UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

Exact name of registrant as specified in charter:	The Prudential Investment Portfolios, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2017

Date of reporting period:	3/31/2017

Item 1 –	Reports to Stockholders – [ INSERT REPORT ]

PRUDENTIAL BALANCED FUND

SEMIANNUAL REPORT

MARCH 31, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Income and long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2017 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser and Prudential Financial company. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM. © 2017 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Balanced Fund informative and useful. The report covers performance for the six-month period ended March 31, 2017. We are proud to announce that Prudential Investments became PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name was changed: the name of your Fund and the management and operation did not change.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, the 9th-largest global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Balanced Fund

May 15, 2017

Prudential Balanced Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 3/31/17 (without Sales Charges)	Average Annual Total Returns as of 3/31/17 (with Sales Charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)
Class A	4.87	3.66	7.40	4.79
Class B	4.47	3.87	7.73	4.65
Class C	4.54	7.94	7.88	4.64
Class R	4.76	9.47	8.42	5.14
Class Z	5.00	10.03	8.97	5.69
Customized Blend Index	5.01	10.44	8.56	6.22
Bloomberg Barclays US Aggregate Bond Index	–2.18	0.44	2.34	4.27
S&P 500 Index	10.11	17.15	13.29	7.50
Lipper Mixed-Asset Target Allocation Growth Funds Average	5.55	11.16	7.63	4.91

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Customized Blend Index—The Customized Blend Index is made up of the S&P 500 Index (50%), the Bloomberg Barclays US Aggregate Bond Index (40%), the Russell 2000 Index (5%), and the Morgan Stanley Capital International Europe, Australasia and Far East Net Dividend (MSCI EAFE ND) Index (5%). The Net Dividend (ND) version of the MSCI EAFE Index reflects the impact of the maximum withholding taxes on reinvested dividends. Each component of the Customized Blend Index is an unmanaged index generally considered to represent the performance of its asset class. The Customized Blend Index is intended to provide a theoretical comparison to the Fund’s performance based on the amounts allocated to each class under the Fund’s investment strategies.

Bloomberg Barclays US Aggregate Bond Index—The Bloomberg Barclays US Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the US Government and its agencies and by corporations with between one and 10 years remaining to maturity on the securities. It gives a broad look at how US investment-grade bonds have performed.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Prudential Balanced Fund	5

Your Fund’s Performance (continued)

Lipper Mixed-Asset Target Allocation Growth Funds Average—The Lipper Mixed-Asset Target Allocation Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Mixed-Asset Target Allocation Growth Funds universe for the periods noted. Funds in the Lipper Average are funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock:bond ratio ranges around 60%:40%.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Equity Holdings expressed as a percentage of net assets as of 3/31/17 (%)
Apple, Inc., Technology Hardware, Storage & Peripherals	1.4
Facebook, Inc., Internet Software & Services	1.1
JPMorgan Chase & Co., Banks	1.1
Bank of America Corp., Banks	1.0
Microsoft Corp., Software	0.9

Holdings reflect only long-term equity investments and are subject to change.

Five Largest Equity Industries expressed as a percentage of net assets as of 3/31/17 (%)
Banks	4.7
Oil, Gas & Consumable Fuels	3.5
Software	2.8
Internet Software & Services	2.8
Pharmaceuticals	2.6

Industry weightings reflect only long-term equity investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended March 31, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses

Prudential Balanced Fund	7

Fees and Expenses (continued)

paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Balanced Fund		Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,048.70	1.19%	$6.08
	Hypothetical	$1,000.00	$1,019.00	1.19%	$5.99
Class B	Actual	$1,000.00	$1,044.70	1.89%	$9.63
	Hypothetical	$1,000.00	$1,015.51	1.89%	$9.50
Class C	Actual	$1,000.00	$1,045.40	1.89%	$9.64
	Hypothetical	$1,000.00	$1,015.51	1.89%	$9.50
Class R	Actual	$1,000.00	$1,047.60	1.39%	$7.10
	Hypothetical	$1,000.00	$1,018.00	1.39%	$6.99
Class Z	Actual	$1,000.00	$1,050.00	0.89%	$4.55
	Hypothetical	$1,000.00	$1,020.49	0.89%	$4.48

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2017, and divided by the 365 days in the Fund's fiscal year ending September 30, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments (unaudited)

as of March 31, 2017

Description	Shares	Value
LONG-TERM INVESTMENTS 95.5%

COMMON STOCKS 59.9%

Aerospace & Defense 1.4%
Airbus SE (France)	1,111	$84,727
BAE Systems PLC (United Kingdom)	6,163	49,601
Boeing Co. (The)	6,600	1,167,276
Cobham PLC (United Kingdom)	3,049	5,083
Dassault Aviation SA (France)	4	5,080
Elbit Systems Ltd. (Israel)	45	5,147
Engility Holdings, Inc.*	3,100	89,714
Esterline Technologies Corp.*	800	68,840
Huntington Ingalls Industries, Inc.	9,300	1,862,232
Leonardo SpA (Italy)*	776	11,004
Lockheed Martin Corp.	8,600	2,301,360
Meggitt PLC (United Kingdom)	1,504	8,394
Moog, Inc. (Class A Stock)*	2,000	134,700
Northrop Grumman Corp.	5,200	1,236,768
Rolls-Royce Holdings PLC (United Kingdom)*	3,449	32,583
Safran SA (France)	601	44,855
Singapore Technologies Engineering Ltd. (Singapore)	3,100	8,266
Spirit AeroSystems Holdings, Inc. (Class A Stock)	1,700	98,464
Thales SA (France)	203	19,609
Vectrus, Inc.*	2,300	51,405
Wesco Aircraft Holdings, Inc.*	3,100	35,340
Zodiac Aerospace (France)	396	9,899

		7,330,347

Air Freight & Logistics 0.4%
Bollore SA (France)	1,631	6,313
Deutsche Post AG (Germany)	1,853	63,417
FedEx Corp.	10,100	1,971,015
Royal Mail PLC (United Kingdom)	1,688	8,990
Yamato Holdings Co. Ltd. (Japan)	700	14,668

		2,064,403

Airlines 0.0%
ANA Holdings, Inc. (Japan)	2,300	7,035
Cathay Pacific Airways Ltd. (Hong Kong)	2,000	2,903
Deutsche Lufthansa AG (Germany)	458	7,430
easyJet PLC (United Kingdom)	281	3,613
International Consolidated Airlines Group SA (United Kingdom)	1,618	10,687
Japan Airlines Co. Ltd. (Japan)	200	6,350
Qantas Airways Ltd. (Australia)	795	2,363
Singapore Airlines Ltd. (Singapore)	1,000	7,198

		47,579

See Notes to Financial Statements.

Prudential Balanced Fund	9

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Auto Components 0.4%
Aisin Seiki Co. Ltd. (Japan)	350	$17,238
Bridgestone Corp. (Japan)	1,200	48,712
Cie Generale des Etablissements Michelin (France)	356	43,260
Continental AG (Germany)	215	47,139
Cooper-Standard Holding, Inc.*	1,600	177,488
Dana, Inc.	4,200	81,102
Denso Corp. (Japan)	950	41,916
GKN PLC (United Kingdom)	3,442	15,677
Koito Manufacturing Co. Ltd. (Japan)	200	10,424
Lear Corp.	9,700	1,373,326
NGK Spark Plug Co. Ltd. (Japan)	400	9,173
NOK Corp. (Japan)	200	4,671
Nokian Renkaat OYJ (Finland)	207	8,640
Stanley Electric Co. Ltd. (Japan)	300	8,577
Sumitomo Electric Industries Ltd. (Japan)	1,400	23,273
Sumitomo Rubber Industries Ltd. (Japan)	300	5,119
Tenneco, Inc.	2,900	181,018
Toyoda Gosei Co. Ltd. (Japan)	150	3,826
Toyota Industries Corp. (Japan)	300	14,923
Valeo SA (France)	456	30,334
Yokohama Rubber Co. Ltd. (The) (Japan)	200	3,920

		2,149,756

Automobiles 0.8%
Bayerische Motoren Werke AG (Germany)	633	57,756
Daimler AG (Germany)	1,851	136,603
Ferrari NV (Italy)	240	17,888
Fiat Chrysler Automobiles NV (United Kingdom)*	1,718	18,770
Ford Motor Co.	106,100	1,235,004
General Motors Co.	57,900	2,047,344
Honda Motor Co. Ltd. (Japan)	3,100	93,586
Isuzu Motors Ltd. (Japan)	1,150	15,231
Mazda Motor Corp. (Japan)	1,060	15,301
Mitsubishi Motors Corp. (Japan)	1,470	8,818
Nissan Motor Co. Ltd. (Japan)	4,600	44,355
Peugeot SA (France)*	967	19,434
Renault SA (France)	361	31,361
Subaru Corp. (Japan)	1,200	44,014
Suzuki Motor Corp. (Japan)	700	29,074
Thor Industries, Inc.	1,400	134,582
Toyota Motor Corp. (Japan)	5,004	271,606

See Notes to Financial Statements.

10

Description	Shares	Value
COMMON STOCKS (Continued)

Automobiles (cont’d.)
Volkswagen AG (Germany)	59	$8,815
Yamaha Motor Co. Ltd. (Japan)	500	12,039

		4,241,581

Banks 4.7%
1st Source Corp.	1,200	56,340
ABN AMRO Group NV-CVA (Netherlands), RegS, 144A	538	13,046
American National Bankshares, Inc.	300	11,175
Aozora Bank Ltd. (Japan)	2,100	7,753
Australia & New Zealand Banking Group Ltd. (Australia)	5,640	136,943
BancFirst Corp.	600	53,940
Banco Bilbao Vizcaya Argentaria SA (Spain)	12,552	97,437
Banco de Sabadell SA (Spain)	10,534	19,301
Banco Popular Espanol SA (Spain)*	5,959	5,778
Banco Santander SA (Spain)	28,095	171,979
Bank Hapoalim BM (Israel)	2,045	12,463
Bank Leumi Le-Israel BM (Israel)*	2,683	11,845
Bank of America Corp.	217,200	5,123,748
Bank of East Asia Ltd. (The) (Hong Kong)	2,200	9,102
Bank of Ireland (Ireland)*	56,454	14,122
Bank of Kyoto Ltd. (The) (Japan)	600	4,379
Bank of Queensland Ltd. (Australia)	843	7,826
Bankia SA (Spain)	9,678	11,017
Bankinter SA (Spain)	1,265	10,607
Barclays PLC (United Kingdom)	32,648	92,158
Bendigo & Adelaide Bank Ltd. (Australia)	837	7,755
Berkshire Hills Bancorp, Inc.	3,700	133,385
BNP Paribas SA (France)	2,041	135,817
BOC Hong Kong Holdings Ltd. (China)	7,000	28,611
Bryn Mawr Bank Corp.	300	11,850
CaixaBank SA (Spain)	6,867	29,525
Cathay General BanCorp	1,900	71,592
Central Pacific Financial Corp.	1,300	39,702
Chiba Bank Ltd. (The) (Japan)	1,500	9,652
Chugoku Bank Ltd. (The) (Japan)	300	4,378
Citigroup, Inc.	61,170	3,659,189
Columbia Banking System, Inc.	1,300	50,687
Commerzbank AG (Germany)	2,152	19,498
Commonwealth Bank of Australia (Australia)	3,386	222,037
Concordia Financial Group Ltd. (Japan)	2,200	10,199
Credit Agricole SA (France)	2,144	28,980
Danske Bank A/S (Denmark)	1,322	45,075

See Notes to Financial Statements.

Prudential Balanced Fund	11

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Banks (cont’d.)
DBS Group Holdings Ltd. (Singapore)	3,407	$47,193
DNB ASA (Norway)	1,833	29,105
Enterprise Financial Services Corp.	2,200	93,280
Erste Group Bank AG (Austria)*	554	18,039
Farmers National Banc Corp.	1,500	21,525
FCB Financial Holdings, Inc. (Class A Stock)*	1,300	64,415
Financial Institutions, Inc.	3,400	112,030
First Bancorp	500	14,645
First BanCorp (Puerto Rico)*	9,800	55,370
First Busey Corp.	1,700	49,980
First Citizens BancShares, Inc. (Class A Stock)	440	147,563
First Community Bancshares, Inc.	1,600	39,952
First Financial Bancorp	3,100	85,095
First Financial Corp.	1,400	66,500
First Merchants Corp.	900	35,388
First Midwest Bancorp, Inc.	6,300	149,184
Fukuoka Financial Group, Inc. (Japan)	1,700	7,384
Fulton Financial Corp.	1,800	32,130
Great Southern Bancorp, Inc.	800	40,400
Hachijuni Bank Ltd. (The) (Japan)	800	4,514
Hancock Holding Co.	3,000	136,650
Hang Seng Bank Ltd. (Hong Kong)	1,500	30,430
Heartland Financial USA, Inc.	1,900	94,905
Heritage Financial Corp.	700	17,325
Hilltop Holdings, Inc.	7,600	208,772
Hiroshima Bank Ltd. (The) (Japan)	1,000	4,253
HSBC Holdings PLC (United Kingdom)	38,188	311,493
IBERIABANK Corp.	1,100	87,010
Independent Bank Corp./MI	2,100	43,470
Independent Bank Group, Inc.	900	57,870
ING Groep NV-CVA (Netherlands)	7,472	112,860
International Bancshares Corp.	1,700	60,180
Intesa Sanpaolo SpA (Italy)	24,284	66,055
Intesa Sanpaolo SpA-RSP (Italy)	1,491	3,792
Japan Post Bank Co. Ltd. (Japan)	800	9,933
JPMorgan Chase & Co.	66,430	5,835,211
KBC Group NV (Belgium)	484	32,086
Kyushu Financial Group, Inc. (Japan)	1,000	6,125
Lloyds Banking Group PLC (United Kingdom)	122,566	101,936
MainSource Financial Group, Inc.	1,000	32,930
Mebuki Financial Group, Inc. (Japan)	1,404	5,610
Mediobanca SpA (Italy)	1,171	10,558

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

Banks (cont’d.)
MidWestOne Financial Group, Inc.	400	$13,716
Mitsubishi UFJ Financial Group, Inc. (Japan)	24,500	154,330
Mizrahi Tefahot Bank Ltd. (Israel)	326	5,526
Mizuho Financial Group, Inc. (Japan)	46,060	84,547
National Australia Bank Ltd. (Australia)	5,247	133,601
Natixis SA (France)	1,762	10,847
Nordea Bank AB (Sweden)	5,796	66,126
OFG Bancorp (Puerto Rico)	3,400	40,120
Old Second Bancorp, Inc.	2,100	23,625
Oversea-Chinese Banking Corp. Ltd. (Singapore)	6,027	41,864
Peapack Gladstone Financial Corp.	1,500	44,385
Peoples BanCorp, Inc.	1,200	37,992
PNC Financial Services Group, Inc. (The)	21,000	2,525,040
Popular, Inc. (Puerto Rico)	11,500	468,395
Preferred Bank	500	26,830
QCR Holdings, Inc.	1,200	50,820
Raiffeisen Bank International AG (Austria)*	280	6,315
Republic Bancorp, Inc. (Class A Stock)	500	17,195
Resona Holdings, Inc. (Japan)	4,200	22,579
Royal Bank of Scotland Group PLC (United Kingdom)*	7,070	21,438
S&T Bancorp, Inc.	400	13,840
Seven Bank Ltd. (Japan)	1,200	3,930
Shinsei Bank Ltd. (Japan)	3,200	5,896
Shizuoka Bank Ltd. (The) (Japan)	1,100	8,970
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	2,849	31,658
Societe Generale SA (France)	1,464	74,174
Standard Chartered PLC (United Kingdom)*	6,285	60,115
Sumitomo Mitsui Financial Group, Inc. (Japan)	2,567	93,436
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	618	21,415
Suruga Bank Ltd. (Japan)	400	8,443
Svenska Handelsbanken AB (Sweden) (Class A Stock)	2,913	39,920
Swedbank AB (Sweden) (Class A Stock)	1,768	40,909
TriState Capital Holdings, Inc.*	2,600	60,710
Umpqua Holdings Corp.	900	15,966
UniCredit SpA (Italy)	3,618	55,773
Union Bankshares Corp.	2,500	87,950
United Community Banks, Inc.	4,400	121,836
United Overseas Bank Ltd. (Singapore)	2,504	39,551
Wells Fargo & Co.	32,241	1,794,534
West Bancorporation, Inc.	600	13,770
Westpac Banking Corp. (Australia)	6,424	171,729
Wintrust Financial Corp.	1,200	82,944
Yamaguchi Financial Group, Inc. (Japan)	400	4,339

		25,409,136

See Notes to Financial Statements.

Prudential Balanced Fund	13

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Beverages 0.8%
Anheuser-Busch InBev SA (Belgium)	1,464	$160,419
Asahi Group Holdings Ltd. (Japan)	750	28,398
Carlsberg A/S (Denmark) (Class B Stock)	214	19,761
Coca-Cola Amatil Ltd. (Australia)	1,132	9,359
Coca-Cola Bottlers Japan, Inc. (Japan)	200	6,449
Coca-Cola European Partners PLC (United Kingdom)	407	15,202
Coca-Cola HBC AG (Switzerland)*	342	8,829
Diageo PLC (United Kingdom)	4,847	138,795
Heineken Holding NV (Netherlands)	189	15,012
Heineken NV (Netherlands)	444	37,784
Kirin Holdings Co. Ltd. (Japan)	1,600	30,266
National Beverage Corp.(a)	1,800	152,154
PepsiCo, Inc.	31,800	3,557,148
Pernod Ricard SA (France)	413	48,825
Remy Cointreau SA (France)	40	3,913
Suntory Beverage & Food Ltd. (Japan)	300	12,674
Treasury Wine Estates Ltd. (Australia)	1,368	12,780

		4,257,768

Biotechnology 2.1%
AbbVie, Inc.	40,500	2,638,980
Acorda Therapeutics, Inc.*	3,700	77,700
Actelion Ltd. (Switzerland)*	193	54,375
AMAG Pharmaceuticals, Inc.*	4,400	99,220
Amgen, Inc.	13,300	2,182,131
Applied Genetic Technologies Corp.*	4,000	27,600
Biogen, Inc.*	3,900	1,066,338
BioSpecifics Technologies Corp.*	1,900	104,120
Celgene Corp.*	22,000	2,737,460
Chimerix, Inc.*	9,800	62,524
Concert Pharmaceuticals, Inc.*	5,300	90,418
CSL Ltd. (Australia)	872	83,490
Exelixis, Inc.*	4,900	106,183
FibroGen, Inc.*	7,100	175,015
Genmab A/S (Denmark)*	107	20,590
Genomic Health, Inc.*	4,700	148,003
Gilead Sciences, Inc.	15,500	1,052,760
Grifols SA (Spain)	581	14,255
Natera, Inc.*	1,400	12,418
PDL BioPharma, Inc.	6,200	14,074
Shire PLC	1,735	101,093

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

Biotechnology (cont’d.)
Vanda Pharmaceuticals, Inc.*	10,400	$145,600
Veracyte, Inc.*	1,100	10,098

		11,024,445

Building Products 0.2%
American Woodmark Corp.*	800	73,440
Armstrong World Industries, Inc.*	3,500	161,175
Asahi Glass Co. Ltd. (Japan)	1,900	15,416
Assa Abloy AB (Sweden) (Class B Stock)	1,931	39,697
Cie de Saint-Gobain (France)	950	48,742
Continental Building Products, Inc.*	5,200	127,400
Daikin Industries Ltd. (Japan)	450	45,377
Geberit AG (Switzerland)	73	31,456
LIXIL Group Corp. (Japan)	500	12,708
NCI Building Systems, Inc.*	1,800	30,870
Patrick Industries, Inc.*	800	56,720
TOTO Ltd. (Japan)	250	9,457
Trex Co., Inc.*	800	55,512
Universal Forest Products, Inc.	1,700	167,518

		875,488

Capital Markets 1.6%
3i Group PLC (United Kingdom)	1,959	18,393
Aberdeen Asset Management PLC (United Kingdom)	1,874	6,219
Ameriprise Financial, Inc.	4,300	557,624
Associated Capital Group, Inc. (Class A Stock)	300	10,845
ASX Ltd. (Australia)	375	14,462
Credit Suisse Group AG (Switzerland)*	3,788	56,360
Daiwa Securities Group, Inc. (Japan)	3,000	18,305
Deutsche Bank AG (Germany)*	4,185	71,945
Deutsche Boerse AG (Germany)*	374	34,272
Evercore Partners, Inc. (Class A Stock)	2,300	179,170
GAIN Capital Holdings, Inc.	2,400	19,992
GAMCO Investors, Inc. (Class A Stock)	600	17,754
Goldman Sachs Group, Inc. (The)	12,915	2,966,834
Hargreaves Lansdown PLC (United Kingdom)	491	7,998
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	2,300	58,038
Houlihan Lokey, Inc.	700	24,115
INTL FCStone, Inc.*	2,100	79,716
Investec PLC (South Africa)	1,252	8,537
Japan Exchange Group, Inc. (Japan)	1,000	14,264
Julius Baer Group Ltd. (Switzerland)*	455	22,730

See Notes to Financial Statements.

Prudential Balanced Fund	15

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Capital Markets (cont’d.)
London Stock Exchange Group PLC (United Kingdom)	588	$23,393
LPL Financial Holdings, Inc.	3,200	127,456
Macquarie Group Ltd. (Australia)	591	40,718
Nomura Holdings, Inc. (Japan)	7,100	43,951
OM Asset Management PLC	3,000	45,360
Partners Group Holding AG (Switzerland)	34	18,272
Raymond James Financial, Inc.	20,100	1,532,826
S&P Global, Inc.	13,800	1,804,212
SBI Holdings, Inc. (Japan)	480	6,707
Schroders PLC (United Kingdom)	241	9,146
Singapore Exchange Ltd. (Singapore)	1,600	8,807
State Street Corp.	8,600	684,646
UBS Group AG (Switzerland)	6,979	111,557

		8,644,624

Chemicals 1.0%
A. Schulman, Inc.	4,200	132,090
AdvanSix, Inc.*	804	21,965
Air Liquide SA (France)	742	84,721
Air Products & Chemicals, Inc.	600	81,174
Air Water, Inc. (Japan)	300	5,547
Akzo Nobel NV (Netherlands)	484	40,067
Arkema SA (France)	127	12,502
Asahi Kasei Corp. (Japan)	2,300	22,348
BASF SE (Germany)	1,764	174,661
Chase Corp.	200	19,080
Chemours Co. (The)	8,300	319,550
Chr Hansen Holding A/S (Denmark)	186	11,931
Covestro AG (Germany), RegS, 144A	175	13,482
Croda International PLC (United Kingdom)	272	12,149
Daicel Corp. (Japan)	600	7,245
EMS-Chemie Holding AG (Switzerland)	16	9,318
Evonik Industries AG (Germany)	300	9,778
Frutarom Industries Ltd. (Israel)	73	4,080
GCP Applied Technologies, Inc.*	5,800	189,370
Givaudan SA (Switzerland)	18	32,419
Hitachi Chemical Co. Ltd. (Japan)	200	5,556
Incitec Pivot Ltd. (Australia)	3,496	10,037
Innophos Holdings, Inc.	300	16,191
Israel Chemicals Ltd. (Israel)	996	4,224
Johnson Matthey PLC (United Kingdom)	352	13,581
JSR Corp. (Japan)	350	5,922

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

Chemicals (cont’d.)
K+S AG (Germany)	354	$8,228
Kaneka Corp. (Japan)	500	3,740
Kansai Paint Co. Ltd. (Japan)	400	8,537
KMG Chemicals, Inc.	1,300	59,891
Koninklijke DSM NV (Netherlands)	354	23,941
Koppers Holdings, Inc.*	1,800	76,230
Kuraray Co. Ltd. (Japan)	700	10,649
LANXESS AG (Germany)	175	11,739
Linde AG (Germany)	355	59,151
LyondellBasell Industries NV (Class A Stock)	19,900	1,814,681
Mitsubishi Chemical Holdings Corp. (Japan)	2,500	19,410
Mitsubishi Gas Chemical Co., Inc. (Japan)	450	9,373
Mitsui Chemicals, Inc. (Japan)	1,600	7,927
Nippon Paint Holdings Co. Ltd. (Japan)	300	10,478
Nissan Chemical Industries Ltd. (Japan)	200	5,834
Nitto Denko Corp. (Japan)	300	23,208
Novozymes A/S (Denmark) (Class B Stock)	432	17,116
Orica Ltd. (Australia)	716	9,624
PolyOne Corp.	300	10,227
Sherwin-Williams Co. (The)	5,400	1,675,026
Shin-Etsu Chemical Co. Ltd. (Japan)	700	60,844
Sika AG (Switzerland)	4	23,991
Solvay SA (Belgium)	139	16,959
Stepan Co.	500	39,405
Sumitomo Chemical Co. Ltd. (Japan)	2,800	15,683
Symrise AG (Germany)	252	16,758
Syngenta AG (Switzerland)	177	78,170
Taiyo Nippon Sanso Corp. (Japan)	300	3,512
Teijin Ltd. (Japan)	380	7,175
Toray Industries, Inc. (Japan)	2,800	24,920
Trinseo SA	2,800	187,880
Umicore SA (Belgium)	172	9,795
Yara International ASA (Norway)	345	13,289

		5,622,379

Commercial Services & Supplies 0.2%
Babcock International Group PLC (United Kingdom)	446	4,928
Brambles Ltd. (Australia)	2,975	21,246
Brink’s Co. (The)	3,600	192,420
Dai Nippon Printing Co. Ltd. (Japan)	1,100	11,903
Edenred (France)	375	8,851
Ennis, Inc.	2,900	49,300

See Notes to Financial Statements.

Prudential Balanced Fund	17

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Commercial Services & Supplies (cont’d.)
G4S PLC (United Kingdom)	3,243	$12,363
Herman Miller, Inc.	2,000	63,100
ISS A/S (Denmark)	338	12,778
Knoll, Inc.	5,400	128,574
Park24 Co. Ltd. (Japan)	200	5,255
Secom Co. Ltd. (Japan)	400	28,743
Securitas AB (Sweden) (Class B Stock)	587	9,164
Societe BIC SA (France)	55	6,852
Sohgo Security Services Co. Ltd. (Japan)	100	3,746
Steelcase, Inc. (Class A Stock)	9,700	162,475
Toppan Printing Co. Ltd. (Japan)	1,100	11,243
West Corp.	4,800	117,216

		850,157

Communications Equipment 0.7%
Black Box Corp.	1,900	17,005
Cisco Systems, Inc.	54,266	1,834,191
CommScope Holding Co., Inc.*	12,100	504,691
Extreme Networks, Inc.*	3,200	24,032
F5 Networks, Inc.*	5,000	712,850
NETGEAR, Inc.*	3,200	158,560
Nokia OYJ (Finland)	11,183	60,107
Plantronics, Inc.	3,000	162,330
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	5,913	39,477
Viavi Solutions, Inc.*	2,200	23,584

		3,536,827

Construction & Engineering 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	398	13,529
Argan, Inc.	1,700	112,455
Boskalis Westminster (Netherlands)	165	5,685
Bouygues SA (France)	403	16,380
CIMIC Group Ltd. (Australia)	169	4,637
Comfort Systems USA, Inc.	1,400	51,310
Eiffage SA (France)	122	9,548
EMCOR Group, Inc.	3,300	207,735
Ferrovial SA (Spain)	944	18,868
HOCHTIEF AG (Germany)	37	6,115
JGC Corp. (Japan)	400	6,966
Kajima Corp. (Japan)	1,600	10,466
KBR, Inc.	20,500	308,115
MasTec, Inc.*	2,000	80,100

See Notes to Financial Statements.

18

Description	Shares	Value
COMMON STOCKS (Continued)

Construction & Engineering (cont’d.)
Obayashi Corp. (Japan)	1,200	$11,252
Shimizu Corp. (Japan)	1,200	10,776
Skanska AB (Sweden) (Class B Stock)	638	15,015
Taisei Corp. (Japan)	1,900	13,895
Vinci SA (France)	979	77,741

		980,588

Construction Materials 0.0%
Boral Ltd. (Australia)	2,275	10,142
CRH PLC (Ireland)	1,605	56,559
Fletcher Building Ltd. (New Zealand)	1,286	7,492
HeidelbergCement AG (Germany)	284	26,596
Imerys SA (France)	75	6,361
James Hardie Industries PLC (Ireland)	843	13,245
LafargeHolcim Ltd. (Switzerland)*	885	52,214
Taiheiyo Cement Corp. (Japan)	2,500	8,389
United States Lime & Minerals, Inc.	500	39,490

		220,488

Consumer Finance 0.5%
Acom Co. Ltd. (Japan)*	700	2,802
AEON Financial Service Co. Ltd. (Japan)	200	3,777
Capital One Financial Corp.	22,800	1,975,848
Credit Saison Co. Ltd. (Japan)	300	5,376
Discover Financial Services	10,800	738,612
Enova International, Inc.*	4,100	60,885
Nelnet, Inc. (Class A Stock)	2,400	105,264
Provident Financial PLC (United Kingdom)	277	10,408

		2,902,972

Containers & Packaging 0.1%
Amcor Ltd. (Australia)	2,172	24,983
Greif, Inc. (Class A Stock)	3,400	187,306
Owens-Illinois, Inc.*	26,800	546,184
Toyo Seikan Group Holdings Ltd. (Japan)	300	4,882

		763,355

Distributors 0.0%
Jardine Cycle & Carriage Ltd. (Singapore)	200	6,264

See Notes to Financial Statements.

Prudential Balanced Fund	19

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Diversified Consumer Services 0.1%
American Public Education, Inc.*	1,000	$22,900
Benesse Holdings, Inc. (Japan)	150	4,695
Capella Education Co.	1,000	85,025
Grand Canyon Education, Inc.*	2,900	207,669

		320,289

Diversified Financial Services 0.7%
AMP Ltd. (Australia)	5,710	22,589
Berkshire Hathaway, Inc. (Class B Stock)*	18,800	3,133,584
Challenger Ltd. (Australia)	1,072	10,274
Eurazeo SA (France)	66	4,342
EXOR NV (Netherlands)	227	11,738
First Pacific Co. Ltd. (Hong Kong)	4,000	2,907
Groupe Bruxelles Lambert SA (Belgium)	151	13,704
Industrivarden AB (Sweden) (Class C Stock)	317	6,860
Investor AB (Sweden) (Class B Stock)	878	36,917
Kinnevik AB (Sweden) (Class B Stock)	478	12,742
L E Lundbergforetagen AB (Sweden)	73	4,948
Leucadia National Corp.	18,800	488,800
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	900	4,498
NewStar Financial, Inc.	1,100	11,638
ORIX Corp. (Japan)	2,540	37,700
Pargesa Holding SA (Switzerland)	80	5,654
Wendel SA (France)	54	6,838

		3,815,733

Diversified Telecommunication Services 1.6%
AT&T, Inc.	99,074	4,116,525
Bezeq the Israeli Telecommunication Corp. Ltd. (Israel)	3,777	6,783
BT Group PLC (United Kingdom)	16,101	64,293
Deutsche Telekom AG (Germany)	6,307	110,516
Elisa OYJ (Finland)	302	10,676
HKT Trust & HKT Ltd. (Hong Kong)	6,720	8,665
IDT Corp. (Class B Stock)	1,400	17,808
Iliad SA (France)	54	12,060
Inmarsat PLC (United Kingdom)	788	8,395
Koninklijke KPN NV (Netherlands)	6,408	19,265
Nippon Telegraph & Telephone Corp. (Japan)	1,300	55,579
Orange SA (France)	3,807	59,106
PCCW Ltd. (Hong Kong)	7,400	4,365
Proximus SADP (Belgium)	275	8,618
SFR Group SA (France)*	209	6,564

See Notes to Financial Statements.

20

Description	Shares	Value
COMMON STOCKS (Continued)

Diversified Telecommunication Services (cont’d.)
Singapore Telecommunications Ltd. (Singapore)	15,600	$43,716
Spark New Zealand Ltd. (New Zealand)	3,547	8,695
Swisscom AG (Switzerland)	49	22,587
TDC A/S (Denmark)	1,587	8,174
Telecom Italia SpA (Italy)*	21,847	19,666
Telecom Italia SpA-RSP (Italy)*	10,793	7,880
Telefonica Deutschland Holding AG (Germany)	1,276	6,326
Telefonica SA (Spain)	8,704	97,427
Telenor ASA (Norway)	1,486	24,720
Telia Co. AB (Sweden)	4,946	20,735
Telstra Corp. Ltd. (Australia)	8,027	28,563
TPG Telecom Ltd. (Australia)	611	3,253
Verizon Communications, Inc.	77,050	3,756,188
Vocus Group Ltd. (Australia)	927	3,059

		8,560,207

Electric Utilities 1.0%
AusNet Services (Australia)	4,251	5,472
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	1,300	10,209
Chubu Electric Power Co., Inc. (Japan)	1,200	16,120
Chugoku Electric Power Co., Inc. (The) (Japan)	600	6,657
CLP Holdings Ltd. (Hong Kong)	3,000	31,405
Contact Energy Ltd. (New Zealand)	1,594	5,652
DONG Energy A/S (Denmark), RegS, 144A	282	10,859
EDP—Energias de Portugal SA (Portugal)	4,553	15,395
El Paso Electric Co.	1,400	70,700
Electricite de France SA (France)	684	5,747
Endesa SA (Spain)	596	13,988
Enel SpA (Italy)	14,559	68,507
Exelon Corp.	50,000	1,799,000
FirstEnergy Corp.	49,800	1,584,636
Fortum OYJ (Finland)	833	13,185
HK Electric Investments & HK Electric Investments Ltd. (Hong Kong), 144A	6,000	5,530
Hokuriku Electric Power Co. (Japan)	300	2,918
Iberdrola SA (Spain)	10,566	75,493
Kansai Electric Power Co., Inc. (The) (Japan)	1,400	17,227
Kyushu Electric Power Co., Inc. (Japan)	800	8,549
Mercury NZ Ltd. (New Zealand)	1,083	2,392
Portland General Electric Co.	1,000	44,420
Power Assets Holdings Ltd. (Hong Kong)	2,500	21,565
PPL Corp.	39,700	1,484,383
Red Electrica Corp. SA (Spain)	812	15,570

See Notes to Financial Statements.

Prudential Balanced Fund	21

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Electric Utilities (cont’d.)
SSE PLC (United Kingdom)	1,947	$35,983
Terna Rete Elettrica Nazionale SpA (Italy)	2,745	13,608
Tohoku Electric Power Co., Inc. (Japan)	900	12,225
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	2,800	10,975

		5,408,370

Electrical Equipment 0.5%
ABB Ltd. (Switzerland)*	3,592	84,073
Atkore International Group, Inc.*	3,700	97,236
AZZ, Inc.	800	47,600
Babcock & Wilcox Enterprises, Inc.*	14,150	132,161
Emerson Electric Co.	31,600	1,891,576
EnerSys	2,500	197,350
Fuji Electric Co. Ltd. (Japan)	1,000	5,955
Legrand SA (France)	501	30,159
Mabuchi Motor Co. Ltd. (Japan)	100	5,645
Mitsubishi Electric Corp. (Japan)	3,500	50,429
Nidec Corp. (Japan)	450	42,977
OSRAM Licht AG (Germany)	174	10,912
Prysmian SpA (Italy)	383	10,125
Schneider Electric SE (France)	1,073	78,832
Vestas Wind Systems A/S (Denmark)	423	34,407

		2,719,437

Electronic Equipment, Instruments & Components 0.2%
Alps Electric Co. Ltd. (Japan)	400	11,342
Anixter International, Inc.*	1,800	142,740
ePlus, Inc.*	400	54,020
Hamamatsu Photonics KK (Japan)	300	8,659
Hexagon AB (Sweden) (Class B Stock)	517	20,750
Hirose Electric Co. Ltd. (Japan)	52	7,204
Hitachi High-Technologies Corp. (Japan)	150	6,127
Hitachi Ltd. (Japan)	8,800	47,782
Ingenico Group SA (France)	117	11,035
Insight Enterprises, Inc.*	1,100	45,199
Itron, Inc.*	2,700	163,890
Keyence Corp. (Japan)	180	72,211
Kyocera Corp. (Japan)	600	33,520
Murata Manufacturing Co. Ltd. (Japan)	350	49,863
Nippon Electric Glass Co. Ltd. (Japan)	900	5,452
Omron Corp. (Japan)	400	17,576
PC Connection, Inc.	1,900	56,601

See Notes to Financial Statements.

22

Description	Shares	Value
COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components (cont’d.)
Sanmina Corp.*	4,300	$174,580
ScanSource, Inc.*	500	19,625
Shimadzu Corp. (Japan)	500	7,957
SYNNEX Corp.	1,700	190,298
TDK Corp. (Japan)	250	15,874
Tech Data Corp.*	1,500	140,850
Yaskawa Electric Corp. (Japan)	500	10,069
Yokogawa Electric Corp. (Japan)	400	6,308

		1,319,532

Energy Equipment & Services 0.2%
Diamond Offshore Drilling, Inc.*	7,900	132,009
Ensco PLC (Class A Stock)	85,600	766,120
Matrix Service Co.*	2,400	39,600
McDermott International, Inc.*	24,000	162,000
Petrofac Ltd. (United Kingdom)	519	5,995
Saipem SpA (Italy)*	11,091	5,038
Tenaris SA (Luxembourg)	966	16,704
Unit Corp.*	5,200	125,632

		1,253,098

Equity Real Estate Investment Trusts (REITs) 1.7%
American Assets Trust, Inc.	3,500	146,440
American Tower Corp.	15,800	1,920,332
Ascendas Real Estate Investment Trust (Singapore)	4,700	8,464
Ashford Hospitality Prime, Inc.	6,100	64,721
Ashford Hospitality Trust, Inc.	12,800	81,536
British Land Co. PLC (The) (United Kingdom)	1,781	13,614
Brixmor Property Group, Inc.	10,200	218,892
CapitaLand Commercial Trust (Singapore)	4,000	4,417
CapitaLand Mall Trust (Singapore)	4,700	6,617
Chatham Lodging Trust	5,000	98,750
Chesapeake Lodging Trust	6,200	148,552
CoreCivic, Inc.	26,300	826,346
Crown Castle International Corp.	18,000	1,700,100
Daiwa House REIT Investment Corp. (Japan)	3	7,813
Dexus Property Group (Australia)	1,946	14,524
DiamondRock Hospitality Co.	6,200	69,130
First Potomac Realty Trust	1,500	15,420
Fonciere Des Regions (France)	71	5,919
Forest City Realty Trust, Inc. (Class A Stock)	14,500	315,810
Franklin Street Properties Corp.	11,400	138,396

See Notes to Financial Statements.

Prudential Balanced Fund	23

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
Gecina SA (France)	85	$11,525
GEO Group, Inc. (The)	5,200	241,124
Goodman Group (Australia)	3,336	19,724
GPT Group (The) (Australia)	3,611	14,212
Hammerson PLC (United Kingdom)	1,610	11,512
ICADE (France)	67	4,901
InfraREIT, Inc.	4,600	82,800
Intu Properties PLC (United Kingdom)	1,709	5,979
Japan Prime Realty Investment Corp. (Japan)	2	7,759
Japan Real Estate Investment Corp. (Japan)	2	10,617
Japan Retail Fund Investment Corp. (Japan)	5	9,814
Kite Realty Group Trust	3,400	73,100
Klepierre (France)	443	17,211
Land Securities Group PLC (United Kingdom)	1,483	19,696
Lexington Realty Trust	2,000	19,960
Link REIT (Hong Kong)	4,500	31,539
Mirvac Group (Australia)	6,944	11,617
NexPoint Residential Trust, Inc.	2,200	53,152
Nippon Building Fund, Inc. (Japan)	3	16,446
Nippon Prologis REIT, Inc. (Japan)	3	6,503
Nomura Real Estate Master Fund, Inc. (Japan)	8	12,442
Outfront Media, Inc.	5,800	153,990
Prologis, Inc.	21,900	1,136,172
RLJ Lodging Trust	5,000	117,550
Ryman Hospitality Properties, Inc.	2,100	129,843
Scentre Group (Australia)	9,988	32,744
Segro PLC (United Kingdom)	1,912	10,932
Spirit Realty Capital, Inc.	22,000	222,860
Stockland (Australia)	4,619	16,379
Summit Hotel Properties, Inc.	10,900	174,182
Suntec Real Estate Investment Trust (Singapore)	5,100	6,528
Tier REIT, Inc.	600	10,416
Unibail-Rodamco SE (France)	193	45,002
United Urban Investment Corp. (Japan)	6	9,224
VEREIT, Inc.	46,100	391,389
Vicinity Centres (Australia)	6,128	13,255
Westfield Corp. (Australia)	3,830	25,981
Xenia Hotels & Resorts, Inc.	9,400	160,458

		9,144,331

Food & Staples Retailing 1.4%
Aeon Co. Ltd. (Japan)	1,300	19,035
Carrefour SA (France)	1,082	25,493

See Notes to Financial Statements.

24

Description	Shares	Value
COMMON STOCKS (Continued)

Food & Staples Retailing (cont’d.)
Casino Guichard Perrachon SA (France)	107	$5,979
Colruyt SA (Belgium)	134	6,581
CVS Health Corp.	2,100	164,850
Distribuidora Internacional de Alimentacion SA (Spain)	1,105	6,387
FamilyMart UNY Holdings Co. Ltd. (Japan)	200	11,933
ICA Gruppen AB (Sweden)	166	5,662
Ingles Markets, Inc. (Class A Stock)	1,400	60,410
J Sainsbury PLC (United Kingdom)	3,021	10,006
Jeronimo Martins SGPS SA (Portugal)	494	8,827
Koninklijke Ahold Delhaize NV (Netherlands)	2,454	52,442
Kroger Co. (The)	44,700	1,318,203
Lawson, Inc. (Japan)	100	6,800
METRO AG (Germany)	337	10,768
Seven & i Holdings Co. Ltd. (Japan)	1,450	56,961
SpartanNash Co.	2,300	80,477
Sundrug Co. Ltd. (Japan)	200	6,729
SUPERVALU, Inc.*	5,300	20,458
Tesco PLC (United Kingdom)*	16,069	37,398
Tsuruha Holdings, Inc. (Japan)	100	9,275
Village Super Market, Inc. (Class A Stock)	900	23,850
Wal-Mart Stores, Inc.	39,700	2,861,576
Walgreens Boots Alliance, Inc.	27,600	2,292,180
Wesfarmers Ltd. (Australia)	2,179	75,019
WM Morrison Supermarkets PLC (United Kingdom)	4,161	12,522
Woolworths Ltd. (Australia)	2,451	49,623

		7,239,444

Food Products 1.2%
AdvancePierre Foods Holdings, Inc.	1,500	46,755
Ajinomoto Co., Inc. (Japan)	1,100	21,765
Archer-Daniels-Midland Co.	8,200	377,528
Aryzta AG (Switzerland)*	173	5,555
Associated British Foods PLC (United Kingdom)	673	21,984
Barry Callebaut AG (Switzerland)*	4	5,230
Bunge Ltd.	2,100	166,446
Calbee, Inc. (Japan)	200	6,831
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	2	11,333
ConAgra Brands, Inc.	39,800	1,605,532
Danone SA (France)	1,126	76,596
Fresh Del Monte Produce, Inc.	2,700	159,921
General Mills, Inc.	23,100	1,363,131
Golden Agri-Resources Ltd. (Singapore)	16,600	4,571

See Notes to Financial Statements.

Prudential Balanced Fund	25

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Food Products (cont’d.)
Kerry Group PLC (Ireland) (Class A Stock)	311	$24,452
Kikkoman Corp. (Japan)	300	8,966
Lancaster Colony Corp.	270	34,787
Marine Harvest ASA (Norway)*	735	11,212
MEIJI Holdings Co. Ltd. (Japan)	200	16,689
Nestle SA (Switzerland)	5,996	460,204
NH Foods Ltd. (Japan)	300	8,059
Nisshin Seifun Group, Inc. (Japan)	405	6,055
Nissin Foods Holdings Co. Ltd. (Japan)	100	5,555
Omega Protein Corp.	400	8,020
Orkla ASA (Norway)	1,529	13,697
Sanderson Farms, Inc.(a)	1,600	166,144
Tate & Lyle PLC (United Kingdom)	890	8,529
Toyo Suisan Kaisha Ltd. (Japan)	200	7,462
Tyson Foods, Inc. (Class A Stock)	26,100	1,610,631
WH Group Ltd. (Hong Kong), RegS, 144A	15,500	13,366
Wilmar International Ltd. (Singapore)	3,600	9,085
Yakult Honsha Co. Ltd. (Japan)	150	8,348
Yamazaki Baking Co. Ltd. (Japan)	300	6,177

		6,300,616

Gas Utilities 0.3%
APA Group (Australia)	2,239	15,325
Atmos Energy Corp.	3,600	284,364
Chesapeake Utilities Corp.	700	48,440
Gas Natural SDG SA (Spain)	657	14,371
Hong Kong & China Gas Co. Ltd. (Hong Kong)	14,990	29,991
ONE Gas, Inc.	2,800	189,280
Osaka Gas Co. Ltd. (Japan)	3,400	12,964
Southwest Gas Holdings, Inc.	2,100	174,111
Toho Gas Co. Ltd. (Japan)	800	5,674
Tokyo Gas Co. Ltd. (Japan)	4,000	18,268
UGI Corp.	13,100	647,140

		1,439,928

Health Care Equipment & Supplies 1.8%
Abbott Laboratories	53,300	2,367,053
AngioDynamics, Inc.*	4,500	78,075
Atrion Corp.	60	28,092
Baxter International, Inc.	35,300	1,830,658
Becton Dickinson & Co.	10,600	1,944,464
C.R. Bard, Inc.	300	74,562

See Notes to Financial Statements.

26

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Equipment & Supplies (cont’d.)
Cantel Medical Corp.	2,200	$176,220
Cardiovascular Systems, Inc.*	2,700	76,342
Cochlear Ltd. (Australia)	107	11,053
Coloplast A/S (Denmark) (Class B Stock)	240	18,743
CYBERDYNE, Inc. (Japan)*	200	2,874
Danaher Corp.	23,700	2,027,061
Essilor International SA (France)	396	48,079
Exactech, Inc.*	600	15,120
Getinge AB (Sweden) (Class B Stock)	367	6,435
Halyard Health, Inc.*	1,900	72,371
Hoya Corp. (Japan)	800	38,649
IDEXX Laboratories, Inc.*	1,100	170,071
LeMaitre Vascular, Inc.	2,200	54,186
Masimo Corp.*	2,700	251,802
Medtronic PLC	2,100	169,176
NxStage Medical, Inc.*	500	13,415
Olympus Corp. (Japan)	580	22,386
OraSure Technologies, Inc.*	4,500	58,185
Orthofix International NV*	2,800	106,820
Smith & Nephew PLC (United Kingdom)	1,740	26,493
Sonova Holding AG (Switzerland)	107	14,843
SurModics, Inc.*	1,100	26,455
Sysmex Corp. (Japan)	300	18,252
Terumo Corp. (Japan)	700	24,334
William Demant Holding A/S (Denmark)*	205	4,284

		9,776,553

Health Care Providers & Services 1.8%
Aetna, Inc.	4,800	612,240
Alfresa Holdings Corp. (Japan)	400	6,954
Anthem, Inc.	5,800	959,204
Express Scripts Holding Co.*	26,800	1,766,388
Fresenius Medical Care AG & Co. KGaA (Germany)	411	34,656
Fresenius SE & Co. KGaA (Germany)	783	62,919
HCA Holdings, Inc.*	10,900	969,991
Healthscope Ltd. (Australia)	3,777	6,548
Humana, Inc.	4,000	824,560
Magellan Health, Inc.*	2,100	145,005
Mediclinic International PLC (South Africa)	668	5,966
Medipal Holdings Corp. (Japan)	300	4,714
Miraca Holdings, Inc. (Japan)	100	4,592
Molina Healthcare, Inc.*	2,300	104,880

See Notes to Financial Statements.

Prudential Balanced Fund	27

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Providers & Services (cont’d.)
National HealthCare Corp.	900	$64,170
Providence Service Corp. (The)*	2,700	119,988
Ramsay Health Care Ltd. (Australia)	265	14,146
Ryman Healthcare Ltd. (New Zealand)	734	4,325
Select Medical Holdings Corp.*	9,100	121,485
Sonic Healthcare Ltd. (Australia)	739	12,485
Suzuken Co. Ltd. (Japan)	165	5,422
UnitedHealth Group, Inc.	20,900	3,427,809
WellCare Health Plans, Inc.*	2,200	308,462

		9,586,909

Health Care Technology 0.1%
Cotiviti Holdings, Inc.*(a)	3,700	154,031
HMS Holdings Corp.*	7,200	146,376
M3, Inc. (Japan)	400	9,969

		310,376

Hotels, Restaurants & Leisure 1.1%
Accor SA (France)	313	13,019
Aramark	12,300	453,501
Aristocrat Leisure Ltd. (Australia)	1,016	13,946
Biglari Holdings, Inc.*	110	47,518
Bloomin’ Brands, Inc.	8,300	163,759
Bojangles’, Inc.*	1,600	32,800
Carnival PLC	357	20,462
Compass Group PLC (United Kingdom)	3,141	59,303
Crown Resorts Ltd. (Australia)	735	6,631
Domino’s Pizza Enterprises Ltd. (Australia)	109	4,839
Extended Stay America, Inc.	56,000	892,640
Flight Centre Travel Group Ltd. (Australia)	85	1,875
Galaxy Entertainment Group Ltd. (Hong Kong)	4,400	24,100
Genting Singapore PLC (Singapore)	12,000	8,751
InterContinental Hotels Group PLC (United Kingdom)	361	17,681
International Game Technology PLC	16,400	388,680
Intrawest Resorts Holdings Inc*	1,600	40,016
Marcus Corp. (The)	1,000	32,100
McDonald’s Corp.	21,868	2,834,311
McDonald’s Holdings Co. Japan Ltd. (Japan)	100	2,920
Melco Crown Entertainment Ltd. (Hong Kong), ADR	338	6,267
Merlin Entertainments PLC (United Kingdom), 144A	1,367	8,217
MGM China Holdings Ltd. (Macau)	1,600	3,336
Monarch Casino & Resort, Inc.*	500	14,770

See Notes to Financial Statements.

28

Description	Shares	Value
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)
Oriental Land Co. Ltd. (Japan)	400	$22,994
Paddy Power Betfair PLC (Ireland)	163	17,528
Papa John’s International, Inc.	800	64,032
Ruth’s Hospitality Group, Inc.	7,000	140,350
Sands China Ltd. (Hong Kong)	4,800	22,251
Shangri-La Asia Ltd. (Hong Kong)	2,000	2,912
SJM Holdings Ltd. (Hong Kong)	3,000	2,442
Sodexo SA (France)	172	20,209
Tabcorp Holdings Ltd. (Australia)	1,794	6,510
Tatts Group Ltd. (Australia)	2,841	9,613
Texas Roadhouse, Inc.	4,200	187,026
TUI AG (Germany)	965	13,364
Whitbread PLC (United Kingdom)	368	18,260
William Hill PLC (United Kingdom)	1,603	5,846
Wynn Macau Ltd. (Macau)	2,900	5,907

		5,630,686

Household Durables 0.7%
Barratt Developments PLC (United Kingdom)	1,880	12,878
Berkeley Group Holdings PLC (United Kingdom)	279	11,219
Casio Computer Co. Ltd. (Japan)	400	5,577
Century Communities, Inc.*	1,600	40,640
D.R. Horton, Inc.	49,000	1,632,190
Electrolux AB (Sweden) Series B	444	12,326
Flexsteel Industries, Inc.	900	45,360
Husqvarna AB (Sweden) (Class B Stock)	847	7,426
Iida Group Holdings Co. Ltd. (Japan)	300	4,617
La-Z-Boy, Inc. (Class Z Stock)	5,200	140,400
Lennar Corp. (Class A Stock)	2,600	133,094
NACCO Industries, Inc. (Class A Stock)	400	27,920
Nikon Corp. (Japan)	700	10,172
NVR, Inc.*	640	1,348,403
Panasonic Corp. (Japan)	4,200	47,532
Persimmon PLC (United Kingdom)	597	15,663
Rinnai Corp. (Japan)	70	5,576
SEB SA (France)	43	6,006
Sekisui Chemical Co. Ltd. (Japan)	800	13,487
Sekisui House Ltd. (Japan)	1,200	19,787
Sharp Corp. (Japan)*	2,800	11,779
Sony Corp. (Japan)	2,400	80,996
Taylor Morrison Home Corp. (Class A Stock)*	6,100	130,052
Taylor Wimpey PLC (United Kingdom)	6,355	15,371
Techtronic Industries Co. Ltd. (Hong Kong)	2,500	10,121

		3,788,592

See Notes to Financial Statements.

Prudential Balanced Fund	29

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Household Products 1.0%
Central Garden & Pet Co. (Class A Stock)*	1,200	$41,664
Clorox Co. (The)	5,200	701,116
Henkel AG & Co. KGaA (Germany)	203	22,575
Kimberly-Clark Corp.	15,100	1,987,613
Lion Corp. (Japan)	300	5,407
Procter & Gamble Co. (The)	24,375	2,190,094
Reckitt Benckiser Group PLC (United Kingdom)	1,207	110,189
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	1,171	37,737
Unicharm Corp. (Japan)	800	19,226

		5,115,621

Independent Power & Renewable Electricity Producers 0.3%
AES Corp.	80,900	904,462
Atlantica Yield PLC (Spain)	7,200	150,912
Electric Power Development Co. Ltd. (Japan)	300	7,050
Meridian Energy Ltd. (New Zealand)	2,404	4,717
NRG Energy, Inc.	42,700	798,490

		1,865,631

Industrial Conglomerates 0.9%
3M Co.	7,900	1,511,507
Carlisle Cos., Inc.	5,300	563,973
CK Hutchison Holdings Ltd. (Hong Kong)	5,357	65,955
DCC PLC (United Kingdom)	177	15,582
General Electric Co.	25,670	764,966
Honeywell International, Inc.	13,700	1,710,719
Jardine Matheson Holdings Ltd. (Hong Kong)	500	32,125
Jardine Strategic Holdings Ltd. (Hong Kong)	400	16,800
Keihan Holdings Co. Ltd. (Japan)	1,000	6,126
Keppel Corp. Ltd. (Singapore)	2,700	13,393
Koninklijke Philips NV (Netherlands)	1,810	58,145
NWS Holdings Ltd. (Hong Kong)	2,900	5,295
Seibu Holdings, Inc. (Japan)	300	4,962
Sembcorp Industries Ltd. (Singapore)	2,300	5,227
Siemens AG (Germany)	1,469	201,213
Smiths Group PLC (United Kingdom)	732	14,873
Toshiba Corp. (Japan)*	7,700	16,597

		5,007,458

Insurance 1.3%
Admiral Group PLC (United Kingdom)	440	10,963
Aegon NV (Netherlands)	3,452	17,584

See Notes to Financial Statements.

30

Description	Shares	Value
COMMON STOCKS (Continued)

Insurance (cont’d.)
Aflac, Inc.	13,200	$955,944
Ageas (Belgium)	374	14,605
AIA Group Ltd. (Hong Kong)	23,100	145,806
Allianz SE (Germany)	878	162,822
Allstate Corp. (The)	22,900	1,866,121
American Equity Investment Life Holding Co.	8,600	203,218
American Financial Group, Inc.	1,300	124,046
Assicurazioni Generali SpA (Italy)	2,195	34,826
Aviva PLC (United Kingdom)	7,892	52,664
AXA SA (France)	3,700	95,593
Baldwin & Lyons, Inc. (Class B Stock)	1,200	29,340
Baloise Holding AG (Switzerland)	105	14,428
CNP Assurances (France)	354	7,199
Dai-ichi Life Holdings, Inc. (Japan)	2,027	36,282
Direct Line Insurance Group PLC (United Kingdom)	2,579	11,221
FBL Financial Group, Inc. (Class A Stock)	700	45,815
Genworth Financial, Inc. (Class A Stock)*	24,000	98,880
Gjensidige Forsikring ASA (Norway)	423	6,444
Hannover Rueck SE (Germany)	113	13,021
Hanover Insurance Group, Inc. (The)	1,000	90,060
Insurance Australia Group Ltd. (Australia)	4,536	20,959
Japan Post Holdings Co. Ltd. (Japan)	900	11,318
Kinsale Capital Group, Inc.	1,800	57,672
Legal & General Group PLC (United Kingdom)	11,160	34,556
Mapfre SA (Spain)	2,259	7,737
Medibank Pvt Ltd. (Australia)	5,681	12,236
MetLife, Inc.	2,600	137,332
MS&AD Insurance Group Holdings, Inc. (Japan)	990	31,621
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	308	60,292
National General Holdings Corp.	4,000	95,040
National Western Life Group, Inc. (Class A Stock)	80	24,333
NN Group NV (Netherlands)	594	19,292
Old Mutual PLC (United Kingdom)	9,643	24,268
Poste Italiane SpA (Italy), RegS, 144A	927	6,175
Progressive Corp. (The)	14,200	556,356
Prudential PLC (United Kingdom)	4,969	104,962
QBE Insurance Group Ltd. (Australia)	2,677	26,355
RSA Insurance Group PLC (United Kingdom)	1,969	14,460
Sampo OYJ (Finland) (Class A Stock)	861	40,855
SCOR SE (France)	317	11,980
Selective Insurance Group, Inc.	200	9,430
Sompo Holdings, Inc. (Japan)	675	24,798
Sony Financial Holdings, Inc. (Japan)	300	4,818

See Notes to Financial Statements.

Prudential Balanced Fund	31

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Insurance (cont’d.)
St. James’s Place PLC (United Kingdom)	964	$12,832
Standard Life PLC (United Kingdom)	3,958	17,599
Suncorp Group Ltd. (Australia)	2,483	25,057
Swiss Life Holding AG (Switzerland)*	60	19,348
Swiss Re AG (Switzerland)	626	56,225
T&D Holdings, Inc. (Japan)	1,100	15,944
Tokio Marine Holdings, Inc. (Japan)	1,300	54,944
Tryg A/S (Denmark)	267	4,841
UnipolSai Assicurazioni SpA (Italy)	2,596	5,734
Unum Group	31,900	1,495,791
Zurich Insurance Group AG (Switzerland)	287	76,589

		7,158,631

Internet & Direct Marketing Retail 1.0%
1-800-Flowers.com, Inc. (Class A Stock)*	2,200	22,440
Amazon.com, Inc.*	2,500	2,216,350
FTD Cos., Inc.*	4,300	86,602
HSN, Inc.	900	33,390
Liberty Interactive Corp. QVC Group (Class A Stock)*	14,900	298,298
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	3,000	42,300
Netflix, Inc.*	16,200	2,394,522
Nutrisystem, Inc.	2,900	160,950
Rakuten, Inc. (Japan)	1,910	19,191
Start Today Co. Ltd. (Japan)	300	6,667
Zalando SE (Germany), RegS, 144A*	157	6,346

		5,287,056

Internet Software & Services 2.8%
Alphabet, Inc. (Class A Stock)*	4,000	3,391,200
Alphabet, Inc. (Class C Stock)*	5,615	4,657,979
Auto Trader Group PLC (United Kingdom), RegS, 144A	1,777	8,721
Bankrate, Inc.*	12,200	117,730
Bazaarvoice, Inc.*	3,700	15,910
Blucora, Inc.*	3,200	55,360
DeNa Co. Ltd. (Japan)	200	4,072
Endurance International Group Holdings, Inc.*	16,500	129,525
Facebook, Inc. (Class A Stock)*	42,600	6,051,330
Kakaku.com, Inc. (Japan)	300	4,096
LogMeIn, Inc.	1,000	97,500
Mixi, Inc. (Japan)	100	4,837
NIC, Inc.	5,600	113,120
RetailMeNot, Inc.*	5,400	43,740

See Notes to Financial Statements.

32

Description	Shares	Value
COMMON STOCKS (Continued)

Internet Software & Services (cont’d.)
Shutterstock, Inc.*	600	$24,810
United Internet AG (Germany)	254	11,235
Yahoo Japan Corp. (Japan)	2,656	12,314

		14,743,479

IT Services 1.6%
Accenture PLC (Class A Stock)	19,800	2,373,624
Amadeus IT Group SA (Spain) (Class A Stock)	859	43,525
Atos SE (France)	165	20,391
Booz Allen Hamilton Holding Corp.	31,800	1,125,402
CACI International, Inc. (Class A Stock)*	1,400	164,220
Capgemini SA (France)	317	29,261
Cardtronics PLC (Class A Stock)*	1,800	84,150
Cognizant Technology Solutions Corp. (Class A Stock)*	31,700	1,886,784
Computershare Ltd. (Australia)	941	10,106
CSRA, Inc.	21,600	632,664
DST Systems, Inc.	3,000	367,500
First Data Corp. (Class A Stock)*	29,800	461,900
Fiserv, Inc.*	7,000	807,170
Fujitsu Ltd. (Japan)	3,500	21,484
Hackett Group, Inc. (The)	1,700	33,133
Leidos Holdings, Inc.	5,400	276,156
MAXIMUS, Inc.	2,200	136,840
Nomura Research Institute Ltd. (Japan)	242	8,921
NTT Data Corp. (Japan)	229	10,874
Obic Co. Ltd. (Japan)	100	4,778
Otsuka Corp. (Japan)	90	4,890
Science Applications International Corp.	1,400	104,160
Sykes Enterprises, Inc.*	2,900	85,260
Travelport Worldwide Ltd.	6,900	81,213
Worldpay Group PLC (United Kingdom), RegS, 144A	3,330	12,312

		8,786,718

Leisure Products 0.0%
Bandai Namco Holdings, Inc. (Japan)	400	11,990
Johnson Outdoors, Inc. (Class A Stock)	500	18,250
Malibu Boats, Inc. (Class A Stock)*	1,800	40,410
Sankyo Co. Ltd. (Japan)	50	1,675
Sega Sammy Holdings, Inc. (Japan)	400	5,380
Shimano, Inc. (Japan)	135	19,773
Yamaha Corp. (Japan)	300	8,300

		105,778

See Notes to Financial Statements.

Prudential Balanced Fund	33

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Life Sciences Tools & Services 0.2%
Eurofins Scientific SE (Luxembourg)	21	$9,132
INC Research Holdings, Inc. (Class A Stock)*	2,200	100,870
Lonza Group AG (Switzerland)*	112	21,170
Medpace Holdings, Inc.*	700	20,895
PRA Health Sciences, Inc.*	3,100	202,213
Qiagen NV*	399	11,583
Thermo Fisher Scientific, Inc.	4,900	752,640

		1,118,503

Machinery 1.4%
Alamo Group, Inc.	200	15,238
Alfa Laval AB (Sweden)	630	11,874
Alstom SA (France)*	324	9,673
Amada Holdings Co. Ltd. (Japan)	600	6,868
ANDRITZ AG (Austria)	139	6,952
Astec Industries, Inc.	1,400	86,093
Atlas Copco AB (Sweden) (Class A Stock)	1,311	46,212
Atlas Copco AB (Sweden) (Class B Stock)	734	23,316
CNH Industrial NV (United Kingdom)	1,917	18,451
Columbus McKinnon Corp.	500	12,410
Crane Co.	3,700	276,871
Cummins, Inc.	2,600	393,120
FANUC Corp. (Japan)	390	80,290
Fortive Corp.	27,100	1,631,962
GEA Group AG (Germany)	349	14,827
Global Brass & Copper Holdings, Inc.	3,100	106,640
Harsco Corp.*	9,200	117,300
Hillenbrand, Inc.	1,300	46,605
Hino Motors Ltd. (Japan)	500	6,062
Hitachi Construction Machinery Co. Ltd. (Japan)	200	5,004
Hoshizaki Corp. (Japan)	100	7,904
IHI Corp. (Japan)*	2,700	8,541
Illinois Tool Works, Inc.	13,900	1,841,333
IMI PLC (United Kingdom)	481	7,196
JTEKT Corp. (Japan)	400	6,223
Kadant, Inc.	1,200	71,220
Kawasaki Heavy Industries Ltd. (Japan)	2,600	7,898
Komatsu Ltd. (Japan)	1,800	47,148
Kone OYJ (Finland) (Class B Stock)	632	27,763
Kubota Corp. (Japan)	2,000	30,147
Kurita Water Industries Ltd. (Japan)	200	4,857
Lydall, Inc.*	2,500	134,000

See Notes to Financial Statements.

34

Description	Shares	Value
COMMON STOCKS (Continued)

Machinery (cont’d.)
Makita Corp. (Japan)	400	$14,029
MAN SE (Germany)	66	6,803
Metso OYJ (Finland)	227	6,869
MINEBEA MITSUMI, Inc. (Japan)	700	9,359
Mitsubishi Heavy Industries Ltd. (Japan)	6,000	24,143
Mueller Industries, Inc.	3,400	116,382
Mueller Water Products, Inc. (Class A Stock)	4,300	50,826
Nabtesco Corp. (Japan)	200	5,322
NGK Insulators Ltd. (Japan)	500	11,343
NSK Ltd. (Japan)	800	11,460
Oshkosh Corp.	7,500	514,425
Pentair PLC (United Kingdom)	8,200	514,796
Sandvik AB (Sweden)	2,084	31,129
Schindler Holding AG (Switzerland)	40	7,589
Schindler Holding AG (Switzerland) (Part. Cert.)	78	15,088
SKF AB (Sweden) (Class B Stock)	730	14,436
SMC Corp. (Japan)	100	29,646
SPX Corp.*	4,300	104,275
Stanley Black & Decker, Inc.	6,800	903,516
Sumitomo Heavy Industries Ltd. (Japan)	1,200	8,390
Supreme Industries, Inc. (Class A Stock)	2,700	54,702
THK Co. Ltd. (Japan)	250	6,307
Volvo AB (Sweden) (Class B Stock)	2,975	43,887
Wartsila OYJ Abp (Finland)	287	15,344
Weir Group PLC (The) (United Kingdom)	444	10,680
Woodward, Inc.	800	54,336
Yangzijiang Shipbuilding Holdings Ltd. (China)	2,700	2,180
Zardoya Otis SA (Spain)	359	3,315

		7,700,575

Marine 0.0%
A.P. Moeller—Maersk A/S (Denmark) (Class A Stock)	7	11,281
A.P. Moeller—Maersk A/S (Denmark) (Class B Stock)	13	21,532
Kuehne + Nagel International AG (Switzerland)	100	14,120
Matson, Inc.	3,600	114,336
Mitsui OSK Lines Ltd. (Japan)	2,200	6,914
Nippon Yusen K.K. (Japan)	2,900	6,123

		174,306

Media 1.4%
Altice NV (Netherlands) (Class A Stock)*	755	17,077
Altice NV (Netherlands) (Class B Stock)*	266	6,008

See Notes to Financial Statements.

Prudential Balanced Fund	35

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Media (cont’d.)
Axel Springer SE (Germany)	71	$3,919
Comcast Corp. (Class A Stock)	53,200	1,999,788
Dentsu, Inc. (Japan)	400	21,785
Discovery Communications, Inc. (Class C Stock)*	8,300	234,973
DISH Network Corp. (Class A Stock)*	10,900	692,041
Eutelsat Communications SA (France)	301	6,709
Hakuhodo DY Holdings, Inc. (Japan)	460	5,472
ITV PLC (United Kingdom)	7,198	19,760
JCDecaux SA (France)	120	4,215
Lagardere SCA (France)	229	6,736
MSG Networks, Inc. (Class A Stock)*	6,800	158,780
New Media Investment Group, Inc.	5,200	73,892
Pearson PLC (United Kingdom)	1,496	12,756
Publicis Groupe SA (France)	382	26,671
REA Group Ltd. (Australia)	123	5,578
RTL Group SA (Luxembourg)	70	5,632
Schibsted ASA (Norway) (Class A Stock)	119	3,063
Schibsted ASA (Norway) (Class B Stock)	194	4,445
SES SA (Luxembourg)	736	17,111
Singapore Press Holdings Ltd. (Singapore)	3,000	7,613
Sky PLC (United Kingdom)	1,935	23,665
Telenet Group Holding NV (Belgium)*	110	6,539
Toho Co. Ltd. (Japan)	200	5,309
Townsquare Media, Inc. (Class A Stock)*	2,100	25,578
Tribune Media Co. (Class A Stock)	4,600	171,442
tronc, Inc.*	1,000	13,920
Twenty-First Century Fox, Inc. (Class B Stock)	26,400	838,992
Viacom, Inc. (Class B Stock)	20,200	941,724
Vivendi SA (France)	1,964	38,099
Walt Disney Co. (The)	18,400	2,086,376
WPP PLC (United Kingdom)	2,422	53,088

		7,538,756

Metals & Mining 0.7%
Alumina Ltd. (Australia)	4,251	5,816
Anglo American PLC (United Kingdom)*	2,733	41,757
Antofagasta PLC (Chile)	866	9,042
ArcelorMittal (Luxembourg)*	3,450	28,863
BHP Billiton Ltd. (Australia)	6,187	112,518
BHP Billiton PLC (Australia)	4,030	62,158
Boliden AB (Sweden)	513	15,270
Fortescue Metals Group Ltd. (Australia)	2,835	13,504

See Notes to Financial Statements.

36

Description	Shares	Value
COMMON STOCKS (Continued)

Metals & Mining (cont’d.)
Fresnillo PLC (Mexico)	403	$7,852
Glencore PLC (Switzerland)*	23,346	91,599
Hitachi Metals Ltd. (Japan)	400	5,626
JFE Holdings, Inc. (Japan)	1,000	17,200
Kobe Steel Ltd. (Japan)*	610	5,582
Maruichi Steel Tube Ltd. (Japan)	100	2,854
Mitsubishi Materials Corp. (Japan)	210	6,374
Newcrest Mining Ltd. (Australia)	1,471	25,074
Nippon Steel & Sumitomo Metal Corp. (Japan)	1,517	35,048
Norsk Hydro ASA (Norway)	2,673	15,578
Nucor Corp.	11,500	686,780
Randgold Resources Ltd. (United Kingdom)	182	15,903
Rio Tinto Ltd. (United Kingdom)	818	37,769
Rio Tinto PLC (United Kingdom)	2,360	95,031
Ryerson Holding Corp.*	1,300	16,380
South32 Ltd. (Australia)	10,167	21,434
Southern Copper Corp. (Peru)	28,500	1,022,865
Steel Dynamics, Inc.	30,000	1,042,800
Sumitomo Metal Mining Co. Ltd. (Japan)	900	12,871
thyssenkrupp AG (Germany)	690	16,903
voestalpine AG (Austria)	201	7,905
Worthington Industries, Inc.	3,900	175,851

		3,654,207

Mortgage Real Estate Investment Trusts (REITs) 0.2%
Ares Commercial Real Estate Corp.	1,800	24,084
Chimera Investment Corp.	21,900	441,942
Invesco Mortgage Capital, Inc.	10,900	168,078
Ladder Capital Corp.	5,200	75,088
New Residential Investment Corp.	2,900	49,242
PennyMac Mortgage Investment Trust	5,800	102,950
Redwood Trust, Inc.	2,600	43,186
Resource Capital Corp.	2,750	26,867

		931,437

Multiline Retail 0.6%
Don Quijote Holdings Co. Ltd. (Japan)	200	6,961
Harvey Norman Holdings Ltd. (Australia)	1,203	4,161
Isetan Mitsukoshi Holdings Ltd. (Japan)	700	7,694
J. Front Retailing Co. Ltd. (Japan)	450	6,684
Kohl’s Corp.	15,100	601,131
Macy’s, Inc.	42,200	1,250,808

See Notes to Financial Statements.

Prudential Balanced Fund	37

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Multiline Retail (cont’d.)
Marks & Spencer Group PLC (United Kingdom)	3,045	$12,862
Marui Group Co. Ltd. (Japan)	400	5,451
Next PLC (United Kingdom)	267	14,444
Ryohin Keikaku Co. Ltd. (Japan)	50	10,991
Takashimaya Co. Ltd. (Japan)	1,000	8,765
Target Corp.	20,200	1,114,838

		3,044,790

Multi-Utilities 0.2%
AGL Energy Ltd. (Australia)	1,266	25,501
CenterPoint Energy, Inc.	18,700	515,559
Centrica PLC (United Kingdom)	10,542	28,706
DUET Group (Australia)	4,719	10,057
E.ON SE (Germany)	4,240	33,709
Engie SA (France)	3,027	42,776
Innogy SE (Germany), RegS, 144A*	261	9,836
National Grid PLC (United Kingdom)	7,183	91,133
NiSource, Inc.	13,200	314,028
RWE AG (Germany)*	918	15,213
Suez (France)	648	10,227
Unitil Corp.	300	13,509
Veolia Environnement SA (France)	914	17,139

		1,127,393

Oil, Gas & Consumable Fuels 3.5%
Adams Resources & Energy, Inc.	300	11,205
Anadarko Petroleum Corp.	20,900	1,295,800
BP PLC (United Kingdom)	36,328	209,108
Caltex Australia Ltd. (Australia)	492	11,086
Chevron Corp.	3,900	418,743
ConocoPhillips	45,300	2,259,111
Contango Oil & Gas Co.*	3,100	22,692
Devon Energy Corp.	39,300	1,639,596
Enagas SA (Spain)	413	10,715
Eni SpA (Italy)	4,854	79,476
Evolution Petroleum Corp.	3,100	24,800
Exxon Mobil Corp.	42,254	3,465,251
Galp Energia SGPS SA (Portugal)	956	14,500
Idemitsu Kosan Co. Ltd. (Japan)	140	4,873
Inpex Corp. (Japan)	1,781	17,562
JXTG Holdings, Inc. (Japan)	5,385	26,513
Kinder Morgan, Inc.	83,900	1,823,986

See Notes to Financial Statements.

38

Description	Shares	Value
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Koninklijke Vopak NV (Netherlands)	138	$6,010
Laredo Petroleum, Inc.*	15,000	219,000
Lundin Petroleum AB (Sweden)*	327	6,637
Marathon Petroleum Corp.	8,500	429,590
Neste OYJ (Finland)	239	9,346
Newfield Exploration Co.*	42,600	1,572,366
Noble Energy, Inc.	4,400	151,096
Oil Search Ltd. (Australia)	2,571	14,175
OMV AG (Austria)	281	11,074
Origin Energy Ltd. (Australia)*	3,498	18,816
Pacific Ethanol, Inc.*	8,600	58,910
Panhandle Oil and Gas, Inc. (Class A Stock)	1,600	30,720
Phillips 66	3,600	285,192
Repsol SA (Spain)	2,159	33,449
REX American Resources Corp.*	1,200	108,588
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	8,459	222,964
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	7,197	197,841
RSP Permian, Inc.*	2,500	103,575
Santos Ltd. (Australia)*	3,514	10,197
Scorpio Tankers, Inc. (Monaco)	14,800	65,712
Showa Shell Sekiyu KK (Japan)	400	4,059
Snam SpA (Italy)	4,630	20,011
Statoil ASA (Norway)	2,153	37,007
TOTAL SA (France)	4,373	221,115
Valero Energy Corp.	26,700	1,769,943
Williams Cos., Inc. (The)	52,800	1,562,352
Woodside Petroleum Ltd. (Australia)	1,447	35,449

		18,540,211

Paper & Forest Products 0.0%
Clearwater Paper Corp.*	400	22,400
KapStone Paper and Packaging Corp.	3,600	83,160
Mondi PLC (South Africa)	674	16,285
Oji Holdings Corp. (Japan)	1,500	7,035
Stora Enso OYJ (Finland) (Class R Stock)	1,033	12,214
UPM-Kymmene OYJ (Finland)	996	23,385

		164,479

Personal Products 0.1%
Avon Products, Inc.*	31,100	136,840
Beiersdorf AG (Germany)	203	19,210
Kao Corp. (Japan)	950	52,171

See Notes to Financial Statements.

Prudential Balanced Fund	39

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Personal Products (cont’d.)
Kose Corp. (Japan)	100	$9,088
L’Oreal SA (France)	481	92,515
Pola Orbis Holdings, Inc. (Japan)	160	3,866
Shiseido Co. Ltd. (Japan)	700	18,424
Unilever NV-CVA (United Kingdom)	3,126	155,204
Unilever PLC (United Kingdom)	2,473	121,986
USANA Health Sciences, Inc.*	780	44,928

		654,232

Pharmaceuticals 2.6%
Allergan PLC	11,500	2,747,580
Astellas Pharma, Inc. (Japan)	4,100	54,075
AstraZeneca PLC (United Kingdom)	2,442	150,151
Bayer AG (Germany)	1,589	183,075
Bristol-Myers Squibb Co.	2,000	108,760
Chugai Pharmaceutical Co. Ltd. (Japan)	400	13,769
Daiichi Sankyo Co. Ltd. (Japan)	1,200	27,073
Eisai Co. Ltd. (Japan)	500	25,966
Galenica AG (Switzerland)	9	9,488
GlaxoSmithKline PLC (United Kingdom)	9,369	194,809
Heska Corp.*	2,100	220,458
Hikma Pharmaceuticals PLC (Jordan)	255	6,334
Hisamitsu Pharmaceutical Co., Inc. (Japan)	100	5,725
Johnson & Johnson	39,200	4,882,360
Kyowa Hakko Kirin Co. Ltd. (Japan)	500	7,945
Mallinckrodt PLC*	19,600	873,572
Merck & Co., Inc.	8,900	565,506
Merck KGaA (Germany)	242	27,577
Mitsubishi Tanabe Pharma Corp. (Japan)	400	8,352
Novartis AG (Switzerland)	4,303	319,530
Novo Nordisk A/S (Denmark) (Class B Stock)	3,678	126,299
Ono Pharmaceutical Co. Ltd. (Japan)	800	16,590
Orion OYJ (Finland) (Class B Stock)	214	11,163
Otsuka Holdings Co. Ltd. (Japan)	700	31,682
Pfizer, Inc.	22,719	777,217
Prestige Brands Holdings, Inc.*	3,100	172,236
Roche Holding AG (Switzerland)	1,348	344,729
Sanofi (France)	2,228	201,401
Santen Pharmaceutical Co. Ltd. (Japan)	750	10,894
Shionogi & Co. Ltd. (Japan)	600	31,061
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	300	4,964
Supernus Pharmaceuticals, Inc.*	2,900	90,770

See Notes to Financial Statements.

40

Description	Shares	Value
COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	30	$2,443
Takeda Pharmaceutical Co. Ltd. (Japan)	1,400	65,908
Taro Pharmaceutical Industries Ltd.*	27	3,149
Teva Pharmaceutical Industries Ltd. (Israel), ADR	1,742	55,901
UCB SA (Belgium)	254	19,702
Zoetis, Inc.	31,700	1,691,829

		14,090,043

Professional Services 0.1%
Adecco Group AG (Switzerland)	332	23,573
Bureau Veritas SA (France)	496	10,455
Capita PLC (United Kingdom)	1,210	8,569
Experian PLC (United Kingdom)	1,801	36,743
ICF International, Inc.*	2,000	82,600
Insperity, Inc.	2,100	186,165
Intertek Group PLC (United Kingdom)	294	14,471
Randstad Holding NV (Netherlands)	221	12,740
Recruit Holdings Co. Ltd. (Japan)	700	35,802
RELX NV (United Kingdom)	1,917	35,564
RELX PLC (United Kingdom)	2,105	41,212
SEEK Ltd. (Australia)	633	7,696
SGS SA (Switzerland)	11	23,459
Wolters Kluwer NV (Netherlands)	578	23,988

		543,037

Real Estate Management & Development 0.2%
Aeon Mall Co. Ltd. (Japan)	220	3,471
Azrieli Group Ltd. (Israel)	75	3,985
CapitaLand Ltd. (Singapore)	4,700	12,199
CBRE Group, Inc. (Class A Stock)*	13,000	452,270
Cheung Kong Property Holdings Ltd. (Hong Kong)	5,357	36,137
City Developments Ltd. (Singapore)	700	5,101
Daito Trust Construction Co. Ltd. (Japan)	130	17,875
Daiwa House Industry Co. Ltd. (Japan)	1,100	31,618
Deutsche Wohnen AG (Germany)	664	21,867
Global Logistic Properties Ltd. (Singapore)	5,200	10,333
Hang Lung Group Ltd. (Hong Kong)	2,000	8,531
Hang Lung Properties Ltd. (Hong Kong)	5,000	12,998
Henderson Land Development Co. Ltd. (Hong Kong)	2,173	13,474
Hongkong Land Holdings Ltd. (Hong Kong)	2,200	16,918
Hulic Co. Ltd. (Japan)	700	6,607
Hysan Development Co. Ltd. (Hong Kong)	1,400	6,352

See Notes to Financial Statements.

Prudential Balanced Fund	41

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Real Estate Management & Development (cont’d.)
Kerry Properties Ltd. (Hong Kong)	1,500	$5,203
LendLease Group (Australia)	1,038	12,345
Marcus & Millichap, Inc.*	500	12,290
Mitsubishi Estate Co. Ltd. (Japan)	2,300	41,921
Mitsui Fudosan Co. Ltd. (Japan)	1,700	36,298
New World Development Co. Ltd. (Hong Kong)	10,800	13,308
Nomura Real Estate Holdings, Inc. (Japan)	300	4,788
RMR Group, Inc. (The) (Class A Stock)	1,300	64,350
Sino Land Co. Ltd. (Hong Kong)	5,300	9,294
Sumitomo Realty & Development Co. Ltd. (Japan)	690	17,921
Sun Hung Kai Properties Ltd. (Hong Kong)	2,600	38,221
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	1,000	9,995
Swire Properties Ltd. (Hong Kong)	2,000	6,410
Swiss Prime Site AG (Switzerland)*	138	12,151
Tokyo Tatemono Co. Ltd. (Japan)	350	4,628
Tokyu Fudosan Holdings Corp. (Japan)	1,000	5,443
UOL Group Ltd. (Singapore)	1,054	5,251
Vonovia SE (Germany)	874	30,793
Wharf Holdings Ltd. (The) (Hong Kong)	2,400	20,626
Wheelock & Co. Ltd. (Hong Kong)	1,400	11,074

		1,022,046

Road & Rail 0.6%
Aurizon Holdings Ltd. (Australia)	3,945	15,819
Central Japan Railway Co. (Japan)	263	42,958
ComfortDelGro Corp. Ltd. (Singapore)	4,300	7,871
DSV A/S (Denmark)	356	18,413
East Japan Railway Co. (Japan)	600	52,393
Hankyu Hanshin Holdings, Inc. (Japan)	500	16,316
Keikyu Corp. (Japan)	1,000	11,001
Keio Corp. (Japan)	1,100	8,739
Keisei Electric Railway Co. Ltd. (Japan)	250	5,819
Kintetsu Group Holdings Co. Ltd. (Japan)	3,500	12,654
MTR Corp. Ltd. (Hong Kong)	3,000	16,855
Nagoya Railroad Co. Ltd. (Japan)	2,000	9,019
Nippon Express Co. Ltd. (Japan)	1,600	8,236
Norfolk Southern Corp.	10,100	1,130,897
Odakyu Electric Railway Co. Ltd. (Japan)	550	10,726
Roadrunner Transportation Systems, Inc.*	4,000	27,480
Tobu Railway Co. Ltd. (Japan)	1,900	9,650
Tokyu Corp. (Japan)	2,100	14,921

See Notes to Financial Statements.

42

Description	Shares	Value
COMMON STOCKS (Continued)

Road & Rail (cont’d.)
Union Pacific Corp.	15,600	$1,652,352
West Japan Railway Co. (Japan)	300	19,564

		3,091,683

Semiconductors & Semiconductor Equipment 2.3%
Advanced Energy Industries, Inc.*	3,500	239,960
Alpha & Omega Semiconductor Ltd.*	4,500	77,355
Amkor Technology, Inc.*	7,600	88,084
Applied Materials, Inc.	56,200	2,186,180
ASM Pacific Technology Ltd. (Hong Kong)	600	8,162
ASML Holding NV (Netherlands)	715	94,876
Brooks Automation, Inc.	1,800	40,320
Cabot Microelectronics Corp.	300	22,983
Entegris, Inc.*	9,600	224,640
Infineon Technologies AG (Germany)	2,216	45,356
Intel Corp.	94,000	3,390,580
IXYS Corp.	1,400	20,370
MKS Instruments, Inc.	800	55,000
Monolithic Power Systems, Inc.	1,400	128,940
NVE Corp.	300	24,837
NXP Semiconductors NV (Netherlands)*	563	58,270
Power Integrations, Inc.	700	46,025
QUALCOMM, Inc.	43,500	2,494,290
Rohm Co. Ltd. (Japan)	200	13,315
Semtech Corp.*	5,800	196,040
Silicon Laboratories, Inc.*	1,600	117,680
STMicroelectronics NV (Switzerland)	1,268	19,512
Texas Instruments, Inc.	31,000	2,497,360
Tokyo Electron Ltd. (Japan)	300	32,843
Versum Materials, Inc.*	3,400	104,040

		12,227,018

Software 2.8%
Adobe Systems, Inc.*	18,000	2,342,340
Aspen Technology, Inc.*	3,800	223,896
Barracuda Networks, Inc.*	3,100	71,641
Bottomline Technologies de, Inc.*	2,700	63,855
Check Point Software Technologies Ltd. (Israel)*	253	25,973
Dassault Systemes SA (France)	238	20,585
Electronic Arts, Inc.*	20,400	1,826,208
Fair Isaac Corp.	1,600	206,320
Gemalto NV (Netherlands)	172	9,595

See Notes to Financial Statements.

Prudential Balanced Fund	43

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Software (cont’d.)
Globant SA*(a)	2,200	$80,080
Intuit, Inc.	14,600	1,693,454
Konami Holdings Corp. (Japan)	200	8,495
LINE Corp. (Japan)*	100	3,855
Microsoft Corp.	74,513	4,907,426
MicroStrategy, Inc. (Class A Stock)*	320	60,096
Mobileye NV*	353	21,674
Nexon Co. Ltd. (Japan)	300	4,771
Nice Ltd. (Israel)	114	7,739
Nintendo Co. Ltd. (Japan)	220	51,049
Oracle Corp.	70,700	3,153,927
Oracle Corp. Japan (Japan)	100	5,733
Paycom Software, Inc.*	200	11,502
Progress Software Corp.	1,300	37,765
QAD, Inc.	800	22,280
Sage Group PLC (The) (United Kingdom)	2,085	16,470
SAP SE (Germany)	1,887	185,130
TiVo Corp.	1,100	20,625
Trend Micro, Inc. (Japan)	200	8,902
Varonis Systems, Inc.*	700	22,260

		15,113,646

Specialty Retail 1.0%
ABC-Mart, Inc. (Japan)	100	5,861
American Eagle Outfitters, Inc.	4,600	64,538
Asbury Automotive Group, Inc.*	1,700	102,170
Bed Bath & Beyond, Inc.	8,000	315,680
Burlington Stores, Inc.*	7,300	710,217
Citi Trends, Inc.	700	11,900
Dixons Carphone PLC (United Kingdom)	1,720	6,851
DSW, Inc. (Class A Stock)	1,300	26,884
Dufry AG (Switzerland)*	95	14,465
Express, Inc.*	10,600	96,566
Fast Retailing Co. Ltd. (Japan)	100	31,468
Foot Locker, Inc.	13,500	1,009,935
Francesca’s Holdings Corp.*(a)	8,700	133,545
GameStop Corp. (Class A Stock)(a)	13,800	311,190
Group 1 Automotive, Inc.	1,700	125,936
Hennes & Mauritz AB (Sweden) (Class B Stock)	1,816	46,346
Hikari Tsushin, Inc. (Japan)	30	2,929
Industria de Diseno Textil SA (Spain)	2,081	73,286
Kingfisher PLC (United Kingdom)	4,263	17,442

See Notes to Financial Statements.

44

Description	Shares	Value
COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
Michaels Cos., Inc. (The)*	10,800	$241,812
Nitori Holdings Co. Ltd. (Japan)	150	19,050
Ross Stores, Inc.	24,400	1,607,228
Shimamura Co. Ltd. (Japan)	50	6,628
Staples, Inc.	31,800	278,886
Tilly’s, Inc. (Class A Stock)	5,600	50,512
USS Co. Ltd. (Japan)	400	6,699
Yamada Denki Co. Ltd. (Japan)	1,360	6,799

		5,324,823

Technology Hardware, Storage & Peripherals 2.3%
Apple, Inc.	52,400	7,527,784
Brother Industries Ltd. (Japan)	500	10,456
Canon, Inc. (Japan)	2,050	64,019
FUJIFILM Holdings Corp. (Japan)	800	31,358
Hewlett Packard Enterprise Co.	76,200	1,805,940
HP, Inc.	63,500	1,135,380
Konica Minolta, Inc. (Japan)	800	7,176
NEC Corp. (Japan)	5,100	12,312
Ricoh Co. Ltd. (Japan)	1,300	10,724
Seagate Technology PLC	33,000	1,515,690
Seiko Epson Corp. (Japan)	600	12,659
Super Micro Computer, Inc.*	2,900	73,515

		12,207,013

Textiles, Apparel & Luxury Goods 0.1%
adidas AG (Germany)	360	68,484
Asics Corp. (Japan)	300	4,827
Burberry Group PLC (United Kingdom)	807	17,415
Christian Dior SE (France)	109	25,302
Cie Financiere Richemont SA (Switzerland)	996	78,746
Culp, Inc.	1,000	31,200
Hermes International (France)	52	24,616
HUGO BOSS AG (Germany)	142	10,355
Kering (France)	148	38,253
Li & Fung Ltd. (Hong Kong)	11,000	4,772
Luxottica Group SpA (Italy)	339	18,708
LVMH Moet Hennessy Louis Vuitton SE (France)	538	118,249
Pandora A/S (Denmark)	209	23,132
Skechers U.S.A., Inc. (Class A Stock)*	5,200	142,740
Swatch Group AG (The) (Switzerland) (Bearer Shares)	63	22,556
Swatch Group AG (The) (Switzerland) (Registered Shares)	99	6,894

See Notes to Financial Statements.

Prudential Balanced Fund	45

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods (cont’d.)
Unifi, Inc.*	300	$8,517
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	1,500	5,894

		650,660

Thrifts & Mortgage Finance 0.1%
Flagstar Bancorp, Inc.*	2,800	78,932
MGIC Investment Corp.*	13,400	135,742
Radian Group, Inc.	9,700	174,212
Walker & Dunlop, Inc.*	2,300	95,887

		484,773

Tobacco 0.6%
Altria Group, Inc.	35,500	2,535,410
British American Tobacco PLC (United Kingdom)	3,579	237,452
Imperial Brands PLC (United Kingdom)	1,829	88,640
Japan Tobacco, Inc. (Japan)	2,103	68,447
Philip Morris International, Inc.	2,800	316,120
Swedish Match AB (Sweden)	387	12,577

		3,258,646

Trading Companies & Distributors 0.3%
AerCap Holdings NV (Ireland)*	302	13,883
Applied Industrial Technologies, Inc.	2,700	166,995
Ashtead Group PLC (United Kingdom)	967	20,016
Brenntag AG (Germany)	312	17,487
Bunzl PLC (United Kingdom)	672	19,532
ITOCHU Corp. (Japan)	2,900	41,285
Marubeni Corp. (Japan)	3,200	19,766
MISUMI Group, Inc. (Japan)	500	9,077
Mitsubishi Corp. (Japan)	2,900	62,850
Mitsui & Co. Ltd. (Japan)	3,300	47,923
MRC Global, Inc.*	2,200	40,326
Rexel SA (France)	550	9,965
Sumitomo Corp. (Japan)	2,300	31,029
Toyota Tsusho Corp. (Japan)	400	12,141
Travis Perkins PLC (United Kingdom)	523	9,922
WESCO International, Inc.*	18,600	1,293,630
Wolseley PLC (Switzerland)	473	29,781

		1,845,608

Transportation Infrastructure 0.0%
Abertis Infraestructuras SA (Spain)	1,278	20,573

See Notes to Financial Statements.

46

Description	Shares	Value
COMMON STOCKS (Continued)

Transportation Infrastructure (cont’d.)
Aena SA (Spain), 144A	131	$20,706
Aeroports de Paris (France)	57	7,042
Atlantia SpA (Italy)	818	21,101
Auckland International Airport Ltd. (New Zealand)	1,775	8,405
Fraport AG Frankfurt Airport Services Worldwide (Germany)	77	5,444
Groupe Eurotunnel SE (France)	826	8,303
Hutchison Port Holdings Trust (Hong Kong)	11,700	4,855
Japan Airport Terminal Co. Ltd. (Japan)	100	3,489
Kamigumi Co. Ltd. (Japan)	400	3,467
Mitsubishi Logistics Corp. (Japan)	200	2,761
SATS Ltd. (Singapore)	1,000	3,489
Sydney Airport (Australia)	2,078	10,745
Transurban Group (Australia)	3,903	34,791

		155,171

Water Utilities 0.0%
Severn Trent PLC (United Kingdom)	452	13,483
SJW Group	2,300	110,906
United Utilities Group PLC (United Kingdom)	1,384	17,232

		141,621

Wireless Telecommunication Services 0.2%
KDDI Corp. (Japan)	3,530	92,842
Millicom International Cellular SA-SDR (Luxembourg)	113	6,301
NTT DOCOMO, Inc. (Japan)	2,704	63,145
SoftBank Group Corp. (Japan)	1,600	113,464
Sprint Corp.*(a)	58,400	506,912
StarHub Ltd. (Singapore)	1,000	2,059
Tele2 AB (Sweden) (Class B Stock)	718	6,853
Vodafone Group PLC (United Kingdom)	51,279	133,632

		925,208

TOTAL COMMON STOCKS (cost $256,822,115)		321,342,515

EXCHANGE TRADED FUND 0.1%
iShares MSCI EAFE Index Fund(a) (cost $596,803)	11,100	691,419

See Notes to Financial Statements.

Prudential Balanced Fund	47

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Description	Shares	Value

PREFERRED STOCKS 0.1%

Auto Components 0.0%
Schaeffler AG (PRFC) (Germany)	295	$5,182

Automobiles 0.0%
Bayerische Motoren Werke AG (PRFC) (Germany)	99	7,787
Porsche Automobil Holding SE (PRFC) (Germany)	310	16,892
Volkswagen AG (PRFC) (Germany)	356	51,898

		76,577

Banks 0.0%
Citigroup Capital XIII, 7.409%, (Capital security, fixed to floating preferred)(b)	3,000	79,950

Capital Markets 0.1%
State Street Corp., 5.350%, (Capital Security, fixed to floating preferred)(b)	5,000	131,650

Chemicals 0.0%
Fuchs Petrolub SE (PRFC) (Germany)	151	7,362

Household Products 0.0%
Henkel AG & Co. KGaA (PRFC) (Germany)	348	44,605

Media 0.0%
ProSiebenSat.1 Media SE (PRFC) (Germany)	435	19,262

TOTAL PREFERRED STOCKS (cost $315,121)		364,588

	Units

RIGHTS* 0.0%

Biotechnology
Dyax Corporation CVR, expiring 12/31/19(c)(d) (cost $237)	900	999

See Notes to Financial Statements.

48

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS 9.1%

Agriculture 0.1%
Bunge Ltd. Finance Corp., Gtd. Notes	8.500%		06/15/19	110	$124,713
Cargill, Inc., Sr. Unsec’d. Notes, 144A(c)	6.000		11/27/17	150	154,370
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050		02/11/18	245	245,264
Reynolds American, Inc., Gtd. Notes	8.125		06/23/19	50	56,371

					580,718

Airlines 0.2%
American Airlines Pass-Through Trust, Series 2016-1, Class AA, Pass-Through Certificates	3.575		01/15/28	205	204,177
Continental Airlines, Inc., Pass-Through Trust,
Series 2001-1, Class A-1, Pass-Through Certificates(c)	6.703		06/15/21	7	7,692
Series 2009-2, Class A, Pass-Through Certificates	7.250		11/10/19	87	96,915
Series 2012-2, Class A, Pass-Through Certificates	4.000		10/29/24	97	101,203
Delta Air Lines, Inc., Pass-Through Trust,
Series 2007-1, Class A, Pass-Through Certificates	6.821		08/10/22	55	63,882
Series 2011-1, Class A, Pass-Through Certificates	5.300		04/15/19	122	128,675
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875		03/13/20	205	206,660
United Airlines, Inc., Pass-Through Trust, Series 2014-1, Class A, Pass-Through Certificates	4.000		04/11/26	82	85,355

					894,559

Auto Manufacturers 0.2%
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750		01/15/43	175	164,408
Sr. Unsec’d. Notes	5.291		12/08/46	95	94,782
General Motors Co.,
Sr. Unsec’d. Notes(a)	4.875		10/02/23	155	165,372
Sr. Unsec’d. Notes	6.250		10/02/43	135	148,681
Sr. Unsec’d. Notes	6.600		04/01/36	80	91,977
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	2.850		01/15/21	565	569,713

					1,234,933

Banks 2.3%
Bank of America Corp.,
Jr. Sub. Notes	8.125	(b)	12/29/49	380	396,150
Sr. Unsec’d. Notes	7.625		06/01/19	265	295,419
Sr. Unsec’d. Notes, GMTN	3.300		01/11/23	250	251,552
Sr. Unsec’d. Notes, MTN	4.100		07/24/23	130	136,171

See Notes to Financial Statements.

Prudential Balanced Fund	49

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	620	$647,613
Sr. Unsec’d. Notes, MTN	4.443	(b)	01/20/48	470	473,038
Sub. Notes, MTN	4.450		03/03/26	365	374,324
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.200		08/16/23	720	691,240
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	4.375		01/12/26	200	202,670
Sr. Unsec’d. Notes	4.950		01/10/47	200	199,783
Citigroup, Inc.,
Jr. Sub. Notes	5.950	(b)	12/31/49	280	291,900
Jr. Sub. Notes	6.125	(b)	12/31/49	150	158,250
Jr. Sub. Notes	6.250	(b)	12/31/49	105	113,269
Sr. Unsec’d. Notes	3.700		01/12/26	200	200,186
Sr. Unsec’d. Notes	8.125		07/15/39	200	293,533
Sub. Notes	4.400		06/10/25	540	550,215
Sub. Notes	4.450		09/29/27	195	197,348
Sub. Notes	4.750		05/18/46	55	54,333
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375		05/12/21	220	221,335
Discover Bank, Sr. Unsec’d. Notes	4.250		03/13/26	315	323,632
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes	5.375	(b)	12/31/49	265	270,962
Sr. Unsec’d. Notes	3.750		02/25/26	50	50,321
Sr. Unsec’d. Notes	3.850		01/26/27	410	412,000
Sr. Unsec’d. Notes	5.750		01/24/22	250	281,220
Sr. Unsec’d. Notes, MTN	4.800		07/08/44	400	422,396
Sub. Notes	6.750		10/01/37	275	339,333
Huntington Bancshares, Inc., Sr. Unsec’d. Notes	2.600		08/02/18	195	196,736
JPMorgan Chase & Co.,
Jr. Sub. Notes	7.900	(b)	04/29/49	300	310,875
Sr. Unsec’d. Notes	2.950		10/01/26	210	199,660
Sr. Unsec’d. Notes	3.200		06/15/26	750	728,217
Sr. Unsec’d. Notes	5.400		01/06/42	150	174,827
Sub. Notes	3.875		09/10/24	90	91,222
Sub. Notes	4.950		06/01/45	205	215,980
Lloyds Bank PLC (United Kingdom), Gtd. Notes, 144A, MTN	5.800		01/13/20	195	213,023
Morgan Stanley,
Jr. Sub. Notes	5.450	(b)	12/31/49	125	127,263
Sr. Unsec’d. Notes	4.375		01/22/47	545	545,395
Sr. Unsec’d. Notes, GMTN	3.750		02/25/23	45	46,472

See Notes to Financial Statements.

50

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Morgan Stanley, (cont’d.)
Sr. Unsec’d. Notes, GMTN	3.875%		01/27/26	370	$374,921
Sr. Unsec’d. Notes, MTN	5.625		09/23/19	285	307,741
Sr. Unsec’d. Notes, MTN	6.375		07/24/42	120	154,062
Sr. Unsec’d. Notes, Series G, GMTN	5.500		07/28/21	60	66,537
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A, MTN	1.875		09/17/18	260	259,991
Northern Trust Corp., Sub. Notes	3.950		10/30/25	30	31,645
State Street Corp., Jr. Sub. Notes	5.250	(b)	12/31/49	190	199,025
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450		01/10/19	250	251,885
US Bancorp, Sub. Notes, MTN	2.950		07/15/22	130	131,242

					12,474,912

Beverages 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes	4.000		01/17/43	120	113,587
Gtd. Notes	4.700		02/01/36	190	201,013
Gtd. Notes	4.900		02/01/46	50	54,036

					368,636

Biotechnology 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	4.663		06/15/51	374	374,232
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes	4.150		03/01/47	10	9,326
Sr. Unsec’d. Notes	5.650		12/01/41	20	22,972

					406,530

Building Materials 0.1%
Griffon Corp., Gtd. Notes	5.250		03/01/22	65	65,000
Owens Corning, Inc., Gtd. Notes	4.200		12/15/22	90	94,139
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A(c)	5.375		11/15/24	120	121,574

					280,713

Chemicals 0.1%
CF Industries, Inc., Gtd. Notes	5.375		03/15/44	90	78,525
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.625		10/01/44	10	10,256
Sr. Unsec’d. Notes	9.400		05/15/39	67	105,644
Mosaic Co. (The),
Sr. Unsec’d. Notes	5.450		11/15/33	55	57,695
Sr. Unsec’d. Notes	5.625		11/15/43	140	144,149

See Notes to Financial Statements.

Prudential Balanced Fund	51

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Union Carbide Corp., Sr. Unsec’d. Notes	7.500%		06/01/25	100	$122,274

					518,543

Commercial Services 0.3%
Duke University, Unsec’d. Notes	3.299		10/01/46	130	115,203
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700		11/01/23	820	785,922
Gtd. Notes, 144A(c)	6.375		10/15/17	296	303,015
Gtd. Notes, 144A(c)	7.000		10/15/37	20	25,278
President and Fellows of Harvard College, Unsec’d. Notes	3.300		07/15/56	270	249,549
United Rentals North America, Inc., Gtd. Notes	5.875		09/15/26	65	67,762

					1,546,729

Computers 0.2%
Apple, Inc., Sr. Unsec’d. Notes	3.250		02/23/26	330	333,363
Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
Sr. Sec’d. Notes, 144A	3.480		06/01/19	145	148,583
Sr. Sec’d. Notes, 144A	4.420		06/15/21	120	125,489
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes	2.450	(b)	10/05/17	470	471,372
Sr. Unsec’d. Notes	2.850	(b)	10/05/18	90	91,085
Seagate HDD Cayman, Gtd. Notes	3.750		11/15/18	90	92,250

					1,262,142

Diversified Financial Services 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750		05/15/19	150	154,020
Bear Stearns Cos. LLC (The),
Gtd. Notes	6.400		10/02/17	90	92,163
Gtd. Notes	7.250		02/01/18	220	229,927
GE Capital International Funding Co., Gtd. Notes	2.342		11/15/20	500	502,163
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500		01/20/43	65	70,508
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes(e)	5.250		02/06/12	345	22,425
Sr. Unsec’d. Notes(e)	6.875		05/02/18	100	6,610
Navient Corp., Sr. Unsec’d. Notes, MTN	8.450		06/15/18	90	95,850
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series GG	2.450		07/15/24	65	63,597
U.S. Gov’t. Gtd. Notes, Series NN	3.250		06/15/25	145	149,306

					1,386,569

See Notes to Financial Statements.

52

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Electric 0.5%
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350%	10/01/36	115	$148,618
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.125	04/01/36	120	149,811
Black Hills Corp., Sr. Unsec’d. Notes	2.500	01/11/19	150	150,741
CenterPoint Energy Houston Electric LLC,
Gen. Ref. Mtg.	2.400	09/01/26	170	159,918
Gen. Ref. Mtg.	6.950	03/15/33	120	160,948
Dominion Resources, Inc., Jr. Sub. Notes	4.104	04/01/21	400	417,207
DPL, Inc., Sr. Unsec’d. Notes	7.250	10/15/21	200	213,240
Duke Energy Carolinas LLC, First Mortgage	6.050	04/15/38	55	70,279
Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	210	195,660
El Paso Electric Co., Sr. Unsec’d. Notes	6.000	05/15/35	135	154,974
Eversource Energy, Sr. Unsec’d. Notes	4.500	11/15/19	90	95,535
FirstEnergy Corp., Sr. Unsec’d. Notes	2.750	03/15/18	180	180,657
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450	07/15/44	50	54,615
Florida Power & Light Co., First Mortgage	5.950	10/01/33	60	74,200
Iberdrola International BV (Spain), Gtd. Notes	6.750	09/15/33	30	35,151
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	4.881	08/15/19	100	106,687
NRG Energy, Inc., Gtd. Notes	7.250	05/15/26	120	123,600
Public Service Co. of Colorado, First Mortgage	4.300	03/15/44	35	36,719
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950	05/15/18	55	58,604
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.800	05/01/37	125	154,699
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800	09/15/41	105	107,632

				2,849,495

Entertainment 0.0%
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.375	11/01/18	150	153,938

Environmental Control 0.0%
Clean Harbors, Inc., Gtd. Notes	5.250	08/01/20	125	127,223

Food 0.2%
Kellogg Co., Sr. Unsec’d. Notes(a)	3.250	04/01/26	760	742,900
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26	220	206,743
Gtd. Notes	4.375	06/01/46	60	56,304
Gtd. Notes	5.000	07/15/35	100	103,858

				1,109,805

Forest Products & Paper 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A(c)	5.400	11/01/20	40	43,952
International Paper Co.,
Sr. Unsec’d. Notes	6.000	11/15/41	30	34,730
Sr. Unsec’d. Notes	7.300	11/15/39	175	225,906

				304,588

See Notes to Financial Statements.

Prudential Balanced Fund	53

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Gas 0.0%
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%	11/01/43	10	$10,510
NiSource Finance Corp.,
Gtd. Notes	4.800	02/15/44	40	42,047
Gtd. Notes	5.450	09/15/20	70	76,653

				129,210

Healthcare-Products 0.2%
Abbott Laboratories,
Sr. Unsec’d. Notes	2.000	09/15/18	605	605,689
Sr. Unsec’d. Notes	2.900	11/30/21	465	467,034
Becton Dickinson and Co., Sr. Unsec’d. Notes	3.734	12/15/24	65	66,909
Medtronic, Inc., Gtd. Notes	4.375	03/15/35	174	182,407

				1,322,039

Healthcare-Services 0.3%
Anthem, Inc.,
Sr. Unsec’d. Notes	4.625	05/15/42	45	45,716
Sr. Unsec’d. Notes	4.650	01/15/43	30	30,561
Ascension Health, Sr. Unsec’d. Notes	3.945	11/15/46	245	238,555
Cigna Corp.,
Sr. Unsec’d. Notes	5.875	03/15/41	50	60,665
Sr. Unsec’d. Notes	6.150	11/15/36	140	169,184
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125	10/15/20	175	176,925
HCA, Inc.,
Sr. Sec’d. Notes	4.250	10/15/19	55	56,925
Sr. Sec’d. Notes	4.750	05/01/23	200	208,500
Sr. Sec’d. Notes	5.250	04/15/25	100	106,250
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200	02/01/22	20	20,091
Providence St. Joseph Health Obligated Group, Unsec’d. Notes	2.746	10/01/26	50	47,639
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	4.625	07/15/35	60	65,414
Sr. Unsec’d. Notes	6.000	06/15/17	60	60,570
Sr. Unsec’d. Notes	6.625	11/15/37	80	106,468
Sr. Unsec’d. Notes	6.875	02/15/38	95	129,127

				1,522,590

Home Builders 0.0%
D.R. Horton, Inc., Gtd. Notes	3.625	02/15/18	150	151,450

See Notes to Financial Statements.

54

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Housewares 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	4.200%		04/01/26	100	$104,074
Sr. Unsec’d. Notes	6.250		04/15/18	300	314,206

					418,280

Insurance 0.4%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500		11/15/20	80	87,368
American International Group, Inc., Sr. Unsec’d. Notes	4.500		07/16/44	125	119,285
AXIS Specialty Finance LLC, Gtd. Notes	5.875		06/01/20	160	175,997
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.125		03/15/26	100	99,904
Chubb Corp. (The), Gtd. Notes	6.375	(b)	04/15/37	210	203,175
Chubb INA Holdings, Inc., Gtd. Notes	4.350		11/03/45	15	15,835
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes, MTN	6.000		01/15/19	90	96,240
Liberty Mutual Group, Inc., Gtd. Notes, 144A	7.000		03/15/34	180	221,335
Lincoln National Corp.,
Sr. Unsec’d. Notes	6.300		10/09/37	110	132,516
Sr. Unsec’d. Notes	8.750		07/01/19	22	25,113
Markel Corp., Sr. Unsec’d. Notes	5.000		03/30/43	25	25,450
New York Life Insurance Co., Sub. Notes, 144A	6.750		11/15/39	110	148,706
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063		03/30/40	60	76,084
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375		04/30/20	105	115,024
Pacific Life Insurance Co., Sub. Notes, 144A	9.250		06/15/39	140	217,618
Principal Financial Group, Inc., Gtd. Notes	4.625		09/15/42	15	15,854
Progressive Corp. (The), Jr. Sub. Notes	6.700	(b)	06/15/37	110	108,625
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850		12/16/39	240	317,240
Unum Group, Sr. Unsec’d. Notes	5.625		09/15/20	50	55,012
W.R. Berkley Corp., Sr. Unsec’d. Notes	6.150		08/15/19	90	97,385

					2,353,766

Lodging 0.2%
Marriott International, Inc.,
Sr. Unsec’d. Notes	3.125		06/15/26	455	438,420
Sr. Unsec’d. Notes	3.250		09/15/22	130	131,146
Sr. Unsec’d. Notes	6.750		05/15/18	500	526,678
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500		03/01/18	60	60,289

					1,156,533

See Notes to Financial Statements.

Prudential Balanced Fund	55

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Machinery-Diversified 0.1%
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes	7.875%		12/01/17	125	$129,375
Xylem, Inc., Sr. Unsec’d. Notes	4.875		10/01/21	160	173,706

					303,081

Media 0.5%
21st Century Fox America, Inc., Gtd. Notes	7.625		11/30/28	125	164,716
AMC Networks, Inc., Gtd. Notes	5.000		04/01/24	215	215,000
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625		09/15/17	125	128,438
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.375		05/01/25	120	123,150
Charter Communications Operating LLC/Charter Communications Op,
Sr. Sec’d. Notes	6.384		10/23/35	110	125,043
Sr. Sec’d. Notes	6.484		10/23/45	172	198,030
Comcast Corp.,
Gtd. Notes	6.450		03/15/37	35	44,577
Gtd. Notes	6.950		08/15/37	65	87,204
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	5.000		05/13/45	200	182,371
Historic TW, Inc., Gtd. Notes	9.150		02/01/23	100	128,297
Time Warner Cable LLC,
Sr. Sec’d. Notes	5.500		09/01/41	140	143,577
Sr. Sec’d. Notes	5.850		05/01/17	310	310,952
Time Warner Cos., Inc., Gtd. Notes	7.250		10/15/17	160	164,849
Time Warner, Inc.,
Gtd. Notes	3.800		02/15/27	180	178,037
Gtd. Notes	6.200		03/15/40	25	28,551
Gtd. Notes	6.250		03/29/41	30	34,451
Viacom, Inc.,
Sr. Unsec’d. Notes	4.875		06/15/43	55	49,223
Sr. Unsec’d. Notes	5.250		04/01/44	65	63,750
Videotron Ltd. (Canada), Gtd. Notes	5.000		07/15/22	150	156,562

					2,526,778

Mining 0.2%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750		05/01/43	280	324,487
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes	5.000		09/30/43	140	156,778
Gtd. Notes, 144A	6.250	(b)	10/19/75	65	70,281
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625		06/09/21	110	113,150
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes	5.875		04/23/45	10	10,369
Sr. Unsec’d. Notes	7.500		07/27/35	95	115,671

					790,736

See Notes to Financial Statements.

56

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Miscellaneous Manufacturing 0.1%
Actuant Corp., Gtd. Notes	5.625%	06/15/22	160	$164,200
General Electric Co.,
Sr. Unsec’d. Notes	4.125	10/09/42	15	15,279
Sr. Unsec’d. Notes, GMTN	6.000	08/07/19	172	188,931
Sub. Notes, MTN	5.300	02/11/21	100	110,733

				479,143

Multi-National 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.000	05/10/19	180	179,549
Sr. Unsec’d. Notes	2.125	09/27/21	175	172,183
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	2.400	10/26/22	150	146,907
Sr. Unsec’d. Notes	4.375	02/11/20	100	106,115

				604,754

Oil & Gas 0.4%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes	6.450	09/15/36	200	236,058
Sr. Unsec’d. Notes	6.600	03/15/46	40	48,389
Apache Corp., Sr. Unsec’d. Notes	5.100	09/01/40	300	308,682
BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.500	10/01/20	70	75,128
ConocoPhillips Co., Gtd. Notes	4.950	03/15/26	225	249,733
ConocoPhillips Holding Co., Sr. Unsec’d. Notes	6.950	04/15/29	150	193,822
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.000	06/15/45	15	15,050
Sr. Unsec’d. Notes	5.600	07/15/41	35	37,014
Devon Financing Co. LLC, Gtd. Notes	7.875	09/30/31	200	258,315
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900	04/01/35	120	114,871
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650	03/15/25	240	249,509
Nabors Industries, Inc., Gtd. Notes	4.625	09/15/21	140	141,225
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.000	02/15/27	80	76,961
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	6.250	04/15/21	159	162,180

				2,166,937

Oil & Gas Services 0.1%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000	12/21/25	345	359,551

Packaging & Containers 0.1%
WestRock RKT Co.,
Gtd. Notes	4.000	03/01/23	550	567,685
Gtd. Notes	4.900	03/01/22	95	102,871

				670,556

See Notes to Financial Statements.

Prudential Balanced Fund	57

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pharmaceuticals 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.200%	05/14/26	170	$163,417
Sr. Unsec’d. Notes	3.600	05/14/25	145	145,028
Sr. Unsec’d. Notes	4.500	05/14/35	235	233,380
Actavis Funding SCS,
Gtd. Notes	3.800	03/15/25	115	116,049
Gtd. Notes	4.550	03/15/35	265	265,720
Actavis, Inc., Gtd. Notes	6.125	08/15/19	75	81,605
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes	3.150	10/01/26	80	73,721
Gtd. Notes	4.100	10/01/46	25	21,535
Zoetis, Inc., Sr. Unsec’d. Notes	4.700	02/01/43	20	20,380

				1,120,835

Pipelines 0.2%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.900	03/15/35	35	33,495
Enterprise Products Operating LLC,
Gtd. Notes	3.700	02/15/26	55	55,015
Gtd. Notes	3.950	02/15/27	115	117,261
Gtd. Notes	4.850	03/15/44	185	187,106
MPLX LP, Sr. Unsec’d. Notes	5.200	03/01/47	20	20,125
ONEOK Partners LP, Gtd. Notes	6.200	09/15/43	205	229,523
Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.550	10/01/26	360	343,854
Spectra Energy Partners LP, Sr. Unsec’d. Notes	3.375	10/15/26	165	157,067

				1,143,446

Real Estate 0.0%
Prologis LP, Gtd. Notes	6.875	03/15/20	11	12,260

Real Estate Investment Trusts (REITs) 0.0%
Simon Property Group LP, Sr. Unsec’d. Notes	3.375	03/15/22	30	30,806
Welltower, Inc., Sr. Unsec’d. Notes	4.250	04/01/26	160	164,721

				195,527

Retail 0.2%
CVS Health Corp.,
Sr. Unsec’d. Notes	5.125	07/20/45	105	115,846
Sr. Unsec’d. Notes	5.300	12/05/43	35	39,126
Home Depot, Inc. (The),
Sr. Unsec’d. Notes	3.000	04/01/26	85	84,852
Sr. Unsec’d. Notes	4.200	04/01/43	110	113,346

See Notes to Financial Statements.

58

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Retail (cont’d.)
L Brands, Inc., Gtd. Notes	6.625%		04/01/21	125	$136,388
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	6.500		03/15/29	60	77,839
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875		01/15/22	45	44,737
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700		01/30/26	320	327,295
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625		12/01/25	170	169,787
Target Corp., Sr. Unsec’d. Notes	3.500		07/01/24	60	61,445

					1,170,661

Semiconductors 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.875		01/15/27	345	346,819
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750		03/15/23	200	211,000

					557,819

Software 0.2%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	2.850		10/15/18	200	202,761
Sr. Unsec’d. Notes	3.625		10/15/20	270	280,576
Microsoft Corp.,
Sr. Unsec’d. Notes	4.000		02/12/55	80	75,541
Sr. Unsec’d. Notes	4.500		02/06/57	240	247,076
Oracle Corp., Sr. Unsec’d. Notes	4.300		07/08/34	145	150,506

					956,460

Telecommunications 0.5%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.400		05/15/25	320	309,096
Sr. Unsec’d. Notes	4.500		05/15/35	45	42,481
Sr. Unsec’d. Notes	4.550		03/09/49	33	29,419
Sr. Unsec’d. Notes	4.750		05/15/46	130	121,301
Sr. Unsec’d. Notes	4.800		06/15/44	235	220,292
Sr. Unsec’d. Notes	5.150		03/15/42	200	198,432
Sr. Unsec’d. Notes	5.250		03/01/37	60	61,167
Sr. Unsec’d. Notes	5.350		09/01/40	4	4,110
Sr. Unsec’d. Notes	5.700		03/01/57	50	51,654
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.125	(b)	12/15/30	50	74,795
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360		09/20/21	275	274,313
Telefonos de Mexico SAB de CV (Mexico), Gtd. Notes	5.500		11/15/19	40	43,304

See Notes to Financial Statements.

Prudential Balanced Fund	59

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	4.522%		09/15/48	285	$258,201
Sr. Unsec’d. Notes	4.672		03/15/55	472	421,496
Sr. Unsec’d. Notes	5.012		08/21/54	523	496,159

					2,606,220

Transportation 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	4.450		03/15/43	100	103,734
Sr. Unsec’d. Notes	6.700		08/01/28	135	174,708
CSX Corp., Sr. Unsec’d. Notes	6.150		05/01/37	170	208,907
Norfolk Southern Corp.,
Sr. Unsec’d. Notes	2.903		02/15/23	97	96,506
Sr. Unsec’d. Notes	5.590		05/17/25	20	22,725

					606,580

TOTAL CORPORATE BONDS (cost $47,681,540)					48,825,245

ASSET-BACKED SECURITIES 5.6%

Collateralized Loan Obligations 2.7%
ALM VIII Ltd. (Cayman Islands), Series 2013-8A, Class A1R, 144A	2.513	(b)	10/15/28	250	250,365
Anchorage Capital CLO 3 Ltd. (Cayman Islands), Series 2014-3A, Class A1R, 144A	2.469	(b)	04/28/26	300	300,764
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2016-8A, Class A1, 144A	2.689	(b)	07/28/28	500	503,666
Atlas Senior Loan Fund V Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.452	(b)	07/16/26	250	250,481
Atrium X (Cayman Islands), Series 2015-10A, Class A, 144A	2.143	(b)	07/16/25	250	250,230
Avery Point V CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.483	(b)	07/17/26	250	250,687
Battalion CLO VIII Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	2.554	(b)	04/18/27	250	250,134
Benefit Street Partners CLO VII Ltd. (Cayman Islands), Series 2015-VIIA, Class A1A, 144A	2.554	(b)	07/18/27	750	753,811
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.173	(b)	04/17/25	500	500,428
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.318	(b)	10/20/29	250	250,116

See Notes to Financial Statements.

60

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class AR, 144A	2.480	%(b)	01/20/29	250	$251,289
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1B, 144A(d)	—	(b)(o)	04/20/31	250	250,104
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.580	(b)	04/20/26	350	350,511
Eaton Vance CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.232	(b)	07/15/26	250	249,691
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	2.473	(b)	07/15/26	250	250,208
Flagship VII Ltd. (Cayman Islands), Series 2013-7A, Class A1, 144A	2.500	(b)	01/20/26	300	300,013
ICG US CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A(c)	2.180	(b)	04/20/26	400	399,302
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A	2.530	(b)	07/20/27	350	349,874
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.339	(b)	05/15/26	250	249,986
Madison Park Funding XI Ltd. (Cayman Islands), Series 2013-11A, Class A1A, 144A	2.321	(b)	10/23/25	750	750,881
Magnetite IX Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A(c)	2.458	(b)	07/25/26	600	600,871
Mountain View CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.304	(b)	10/15/26	250	248,194
MP CLO III Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	2.210	(b)	04/20/25	250	249,886
Ocean Trails CLO IV (Cayman Islands), Series 2013-4A, Class A, 144A	2.334	(b)	08/13/25	300	300,389
OZLM Funding II Ltd. (Cayman Islands), Series 2012-2A, Class A1R, 144A	2.479	(b)	10/30/27	250	250,050
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	2.191	(b)	07/22/25	250	250,165
OZLM XV Ltd. (Cayman Islands), Series 2016-15A, Class A1, 144A	2.406	(b)	01/20/29	750	753,532
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1A, 144A	2.530	(b)	07/20/27	250	251,012
Regatta IV Funding Ltd. (Cayman Islands), Series 2014-1A, Class B, 144A	3.048	(b)	07/25/26	250	250,204
Regatta VIII Funding Ltd. (Cayman Islands), Series 2016-1A, Class A1, 144A	2.672	(b)	12/20/28	250	250,420
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.503	(b)	07/17/26	300	300,012

See Notes to Financial Statements.

Prudential Balanced Fund	61

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Shackleton VI CLO (Cayman Islands), Series 2014-6A, Class A1, 144A	2.503	%(b)	07/17/26	250	$250,405
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.073	(b)	04/15/25	300	299,980
Sound Point CLO I Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	3.730	(b)	10/20/23	250	250,504
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.530	(b)	07/20/27	500	501,890
TIAA CLO I Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.730	(b)	07/20/28	250	250,284
TICP CLO VI Ltd. (Cayman Islands), Series 2016-6A, Class A, 144A	2.434	(b)	01/15/29	500	499,312
Trinitas CLO IV Ltd. (Cayman Islands), Series 2016-4A, Class A, 144A	2.774	(b)	04/18/28	500	502,533
Trinitas CLO V Ltd. (Cayman Islands), Series 2016-5A, Class A, 144A	2.738	(b)	10/25/28	500	502,189
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.143	(b)	07/15/25	300	300,163
Voya CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.163	(b)	04/15/24	300	300,193
Wellfleet CLO Ltd. (Cayman Islands), Series 2016-2A, Class A1, 144A	2.507	(b)	10/20/28	250	251,514

					14,576,243

Non-Residential Mortgage-Backed Securities 2.5%
American Express Credit Account Master Trust, Series 2017-2, Class A	1.362	(b)	09/15/24	1,000	1,006,292
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class A2B	1.597	(b)	04/08/19	135	135,554
Series 2016-2, Class A2B	1.547	(b)	10/08/19	304	304,692
Series 2016-3, Class A2B	1.407	(b)	11/08/19	185	185,673
Series 2016-4, Class C	2.410		07/08/22	200	198,173
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500		07/20/21	800	799,464
Series 2015-2A, Class A, 144A	2.630		12/20/21	400	400,406
Chase Issuance Trust, Series 2017-A2, Class A	1.291	(b)	03/15/24	400	400,969
Citibank Credit Card Issuance Trust, Series 2016-A3, Class A3	1.324	(b)	12/07/23	900	906,360
Discover Card Execution Note Trust, Series 2017-A1, Class A1	1.402	(b)	07/15/24	700	704,471

See Notes to Financial Statements.

62

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 144A	1.740%		02/20/22	300	$299,355
Series 2017-1, Class A2, 144A	2.130		07/20/22	500	500,479
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 144A	2.310		08/15/27	600	599,939
Series 2016-2, Class A, 144A	2.030		12/15/27	400	394,523
Ford Credit Auto Owner Trust/Ford Credit, Series 2017-1, Class A, 144A	2.620		08/15/28	1,100	1,105,840
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A(c)	1.412	(b)	05/15/20	200	200,555
Series 2016-1, Class A2, 144A(c)	1.762	(b)	05/15/21	300	302,938
Hertz Vehicle Financing II LP, Series 2015-3A, Class A, 144A	2.670		09/25/21	400	396,530
Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 144A	2.320		03/25/20	400	398,456
Navient Student Loan Trust, Series 2016-2, Class A1, 144A	1.732	(b)	06/25/65	170	170,604
OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 144A	2.040		01/15/21	99	99,516
Series 2017-1A, Class A, 144A	2.160		10/15/20	1,200	1,198,708
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570		07/18/25	500	501,012
Santander Drive Auto Receivables Trust, Series 2016-2, Class A2B	1.562	(b)	07/15/19	195	195,691
Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 144A	2.200		10/20/30	166	165,596
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050		04/25/29	348	349,796
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160		11/15/24	800	807,583
Synchrony Credit Card Master Note Trust, Series 2015-3, Class A	1.740		09/15/21	200	200,281
Wells Fargo Dealer Floorplan Master Note Trust, Series 2015-1, Class A	1.478	(b)	01/20/20	300	300,384

					13,229,840

Residential Mortgage-Backed Securities 0.4%
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	2.632	(b)	03/25/33	31	29,607
CIT Mortgage Loan Trust, Series 2007-1, Class 1A, 144A	2.332	(b)	10/25/37	463	459,708

See Notes to Financial Statements.

Prudential Balanced Fund	63

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Credit Suisse Mortgage Trust, Series 2016-16-RPL1, Class A1, 144A	3.930	%(b)	12/25/46	815	$819,325
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB6, Class A3	3.776	(b)	07/25/35	56	53,753
CWABS, Inc., Asset-Backed Certificates, Series 2004-1, Class M1	1.732	(b)	03/25/34	241	233,384
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	4.742	(b)	07/25/34	52	49,618
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	2.032	(b)	12/25/33	227	220,964
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-HE1, Class M1	1.882	(b)	07/25/32	41	40,123
Series 2002-NC4, Class M1	2.257	(b)	09/25/32	64	61,202
RASC Trust, Series 2004-KS2, Class MI1	4.710	(b)	03/25/34	22	20,189
Securitized Asset Backed Receivables LLC Trust, Series 2004-OP1, Class M1	1.747	(b)	02/25/34	119	112,132

					2,100,005

TOTAL ASSET-BACKED SECURITIES (cost $29,734,921)					29,906,088

COMMERCIAL MORTGAGE-BACKED SECURITIES 4.1%
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.779	(b)	12/10/49	59	58,632
Series 2013-GC11, Class A3	2.815		04/10/46	100	100,536
Series 2014-GC21, Class A4	3.575		05/10/47	420	434,128
Series 2015-GC29, Class A3	2.935		04/10/48	200	196,760
Series 2015-P1, Class A4	3.462		09/15/48	600	611,091
COMM Mortgage Trust, Series 2013-CR7, Class A3	2.929		03/10/46	200	201,538
Series 2013-CR8, Class A4	3.334		06/10/46	600	616,752
Series 2014-CR15, Class A2	2.928		02/10/47	400	406,977
Series 2014-CR18, Class A4	3.550		07/15/47	400	410,895
Series 2014-UBS3, Class A2	2.844		06/10/47	300	304,336
Series 2014-UBS4, Class A4	3.420		08/10/47	700	710,972
Series 2015-LC21, Class A3	3.445		07/10/48	700	711,161
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3	3.231		06/15/57	800	801,183
Deutsche Bank JPMorgan Chase Mortgage Trust, Series 2016-C1, Class A3A	3.015		05/10/49	800	788,892
Fannie Mae-Aces,
Series 2014-M2, Class A2	3.513	(b)	12/25/23	375	395,604
Series 2015-M10, Class A2	3.092	(b)	04/25/27	800	803,145

See Notes to Financial Statements.

64

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae-Aces, (cont’d.)
Series 2015-M17, Class A2	2.940	%(b)	11/25/25	500	$500,138
Series 2017-M1, Class A2	2.417	(b)	10/25/26	300	286,349
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.439	(b)	05/25/22	2,813	169,837
Series K021, Class X1, IO	1.478	(b)	06/25/22	850	53,795
Series K025, Class X1, IO	0.880	(b)	10/25/22	1,442	57,565
Series K030, Class A2	3.250	(b)	04/25/23	300	312,037
Series K034, Class A2	3.531	(b)	07/25/23	400	422,259
Series K049, Class A2	3.010		07/25/25	1,000	1,013,904
Series K055, Class X1, IO	1.368	(b)	03/25/26	2,330	230,578
Series K710, Class X1, IO	1.757	(b)	05/25/19	2,310	67,296
Series K711, Class X1, IO	1.691	(b)	07/25/19	2,360	70,459
Series KS03, Class A4	3.161	(b)	05/25/25	300	302,635
GS Mortgage Securities Trust, Series 2015-GC28, Class A4	3.136		02/10/48	400	399,104
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139		06/15/45	127	128,388
Series 2012-LC9, Class A4	2.611		12/15/47	200	198,665
Series 2013-C10, Class A4	2.875		12/15/47	500	502,232
Series 2013-C16, Class A2	3.070		12/15/46	491	498,777
Series 2013-LC11, Class A4	2.694		04/15/46	200	201,593
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863		12/15/48	200	201,501
Series 2015-C23, Class A3	3.451		07/15/50	600	610,822
Series 2015-C25, Class A4	3.372		10/15/48	700	708,202
Series 2016-C29, Class A3	3.058		05/15/49	800	789,637
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3	2.531		08/15/49	1,300	1,225,637
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792		12/10/45	200	201,355
Series 2013-C5, Class A3	2.920		03/10/46	500	503,924
Series 2013-C6, Class A3	2.971		04/10/46	200	202,261
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C34, Class A1A	5.608	(b)	05/15/46	812	818,618
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS2, Class A4	3.498		07/15/58	800	814,389
Series 2016-C33, Class A3	3.162		03/15/59	900	891,249
Series 2016-C34, Class A3	2.834		06/15/49	800	769,680
Series 2016-NXS6, Class A3	2.642		11/15/49	1,500	1,424,174

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $22,507,245)					22,129,662

See Notes to Financial Statements.

Prudential Balanced Fund	65

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS 0.5%

Alabama 0.0%
Alabama Economic Settlement Auth. Rev., Taxable BP Settlement, Ser. B	4.263%	09/15/32	35	$35,751

California 0.1%
Bay Area Toll Authority, Taxable, Revenue Bonds, BABs	6.263	04/01/49	220	300,408
California Educational Facilities Authority, Stanford Univ., Revenue Bonds, Ser. U-7	5.000	06/01/46	100	129,231
California St., GO, BABs	7.300	10/01/39	210	294,834
California St., Tax. Var. Purp., GO, BABs	7.500	04/01/34	15	21,222

				745,695

Illinois 0.1%
City of Chicago IL, O’Hare Int’l. Arpt., Revenue Bonds, Ser. B, BABs	6.395	01/01/40	160	210,131

New Jersey 0.1%
New Jersey State Turnpike Auth. Rev., Tax. Issuer Subs., Revenue Bonds, Ser. F, BABs	7.414	01/01/40	165	237,455

New York 0.1%
New York City Trans. Fin. Auth., Tax. Future, Tax. Sec’d. Rev., Ser. C-2, BABs	5.767	08/01/36	190	230,561

Ohio 0.0%
Ohio State University Gen., Revenue Bonds, Taxable, Ser. C, BABs	4.910	06/01/40	65	74,950
Ohio State Water Development Auth. Wtr. Poll. Ctl. Rev., Taxable Ld. Fd. B-2 Wtr. Quality, BABs	4.879	12/01/34	45	50,938

				125,888

Oregon 0.0%
Oregon State Department of Trans. Hwy. User Tax Rev., Taxable Sub. Lien, Ser. A, BABs	5.834	11/15/34	70	88,141

Pennsylvania 0.0%
Pennsylvania Turnpike Commission Rev., Ser. B, BABs	5.511	12/01/45	80	95,582

Tennessee 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Auth., Taxable Sub. B, Direct Pay, Revenue Bonds, BABs	6.731	07/01/43	160	209,210

See Notes to Financial Statements.

66

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)

Texas 0.1%
University of Texas System (The), Revenue Bonds,
Ser. F, Rfdg.	5.000%	08/15/47	230	$292,774

Washington 0.0%
Central Puget Sound Regional Transit Authority, Revenue Bonds, Ser. S-1-Green Bonds	5.000	11/01/46	150	191,902

TOTAL MUNICIPAL BONDS (cost $2,048,191)				2,463,090

NON-CORPORATE FOREIGN AGENCIES 0.6%
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, 144A	2.625	04/28/21	230	233,927
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A	4.750	02/23/27	200	200,500
Sr. Unsec’d. Notes, 144A	4.875	01/15/24	200	205,700
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	1.875	09/15/21	250	241,134
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125	06/29/20	100	108,215
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.250	02/24/20	200	200,284
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.125	10/25/23	200	191,338
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	202,750
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.500	01/21/21	120	127,020
Gtd. Notes	6.500	06/02/41	170	169,320
Gtd. Notes, MTN	6.875	08/04/26	100	111,000
Gtd. Notes, 144A	5.375	03/13/22	70	73,325
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.299	05/15/17	200	200,852
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750	04/10/17	250	249,998
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500	04/28/20	200	199,100
State Grid Overseas Investment 2014 Ltd. (China), Gtd. Notes, 144A	2.750	05/07/19	200	202,396
Svensk Exportkredit AB (Sweden), Sr. Unsec’d. Notes, GMTN(a)	1.750	03/10/21	380	374,413

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $3,302,750)				3,291,272

See Notes to Financial Statements.

Prudential Balanced Fund	67

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS 0.5%
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, 144A, EMTN	1.125%		08/03/19	200	$197,238
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.375		07/12/21	200	212,000
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes	4.000		03/25/19	90	93,366
Sr. Unsec’d. Notes	6.375		03/29/21	280	315,350
Sr. Unsec’d. Notes	7.625		03/29/41	120	174,137
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	4.875		05/05/21	200	213,717
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes	4.000		10/02/23	76	78,280
Sr. Unsec’d. Notes, MTN	4.750		03/08/44	118	114,755
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	5.200		01/30/20	100	108,000
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	3.000		03/17/23	160	159,720
Province of Alberta Canada (Canada), Sr. Unsec’d. Notes	1.900		12/06/19	200	200,147
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125		06/22/26	100	93,501
Province of Ontario Canada (Canada), Sr. Unsec’d. Notes	2.400		02/08/22	150	150,565
Province of Quebec (Canada), Unsec’d. Notes, MTN	7.140	(b)	02/27/26	135	172,369
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, MTN, RegS	6.125		01/22/44	50	61,430
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, 144A, MTN	2.375		10/26/21	205	201,413
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000		06/05/20	190	207,315

TOTAL SOVEREIGN BONDS (cost $2,736,008)					2,753,303

RESIDENTIAL MORTGAGE-BACKED SECURITIES 1.2%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250		09/25/19	23	23,038
Banc of America Alternative Loan Trust, Series 2005-12, Class 3CB1	6.000		01/25/36	196	181,053
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1	3.514	(b)	02/25/35	34	34,151
Series 2005-B, Class 2A1	3.605	(b)	03/25/35	40	38,572
Bayview Opportunity Master Fund IVb Trust, Series 2017-CRT1, Class M, 144A	3.132	(b)	10/25/28	217	216,933
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A5	3.275	(b)	02/25/37	102	102,389

See Notes to Financial Statements.

68

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
CIM Trust,
Series 2017-2, Class A1, 144A	2.780	%(b)	12/25/57	370	$367,236
Series 2017-3, Class A3, 144A(d)	2.977	(b)	01/25/57	800	798,500
Credit Suisse Mortgage Trust, Series 2016-12R, Class 1A1, 144A	3.271	(b)	02/28/47	543	546,721
Fannie Mae Connecticut Avenue Securities,
Series 2014-C014, Class 1M1	2.932	(b)	11/25/24	45	45,190
Series 2016-C02, Class 1M1	3.132	(b)	09/25/28	151	152,742
Series 2016-C03, Class 2M1	3.182	(b)	10/25/28	171	173,538
Series 2016-C04, Class 1M1	2.432	(b)	01/25/29	221	223,564
Series 2017-C01, Class 1M2	4.532	(b)	07/25/29	20	20,242
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA1, Class M1	1.882	(b)	10/25/27	478	478,667
Series 2016-DNA1, Class M1	2.432	(b)	07/25/28	322	323,623
Series 2016-DNA3, Class M2	2.982	(b)	12/25/28	375	382,760
Series 2016-HQA2, Class M2	3.232	(b)	11/25/28	250	257,843
Series 2016-HQA4, Class M2	2.282	(b)	04/25/29	290	290,000
Series 2017-DNA1, Class M1	2.182	(b)	07/25/29	476	477,441
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	3.198	(b)	07/25/35	53	53,082
LSTAR Securities Investment Trust (Cayman Islands),
Series 2015-6, Class A, 144A(d)	2.784	(b)	05/01/20	373	371,288
Series 2015-8, Class A1, 144A	2.784	(b)	08/01/20	142	141,749
Series 2015-10, Class A1, 144A	2.784	(b)	11/01/20	53	53,413
Series 2016-3, Class A, 144A	2.784	(b)	09/01/21	270	269,410
Series 2017-1, Class A, 144A	2.784	(b)	01/01/22	479	478,141
MASTR Alternative Loan Trust,
Series 2003-8, Class 4A1	7.000		12/25/33	1	1,081
Series 2004-4, Class 4A1	5.000		04/25/19	19	19,260
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	3.379	(b)	02/25/34	61	61,678
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000		03/25/20	12	12,288

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $6,570,308)					6,595,593

U.S. GOVERNMENT AGENCY OBLIGATIONS 9.1%
Federal Home Loan Bank	5.500		07/15/36	135	178,847
Federal Home Loan Mortgage Corp.	3.000		07/01/43	464	461,567
Federal Home Loan Mortgage Corp.	4.000		TBA	250	262,227
Federal Home Loan Mortgage Corp.	4.000		02/01/41	479	504,825
Federal Home Loan Mortgage Corp., MTN	1.500		01/17/20	260	259,586
Federal Home Loan Mortgage Corp.	3.000		06/01/29	319	328,078
Federal Home Loan Mortgage Corp.	3.000		TBA	1,000	990,781
Federal Home Loan Mortgage Corp.	3.500		08/01/26	296	309,680

See Notes to Financial Statements.

Prudential Balanced Fund	69

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	3.500%	TBA	1,500		$1,533,984
Federal Home Loan Mortgage Corp.	4.000	06/01/26	105		110,808
Federal Home Loan Mortgage Corp.	4.000	09/01/26	89		93,740
Federal Home Loan Mortgage Corp.	4.000	11/01/39	315		331,374
Federal Home Loan Mortgage Corp.	4.000	04/01/42	473		497,722
Federal Home Loan Mortgage Corp.	4.000	10/01/45	387		406,307
Federal Home Loan Mortgage Corp.	4.500	TBA	1,000		1,071,504
Federal Home Loan Mortgage Corp.	4.500	10/01/39	286		307,120
Federal Home Loan Mortgage Corp.	5.000	07/01/18	13		13,099
Federal Home Loan Mortgage Corp.	5.000	07/01/19	24		24,495
Federal Home Loan Mortgage Corp.	5.000	01/01/21	23		24,334
Federal Home Loan Mortgage Corp.	5.000	04/01/34	23		25,190
Federal Home Loan Mortgage Corp.	5.000	05/01/34	48		52,854
Federal Home Loan Mortgage Corp.	5.000	10/01/35	73		79,712
Federal Home Loan Mortgage Corp.	5.500	12/01/33	43		48,034
Federal Home Loan Mortgage Corp.	5.500	05/01/34	22		25,064
Federal Home Loan Mortgage Corp.	5.500	07/01/34	110		123,967
Federal Home Loan Mortgage Corp.	5.500	05/01/37	18		19,730
Federal Home Loan Mortgage Corp.	5.500	10/01/37	37		40,466
Federal Home Loan Mortgage Corp.	6.000	01/01/34	80		90,188
Federal Home Loan Mortgage Corp.	7.000	10/01/31	—	(g)	61
Federal Home Loan Mortgage Corp.	7.000	10/01/31	1		910
Federal Home Loan Mortgage Corp.	7.000	05/01/32	35		38,349
Federal National Mortgage Assoc.	3.000	08/01/30	1,251		1,283,873
Federal National Mortgage Assoc.	3.000	02/01/31	448		459,652
Federal National Mortgage Assoc.	3.000	01/01/43	1,452		1,447,619
Federal National Mortgage Assoc.	3.500	08/01/42	401		412,560
Federal National Mortgage Assoc.	1.875	09/24/26	100		92,957
Federal National Mortgage Assoc.	2.000	08/01/31	386		376,116
Federal National Mortgage Assoc.	2.500	TBA	1,000		1,000,469
Federal National Mortgage Assoc.	3.000	TBA	1,000		1,023,843
Federal National Mortgage Assoc.(h)	3.000	TBA	2,000		2,050,655
Federal National Mortgage Assoc.	3.000	11/01/36	488		493,322
Federal National Mortgage Assoc.	3.000	TBA	1,000		991,250
Federal National Mortgage Assoc.	3.000	10/01/42	283		281,645
Federal National Mortgage Assoc.	3.000	12/01/42	341		339,718
Federal National Mortgage Assoc.	3.000	12/01/42	465		463,817
Federal National Mortgage Assoc.	3.000	07/01/43	782		779,784
Federal National Mortgage Assoc.	3.500	06/01/39	192		197,361
Federal National Mortgage Assoc.	3.500	TBA	250		255,205
Federal National Mortgage Assoc.(i)	3.500	05/01/42	1,954		2,007,939
Federal National Mortgage Assoc.	3.500	08/01/42	476		488,850
Federal National Mortgage Assoc.	3.500	04/01/43	828		851,179

See Notes to Financial Statements.

70

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.500%	04/01/43	432	$443,623
Federal National Mortgage Assoc.	4.000	TBA	2,500	2,622,265
Federal National Mortgage Assoc.	4.000	09/01/40	817	859,307
Federal National Mortgage Assoc.	4.000	04/01/42	1,187	1,250,019
Federal National Mortgage Assoc.	4.500	07/01/19	26	26,727
Federal National Mortgage Assoc.	4.500	10/01/33	49	53,028
Federal National Mortgage Assoc.	4.500	03/01/34	34	36,373
Federal National Mortgage Assoc.	4.500	09/01/39	242	260,075
Federal National Mortgage Assoc.	4.500	08/01/40	200	214,132
Federal National Mortgage Assoc.	4.500	TBA	1,500	1,608,281
Federal National Mortgage Assoc.	5.000	10/01/18	13	12,985
Federal National Mortgage Assoc.	5.000	07/01/35	43	47,547
Federal National Mortgage Assoc.	5.000	02/01/36	101	110,539
Federal National Mortgage Assoc.	5.000	TBA	2,000	2,185,331
Federal National Mortgage Assoc.	5.500	06/01/33	18	19,678
Federal National Mortgage Assoc.	5.500	08/01/33	27	30,495
Federal National Mortgage Assoc.	5.500	09/01/33	67	74,518
Federal National Mortgage Assoc.	5.500	09/01/33	94	105,685
Federal National Mortgage Assoc.	5.500	01/01/34	41	46,249
Federal National Mortgage Assoc.	5.500	01/01/34	53	58,979
Federal National Mortgage Assoc.	5.500	07/01/34	71	79,371
Federal National Mortgage Assoc.	6.000	09/01/17	1	853
Federal National Mortgage Assoc.	6.000	09/01/21	4	3,986
Federal National Mortgage Assoc.	6.000	11/01/33	78	88,435
Federal National Mortgage Assoc.	6.000	01/01/34	14	16,358
Federal National Mortgage Assoc.	6.000	01/01/34	183	208,014
Federal National Mortgage Assoc.	6.000	02/01/34	20	22,338
Federal National Mortgage Assoc.	6.000	02/01/34	15	17,167
Federal National Mortgage Assoc.	6.000	10/01/34	8	9,560
Federal National Mortgage Assoc.	6.000	10/01/34	6	6,815
Federal National Mortgage Assoc.	6.000	11/01/34	95	107,779
Federal National Mortgage Assoc.	6.000	11/01/34	30	33,532
Federal National Mortgage Assoc.	6.000	11/01/34	14	15,404
Federal National Mortgage Assoc.	6.000	01/01/35	24	26,903
Federal National Mortgage Assoc.	6.000	01/01/35	90	101,838
Federal National Mortgage Assoc.	6.000	02/01/35	91	105,981
Federal National Mortgage Assoc.	6.000	08/01/36	48	54,071
Federal National Mortgage Assoc.	6.000	08/01/38	9	10,291
Federal National Mortgage Assoc.	6.250	05/15/29	70	93,689
Federal National Mortgage Assoc.	6.500	07/01/17	1	517
Federal National Mortgage Assoc.	6.500	09/01/17	4	3,803
Federal National Mortgage Assoc.	6.500	05/01/24	16	17,873
Federal National Mortgage Assoc.	6.500	07/01/29	21	23,450

See Notes to Financial Statements.

Prudential Balanced Fund	71

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	6.500%	07/01/32	21	$22,860
Federal National Mortgage Assoc.	6.500	09/01/32	5	5,627
Federal National Mortgage Assoc.	6.500	04/01/33	19	22,019
Federal National Mortgage Assoc.	6.500	01/01/34	40	45,259
Federal National Mortgage Assoc.	6.500	01/01/34	14	15,827
Federal National Mortgage Assoc.	6.500	10/01/36	34	39,331
Federal National Mortgage Assoc.	6.500	09/01/37	113	126,258
Federal National Mortgage Assoc.	6.500	10/01/37	122	137,033
Federal National Mortgage Assoc.(j)	6.625	11/15/30	85	119,881
Federal National Mortgage Assoc.	7.000	06/01/32	20	22,121
Federal National Mortgage Assoc.(j)	7.125	01/15/30	380	548,089
Federal National Mortgage Assoc.	7.500	09/01/30	2	1,855
Federal National Mortgage Assoc.	8.000	12/01/23	2	2,528
Federal National Mortgage Assoc.	8.500	02/01/28	4	4,435
Government National Mortgage Assoc.	3.000	TBA	2,000	2,014,180
Government National Mortgage Assoc.	3.000	09/20/43	364	368,799
Government National Mortgage Assoc.	3.000	01/20/44	112	113,084
Government National Mortgage Assoc.	3.000	03/15/45	389	392,964
Government National Mortgage Assoc.	3.500	11/20/41	501	521,484
Government National Mortgage Assoc.	3.500	12/20/42	500	520,434
Government National Mortgage Assoc.	3.500	TBA	4,000	4,147,500
Government National Mortgage Assoc.	3.500	03/20/45	376	390,789
Government National Mortgage Assoc.	3.500	04/20/45	427	443,039
Government National Mortgage Assoc.	4.000	12/20/42	1,001	1,062,100
Government National Mortgage Assoc.	4.500	06/20/41	454	490,012
Government National Mortgage Assoc.	5.000	10/20/37	30	32,618
Government National Mortgage Assoc.	5.000	04/20/45	205	220,006
Government National Mortgage Assoc.	5.500	07/15/33	46	51,434
Government National Mortgage Assoc.	5.500	12/15/33	24	26,638
Government National Mortgage Assoc.	5.500	09/15/34	190	211,700
Government National Mortgage Assoc.	5.500	01/15/36	82	93,075
Government National Mortgage Assoc.	5.500	02/15/36	204	227,829
Government National Mortgage Assoc.	6.500	09/15/23	18	20,600
Government National Mortgage Assoc.	6.500	10/15/23	5	5,517
Government National Mortgage Assoc.	6.500	11/15/23	21	23,985
Government National Mortgage Assoc.	6.500	12/15/23	10	11,262
Government National Mortgage Assoc.	6.500	12/15/23	5	5,638
Government National Mortgage Assoc.	6.500	12/15/23	1	1,495
Government National Mortgage Assoc.	6.500	04/15/24	69	78,241
Government National Mortgage Assoc.	6.500	07/15/32	3	3,601
Government National Mortgage Assoc.	6.500	08/15/32	1	902
Government National Mortgage Assoc.	6.500	08/15/32	1	708
Government National Mortgage Assoc.	6.500	08/15/32	3	2,977

See Notes to Financial Statements.

72

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	6.500%		08/15/32	16	$18,293
Government National Mortgage Assoc.	7.000		06/15/24	19	21,027
Government National Mortgage Assoc.	7.000		05/15/31	9	10,845
Government National Mortgage Assoc.	7.500		04/15/29	1	742
Government National Mortgage Assoc.	7.500		12/15/29	3	3,446
Government National Mortgage Assoc.	7.500		05/15/31	1	1,126
Government National Mortgage Assoc.	8.000		08/15/22	1	1,240
Government National Mortgage Assoc.	8.000		12/15/22	10	10,838
Government National Mortgage Assoc.	8.000		12/15/22	5	5,415
Government National Mortgage Assoc.	8.000		06/15/25	25	27,245
Hashemite Kingdom of Jordan Government USAID Bond, U.S. Gov’t. Gtd. Notes	2.578		06/30/22	575	585,585
Hashemite Kingdom of Jordan Government USAID Bond, U.S. Gov’t. Gtd. Notes	3.000		06/30/25	315	323,228
Iraq Government USAID Bond, U.S. Gov’t. Gtd. Notes	2.149		01/18/22	200	199,103
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500		12/04/23	30	35,652
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	2.804	(k)	01/15/30	170	113,274
Tennessee Valley Authority,
Sr. Unsec’d. Notes	2.875		02/01/27	195	195,699
Sr. Unsec’d. Notes	7.125		05/01/30	90	128,985

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $48,599,321)					48,943,758

U.S. TREASURY OBLIGATIONS 4.7%
U.S. Treasury Bonds	2.500		02/15/45	295	265,074
U.S. Treasury Bonds	2.875		11/15/46	515	499,691
U.S. Treasury Bonds	4.250		11/15/40	770	939,821
U.S. Treasury Bonds	4.750		02/15/41	300	392,754
U.S. Treasury Bonds	8.125		08/15/21	90	113,593
U.S. Treasury Notes	1.000		09/15/18	25	24,936
U.S. Treasury Notes	1.250		12/31/18	5	5,003
U.S. Treasury Notes	1.375		04/30/21	1,950	1,917,246
U.S. Treasury Notes	1.500		01/31/19	55	55,256
U.S. Treasury Notes	1.625		03/15/20	120	120,431
U.S. Treasury Notes	1.625		04/30/23	2,785	2,706,020
U.S. Treasury Notes	1.875		02/28/22	640	638,625
U.S. Treasury Notes	2.000		11/30/22	2,250	2,241,650
U.S. Treasury Notes	2.125		06/30/21	3,095	3,131,994
U.S. Treasury Notes	2.125		09/30/21	2,195	2,217,635
U.S. Treasury Notes	2.125		12/31/22	2,625	2,631,358
U.S. Treasury Notes	2.125		02/29/24	3,235	3,217,560
U.S. Treasury Notes	2.250		02/15/27	1,080	1,066,205

See Notes to Financial Statements.

Prudential Balanced Fund	73

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Coupon, IO	2.972	%(k)	02/15/37	725	$399,034
U.S. Treasury Strips Coupon, IO	2.404	(k)	08/15/21	735	675,332
U.S. Treasury Strips Coupon, IO	2.502	(k)	11/15/30	640	439,731
U.S. Treasury Strips Coupon, IO	2.752	(k)	08/15/30	605	419,163
U.S. Treasury Strips Coupon, IO	2.783	(k)	08/15/29	200	143,191
U.S. Treasury Strips Coupon, IO	2.878	(k)	05/15/31	200	134,972
U.S. Treasury Strips Coupon, IO	3.042	(k)	11/15/35	400	230,628
U.S. Treasury Strips Coupon, IO	3.202	(k)	08/15/40	400	192,517
U.S. Treasury Strips Principal, PO	2.526	(k)	05/15/43	270	119,758
U.S. Treasury Strips Principal, PO	2.543	(k)	02/15/45	230	96,558
U.S. Treasury Strips Principal, PO	2.874	(k)	05/15/45	385	160,436
U.S. Treasury Strips Principal, PO	3.597	(k)	05/15/44	450	193,949

TOTAL U.S. TREASURY OBLIGATIONS (cost $25,676,264)					25,390,121

TOTAL LONG-TERM INVESTMENTS (cost $446,590,824)					512,697,653

SHORT-TERM INVESTMENTS 8.2%

				Shares

AFFILIATED MUTUAL FUNDS 8.1%
Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund(l)				2,222,123	20,621,298
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(l)				19,422,878	19,422,878
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $3,141,052; includes $3,138,880 of cash collateral for securities on loan)(l)(m)				3,140,450	3,141,078

TOTAL AFFILIATED MUTUAL FUNDS (cost $44,049,227)					43,185,254

				Notional Amount (000)#

OPTION PURCHASED* 0.0%
Call Option
10 Year U.S. Treasury Notes Futures, expiring 05/26/17, Strike Price $125.00 (cost $51,300)				7,100	49,922

See Notes to Financial Statements.

74

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATION 0.1%
U.S. Treasury Bill (cost $289,555)(i)	0.751	%(n)	06/15/17	290	$289,576

TOTAL SHORT-TERM INVESTMENTS (cost $44,390,082)					43,524,752

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 103.7% (cost $490,980,906)					556,222,405

				Notional Amount (000)#

OPTION WRITTEN* (0.0)%
Call Option
10 Year U.S. Treasury Notes Futures, expiring 05/26/17, Strike Price $128.00 (premiums received $10,122)				7,100	(8,875)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 103.7% (cost $490,970,784)					556,213,530
Liabilities in excess of other assets(p) (3.7)%					(20,063,000)

NET ASSETS 100.0%					$536,150,530

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ABS—Asset-Backed Security

Aces—Alternative Credit Enhancements Securities

ADR—American Depositary Receipt

ASX—Australian Securities Exchange

BABs—Build America Bonds

CLO—Collateralized Loan Obligation

CVA—Certificate Van Aandelen (Bearer)

CVR—Contingent Value Rights

EMTN—Euro Medium Term Note

FHLMC—Federal Home Loan Mortgage Corp.

FTSE—Financial Times Stock Exchange

GMTN—Global Medium Term Note

GO—General Obligation

IO—Interest Only (Principal amount represents notional)

LIBOR—London Interbank Offered Rate

MSCI EAFE—Morgan Stanley Capital International Europe, Australasia and Far East

See Notes to Financial Statements.

Prudential Balanced Fund	75

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

MTN—Medium Term Note

OTC—Over-the-counter

PO—Principal Only

PRFC—Preference Shares

REIT—Real Estate Investment Trust

RSP—Non-Voting Shares

SDR—Swedish Depositary Receipt

STOXX—Stock Index of the Eurozone

STRIPS—Separate Trading of Registered Interest and Principal of Securities

TBA—To Be Announced

TOPIX—Tokyo Stock Price Index

USAID—United States Agency for International Development

USOIS—United States Overnight Index Swap

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,056,461; cash collateral of $3,138,880 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2017.
(c)	Indicates a security or securities that have been deemed illiquid; the aggregate value of $2,160,546 is approximately 0.4% of net assets.
(d)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,420,891 and 0.3% of net assets.
(e)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post maturity.
(g)	Less than $500 par.
(h)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $2,000,000 is approximately 0.4% of net assets.
(i)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(j)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(k)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(l)	PGIM Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund, Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(m)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(n)	Rate reflects yield to maturity at purchase date.
(o)	Interest rate not available as of March 31, 2017.
(p)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

See Notes to Financial Statements.

76

Futures contracts outstanding at March 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
149	2 Year U.S. Treasury Notes	Jun. 2017	$32,225,096	$32,251,516	$26,420
195	5 Year U.S. Treasury Notes	Jun. 2017	22,946,990	22,956,680	9,690
2	10 Year U.S. Treasury Notes	Jun. 2017	249,034	249,125	91
47	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	7,500,415	7,549,375	48,960
7	Euro STOXX 50 Index	Jun. 2017	247,433	255,841	8,408
2	FTSE 100 Index	Jun. 2017	182,711	182,309	(402)
2	Mini MSCI EAFE Index	Jun. 2017	175,125	178,200	3,075
11	S&P 500 E-Mini Index	Jun. 2017	1,302,718	1,297,560	(5,158)
10	TOPIX Index	Jun. 2017	1,384,539	1,358,573	(25,966)

					65,118

	Short Position:
18	20 Year U.S. Treasury Bonds	Jun. 2017	2,702,560	2,715,188	(12,628)

					$52,490

A U.S. Treasury Obligation with a market value of $289,576 has been segregated with Goldman Sachs & Co. and a U.S. Government Agency Obligation with a market value of $713,615 has been segregated with JPMorgan Chase to cover requirements for open futures contracts at March 31, 2017.

Interest rate swap agreements outstanding at March 31, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
21,085	09/09/17	0.539%	1 Day USOIS(1)	$319	$44,980	$44,661
18,235	10/18/17	0.607%	1 Day USOIS(1)	166	40,093	39,927
10,030	11/09/17	0.626%	1 Day USOIS(1)	173	24,939	24,766
260	05/31/21	1.849%	3 Month LIBOR(1)	1,176	1,172	(4)
2,605	08/31/21	2.015%	3 Month LIBOR(1)	148	2,860	2,712
100	12/31/22	1.412%	3 Month LIBOR(1)	151	3,888	3,737
790	05/31/23	1.399%	3 Month LIBOR(1)	(14,222)	34,902	49,124
2,790	08/15/23	1.459%	3 Month LIBOR(1)	138,418	119,890	(18,528)
946	11/15/23	2.209%	3 Month LIBOR(1)	89	(1,047)	(1,136)
700	09/08/24	2.569%	3 Month LIBOR(1)	156	(14,675)	(14,831)
930	09/04/25	2.214%	3 Month LIBOR(1)	157	6,791	6,634
3,430	01/08/26	2.210%	3 Month LIBOR(1)	85	32,619	32,534

				$126,816	$296,412	$169,596

See Notes to Financial Statements.

Prudential Balanced Fund	77

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

U.S. Government Agency Obligations with a combined market value of $667,970 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at March 31, 2017.

(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The Series pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$296,791,217	$24,551,298	$—
Exchange Traded Fund	691,419	—	—
Preferred Stocks	211,600	152,988	—
Rights	—	—	999
Corporate Bonds	—	48,825,245	—
Asset-Backed Securities
Collateralized Loan Obligations	—	14,326,139	250,104
Non-Residential Mortgage-Backed Securities	—	13,229,840	—
Residential Mortgage-Backed Securities	—	2,100,005	—
Commercial Mortgage-Backed Securities	—	22,129,662	—
Municipal Bonds	—	2,463,090	—
Non-Corporate Foreign Agencies	—	3,291,272	—
Sovereign Bonds	—	2,753,303	—
Residential Mortgage-Backed Securities	—	5,425,805	1,169,788
U.S. Government Agency Obligations	—	48,943,758	—
U.S. Treasury Obligations	—	25,679,697	—
Affiliated Mutual Funds	43,185,254	—	—
Option Purchased	49,922	—	—
Option Written	(8,875)	—	—
Other Financial Instruments*
Futures Contracts	52,490	—	—
Centrally Cleared Interest Rate Swap Agreements	—	169,596	—

Total	$340,973,027	$214,041,698	$1,420,891

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

78

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2017 were as follows :

U.S. Government Agency Obligations	9.1%
Affiliated Mutual Funds (including 0.6% of collateral for securities on loan)	8.1
Banks	7.0
U.S. Treasury Obligations	4.8
Commercial Mortgage-Backed Securities	4.1
Oil, Gas & Consumable Fuels	3.5
Software	3.0
Pharmaceuticals	2.8
Internet Software & Services	2.8
Collateralized Loan Obligations	2.7
Non-Residential Mortgage-Backed Securities	2.5
Semiconductors & Semiconductor Equipment	2.3
Technology Hardware, Storage & Peripherals	2.3
Biotechnology	2.2
Media	1.9
Health Care Equipment & Supplies	1.8
Health Care Providers & Services	1.8
Insurance	1.7
Equity Real Estate Investment Trusts (REITs)	1.7
Capital Markets	1.7
IT Services	1.6
Residential Mortgage-Backed Securities	1.6
Diversified Telecommunication Services	1.6
Machinery	1.4
Aerospace & Defense	1.4
Food & Staples Retailing	1.4
Food Products	1.2
Chemicals	1.1
Hotels, Restaurants & Leisure	1.1
Electric Utilities	1.0
Specialty Retail	1.0
Internet & Direct Marketing Retail	1.0
Diversified Financial Services	1.0
Household Products	1.0
Industrial Conglomerates	0.9
Beverages	0.9
Automobiles	0.8
Household Durables	0.7
Metals & Mining	0.7
Communications Equipment	0.7
Non-Corporate Foreign Agencies	0.6
Tobacco	0.6
Road & Rail	0.6
Multiline Retail	0.6
Consumer Finance	0.5
Electric	0.5%
Sovereign Bonds	0.5
Electrical Equipment	0.5
Telecommunications	0.5
Municipal Bonds	0.5
Oil & Gas	0.4
Auto Components	0.4
Air Freight & Logistics	0.4
Independent Power & Renewable Electricity Producers	0.3
Trading Companies & Distributors	0.3
Commercial Services	0.3
Healthcare-Services	0.3
Gas Utilities	0.3
Healthcare-Products	0.2
Electronic Equipment, Instruments & Components	0.2
Computers	0.2
Energy Equipment & Services	0.2
Auto Manufacturers	0.2
Retail	0.2
Lodging	0.2
Pipelines	0.2
Multi-Utilities	0.2
Life Sciences Tools & Services	0.2
Food	0.2
Real Estate Management & Development	0.2
Construction & Engineering	0.2
Airlines	0.2
Mortgage Real Estate Investment Trusts (REITs)	0.2
Wireless Telecommunication Services	0.2
Building Products	0.2
Commercial Services & Supplies	0.2
Mining	0.2
Containers & Packaging	0.1
Exchange Traded Fund	0.1
Packaging & Containers	0.1
Personal Products	0.1
Textiles, Apparel & Luxury Goods	0.1
Transportation	0.1
Multi-National	0.1
Agriculture	0.1
Semiconductors	0.1
Professional Services	0.1
Thrifts & Mortgage Finance	0.1
Miscellaneous Manufacturing	0.1
Housewares	0.1

See Notes to Financial Statements.

Prudential Balanced Fund	79

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Industry (cont’d.)

Oil & Gas Services	0.1%
Diversified Consumer Services	0.1
Health Care Technology	0.1
Forest Products & Paper	0.1
Machinery-Diversified	0.1
Building Materials	0.1
Construction Materials	0.0	*
Real Estate Investment Trusts (REITs)	0.0	*
Marine	0.0	*
Paper & Forest Products	0.0	*
Transportation Infrastructure	0.0	*
Entertainment	0.0	*
Home Builders	0.0	*
Water Utilities	0.0	%*
Gas	0.0	*
Environmental Control	0.0	*
Leisure Products	0.0	*
Option Purchased	0.0	*
Real Estate	0.0	*
Distributors	0.0	*

	103.7
Option Written	(0.0	)*
Liabilities in excess of other assets	(3.7)

	100.0%

*	Less than +/– 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Series invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Series’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of March 31, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker—variation margin futures	$11,483	*	Due from/to broker— variation margin futures	$31,526	*
Equity contracts	Unaffiliated Investments	999		—	—
Interest rate contracts	Due from/to broker—variation margin futures	85,161	*	Due from/to broker— variation margin futures	12,628	*
Interest rate contracts	Due from/to broker—variation margin swaps	204,095	*	Due from/to broker— variation margin swaps	34,499	*
Interest rate contracts	Unaffiliated Investments	49,922		Options written outstanding, at value	8,875

Total		$351,660			$87,528

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

80

The effects of derivative instruments on the Statement of Operations for the six months ended March 31, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Options Purchased(1)	Options Written	Futures	Forward Rate Agreements	Swaps	Total

Equity contracts	$788	$—	$—	$274,101	$—	$—	$274,889
Interest rate contracts	—	(36,690)	17,123	(1,327,708)	7,260	(44,101)	(1,384,116)

Total	$788	$(36,690)	$17,123	$(1,053,607)	$7,260	$(44,101)	$(1,109,227)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Swaps	Total
Equity contracts	$—	$—	$(38,873)	$—	$(38,873)
Interest rate contracts	(1,378)	1,247	67,786	900,604	968,259

Total	$(1,378)	$1,247	$28,913	$900,604	$929,386

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.
(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended March 31, 2017, the Series’ average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(3)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Interest Rate Swap Agreements(3)	Total Return Swap Agreeements(3)
$17,100	$2,367,000	$60,112,877	$2,948,009	$60,864,000	$400,000

(1)	Cost.
(2)	Value at Trade Date.
(3)	Notional Amount in USD.

See Notes to Financial Statements.

Prudential Balanced Fund	81

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Series entered into financial transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting.

The information about offsetting and related netting arrangements for financial transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instruments/transactions assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$3,056,461	$(3,056,461)	$—

(1)	Amount represents market value.
(2)	Collateral amount disclosed by the Series is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

82

This Page Intentionally Left Blank

Statement of Assets & Liabilities (unaudited)

as of March 31, 2017

Assets
Investments at value, including securities on loan of $3,056,461:
Unaffiliated investments (cost $446,931,679)	$513,037,151
Affiliated investments (cost $44,049,227)	43,185,254
Cash	28,957
Foreign currency, at value (cost $626,551)	636,921
Receivable for investments sold	28,896,072
Dividends and interest receivable	1,462,935
Receivable for Series shares sold	1,362,752
Tax reclaim receivable	50,380
Due from broker—variation margin futures	46,266
Prepaid expenses	2,100

Total assets	588,708,788

Liabilities
Payable for investments purchased	47,801,250
Payable to broker for collateral for securities on loan	3,138,880
Payable for Series shares reacquired	844,502
Management fee payable	284,611
Accrued expenses	251,628
Distribution fee payable	151,575
Affiliated transfer agent fee payable	60,876
Due to broker-variation margin futures	16,061
Options written outstanding, at value (premiums received $10,122)	8,875

Total liabilities	52,558,258

Net Assets	$536,150,530

Net assets were comprised of:
Common stock, at par	$35,322
Paid-in capital in excess of par	463,353,731

463,389,053
Undistributed net investment income	116,108
Accumulated net realized gain on investment and foreign currency transactions	7,177,468
Net unrealized appreciation on investments and foreign currencies	65,467,901

Net assets, March 31, 2017	$536,150,530

See Notes to Financial Statements.

84

Class A
Net asset value and redemption price per share ($331,639,168 ÷ 21,900,950 shares of common stock issued and outstanding)	$15.14
Maximum sales charge (5.50% of offering price)	0.88

Maximum offering price to public	$16.02

Class B
Net asset value, offering price and redemption price per share ($11,638,281 ÷ 763,978 shares of common stock issued and outstanding)	$15.23

Class C
Net asset value, offering price and redemption price per share ($67,291,090 ÷ 4,418,016 shares of common stock issued and outstanding)	$15.23

Class R
Net asset value, offering price and redemption price per share ($980,942 ÷ 64,736 shares of common stock issued and outstanding)	$15.15

Class Z
Net asset value, offering price and redemption price per share ($124,601,049 ÷ 8,174,317 shares of common stock issued and outstanding)	$15.24

See Notes to Financial Statements.

Prudential Balanced Fund	85

Statement of Operations (unaudited)

Six Months Ended March 31, 2017

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $27,373)	$2,930,204
Interest income (net of foreign withholding taxes of $148)	2,425,199
Affiliated dividend income	319,303
Income from securities lending, net (including affiliated income of $1,842)	3,070

Total income	5,677,776

Expenses
Management fee	1,647,013
Distribution fee—Class A	491,372
Distribution fee—Class B	59,493
Distribution fee—Class C	310,895
Distribution fee—Class R	3,000
Transfer agent’s fees and expenses (including affiliated expense of $121,700)	335,000
Custodian and accounting fees	127,000
Registration fees	47,000
Shareholders’ reports	33,000
Audit fee	19,000
Legal fees and expenses	11,000
Directors’ fees	9,000
Miscellaneous	72,313

Total expenses	3,165,086
Less: Management fee waiver and/or expense reimbursement	(50,677)
Distribution fee waiver—Class R	(1,000)

Net expenses	3,113,409

Net investment income (loss)	2,564,367

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(49,092))	11,211,283
Futures transactions	(1,053,607)
Forward rate agreements transactions	7,260
Options written transactions	17,123
Swap agreement transactions	(44,101)
Foreign currency transactions	(15,758)

10,122,200

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $4,031)	10,763,389
Futures	28,913
Options written	1,247
Swap agreements	900,604
Foreign currencies	(16,590)

11,677,563

Net gain (loss) on investment and foreign currency transactions	21,799,763

Net Increase (Decrease) In Net Assets Resulting From Operations	$24,364,130

See Notes to Financial Statements.

86

Statement of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2017	Year Ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,564,367	$5,325,433
Net realized gain (loss) on investment and foreign currency transactions	10,122,200	17,081,808
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	11,677,563	20,451,054

Net increase (decrease) in net assets resulting from operations	24,364,130	42,858,295

Dividends and Distributions
Dividends from net investment income
Class A	(1,857,054)	(3,794,687)
Class B	(24,529)	(66,546)
Class C	(129,298)	(236,538)
Class R	(3,646)	(7,469)
Class Z	(750,809)	(1,225,508)

	(2,765,336)	(5,330,748)

Distributions from net realized gains
Class A	(10,385,532)	(18,480,268)
Class B	(370,499)	(767,266)
Class C	(1,928,302)	(2,084,563)
Class R	(23,286)	(37,139)
Class Z	(3,104,100)	(4,391,118)

	(15,811,719)	(25,760,354)

Series share transactions (Net of share conversions)
Net proceeds from shares sold	76,765,734	125,046,377
Net asset value of shares issued in reinvestment of dividends and distributions	17,670,991	29,964,594
Cost of shares reacquired	(51,329,171)	(81,515,423)

Net increase (decrease) in net assets from Series share transactions	43,107,554	73,495,548

Total increase (decrease)	48,894,629	85,262,741

Net Assets:
Beginning of period	487,255,901	401,993,160

End of period(a)	$536,150,530	$487,255,901

(a) Includes undistributed net investment income of:	$116,108	$317,077

See Notes to Financial Statements.

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Notes to Financial Statements (unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company was incorporated in Maryland on August 10, 1995 and consists of six series: Prudential Balanced Fund (the “Series”), Prudential Jennison Growth Fund and Prudential Jennison Equity Opportunity Fund which are diversified funds and Prudential Conservative Allocation Fund, Prudential Growth Allocation Fund and Prudential Moderate Allocation Fund which are non-diversified funds. These financial statements relate to Prudential Balanced Fund. The financial statements of the other series are not presented herein.

The Series’ investment objective is to seek income and long-term growth of capital.

Note 1. Accounting Policies

The Series follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

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Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques.

Bank loans are generally valued using the market approach at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such

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Notes to Financial Statements (unaudited) (continued)

vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a singular broker quote or at the original transaction price are classified as Level 3 in the fair value hierarchy.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Series utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing significant unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it

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operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Series may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Series has valued the investment. Therefore, the Series may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Series’ Subadviser under the guidelines adopted by the Directors of the Series. However, the liquidity of the Series’ investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Series does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations, such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency

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Notes to Financial Statements (unaudited) (continued)

contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Series to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR): The Series purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Series. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Series could lose some or all of its principal if the underlying mortgages experience credit defaults.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented on the Statement of Operations as net realized gain (loss) on futures transactions.

The Series invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the

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underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Series since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Options: The Series purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equity or foreign currency exchange rates with respect to securities or financial instruments which the Series currently owns or intends to purchase. The Series may also use options to gain additional market exposure. The Series’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Series has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written.

The Series, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Series bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. OTC options also involve the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Series since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Series writes an option on a swap contract, an amount equal to any premium received by the Series is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Series becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Series becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Series will be obligated to be party to a swap agreement if an option on a swap is exercised.

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Notes to Financial Statements (unaudited) (continued)

Swap Agreements: The Series may enter into credit default, interest rate and total return swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Centrally cleared swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Series are recorded as realized gains (losses) upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Series is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Series used interest rate swaps to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps: Credit default swaps (“CDS”) involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Series is subject to credit risk in the normal course of pursuing its investment objectives. The Series may enter into credit default swaps to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Series’ maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value based on credit event.

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As a seller of protection on credit default swap agreements, the Series generally receives from the buyer of protection an agreed upon payment throughout the term of the swap provided no credit event occurs. As the seller, the Series effectively increases investment risk because, in addition to its total assets, the Series may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Series as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Series entered into for the same referenced entity or index. As a buyer of protection, the Series generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. The Series is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Series entered into total return swaps to manage its exposure to a security or an index. The Series’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Series’ favor, from the point of entering into the contract.

Forward Rate Agreements: Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Series entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

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Notes to Financial Statements (unaudited) (continued)

Master Netting Arrangements: The Series is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Series. For multi-sleeve Series, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Company, on behalf of the Series, is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Series is held in a segregated account by the Series’ custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Portfolio of Investments. Collateral pledged by the Series is segregated by the Series’ custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Series and the applicable counterparty. Collateral requirements are determined based on the Series’ net position with each counterparty. Termination events applicable to the Series may occur upon a decline in the Series’ net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Series’ counterparties to elect early termination could impact the Series’ future derivative activity.

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In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which when materialized; give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of March 31, 2017, the Series has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Delayed-Delivery Transactions: The Series may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Series to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Series will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a capital gain (loss). When selling a security on a delayed-delivery basis, the Series forfeits its eligibility to realize future gains (losses) with respect to the security.

Dollar Rolls: The Series enters into mortgage dollar rolls in which the Series sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enters into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Series forgoes principal and interest paid on the securities. The Series is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain (loss) on investment transactions. The Series maintains a segregated account,

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Notes to Financial Statements (unaudited) (continued)

the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Series is subject to the risk that the market value of the securities the Series is obligated to repurchase under the agreement may decline below the repurchase price.

Loan Participations: The Series may invest in loan participations, another type of restricted security. When the Series purchases a loan participation, the Series typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Paritcipant”), but not the borrower. As a result, the Series assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Series and the borrower. The Series may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Securities Lending: The Series may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities in the open market using the collateral. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Series also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Rights: The Series may hold rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions by the Series until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Real Estate Investment Trusts (REITs): The Series invests in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to

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be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, which may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends from net investment income quarterly and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest and dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company, on behalf of the Series, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PGIM Investments has entered into a subadvisory agreement with each of PGIM, Inc., which provides subadvisory services to the Series through its PGIM Fixed Income unit, and Quantitative Management Associates LLC (“QMA”). Each subadvisory agreement provides that PGIM, Inc. and QMA will furnish investment advisory services in connection with the management of the Series. In connection therewith, PGIM, Inc. and QMA are

Prudential Balanced Fund	99

Notes to Financial Statements (unaudited) (continued)

obligated to keep certain books and records of the Series. PGIM Investments pays for the services of PGIM, Inc. and QMA, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of .65% of the Series’ average daily net assets up to $1 billion and .60% of the average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursement was .65% for the six months ended March 31, 2017. The effective management fee rate, net of waivers and/or expense reimbursement, was .63%.

PGIM Investments entered into a contractual agreement that would waive management fees in an amount up to .02% of the Series’ average daily net assets through January 31, 2018, to the extent that the Series’ net annual operating expenses (exclusive of taxes, interest, distribution (12b-1) fees and certain extraordinary expenses) exceed .86% of the Series’ average daily net assets on an annualized basis. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Series, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS has contractually agreed through January 31, 2018 to limit such expenses to .50% of the average daily net assets of the Class R shares.

PIMS has advised the Series that it has received $370,504 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

100

PIMS has advised the Series that for the six months ended March 31, 2017 it received $1,255, $6,255 and $7,942 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively.

PGIM Investments, PGIM, Inc., PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Series may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund, (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the period ended March 31, 2017, PGIM, Inc. was compensated $631 by PGIM Investments for managing the Series’ securities lending cash collateral as subadviser to the Money Market Fund. The Series also invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission (“SEC”), a series of Prudential Investment Portfolios 2 (together with Prudential Core Ultra Short Bond Fund, the “Core Funds”), registered under the 1940 Act and managed by PGIM Investments. Earnings from the Core Funds and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Note 4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities), for the six months ended March 31, 2017 were $418,191,280 and $418,873,825, respectively.

Prudential Balanced Fund	101

Notes to Financial Statements (unaudited) (continued)

Written options transactions, during the six months ended March 31, 2017, were as follows:

	Notional Amount (000)	Premium
Balance at beginning of period	—	$—
Options written	37,300	44,385
Options closed	(12,200)	(25,143)
Options expired	(18,000)	(9,120)

Balance at end of period	7,100	$10,122

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of March 31, 2017 were as follows:

Tax Basis	$493,231,102

Appreciation	72,217,108
Depreciation	(9,225,805)

Net Unrealized Appreciation	$62,991,303

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A shares CDSC is waived for purchases by certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new

102

purchases. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for a sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

The Company is authorized to issue 6 billion shares of common stock at $.001 par value per share. There are 950 million shares authorized for the Series, designated Class A, Class B, Class C, Class R, Class Z, Class Q and Class T, each of which consists of 125 million, 5 million, 75 million, 125 million, 245 million, 275 million and 100 million authorized shares, respectively. The Series currently does not have any Class Q and Class T shares outstanding.

As of March 31, 2017, Prudential owned 323 Class R shares of the Series. At reporting period end, two shareholders of record held 24% of the Series’ outstanding shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2017:
Shares sold	1,589,418	$23,669,751
Shares issued in reinvestment of dividends and distributions	812,480	11,973,245
Shares reacquired	(1,648,986)	(24,600,612)

Net increase (decrease) in shares outstanding before conversion	752,912	11,042,384
Shares issued upon conversion from other share class(es)	82,603	1,250,901
Shares reacquired upon conversion into other share class(es)	(574,102)	(8,596,787)

Net increase (decrease) in shares outstanding	261,413	$3,696,498

Year ended September 30, 2016:
Shares sold	3,468,301	$50,310,122
Shares issued in reinvestment of dividends and distributions	1,523,532	21,756,168
Shares reacquired	(3,482,634)	(50,579,177)

Net increase (decrease) in shares outstanding before conversion	1,509,199	21,487,113
Shares issued upon conversion from other share class(es)	114,913	1,654,398
Shares reacquired upon conversion into other share class(es)	(126,929)	(1,877,127)

Net increase (decrease) in shares outstanding	1,497,183	$21,264,384

Prudential Balanced Fund	103

Notes to Financial Statements (unaudited) (continued)

Class B	Shares	Amount
Six months ended March 31, 2017:
Shares sold	57,430	$862,107
Shares issued in reinvestment of dividends and distributions	25,315	375,284
Shares reacquired	(70,456)	(1,056,096)

Net increase (decrease) in shares outstanding before conversion	12,289	181,295
Shares reacquired upon conversion into other share class(es)	(50,850)	(775,054)

Net increase (decrease) in shares outstanding	(38,561)	$(593,759)

Year ended September 30, 2016:
Shares sold	143,902	$2,079,658
Shares issued in reinvestment of dividends and distributions	56,628	812,446
Shares reacquired	(122,956)	(1,790,378)

Net increase (decrease) in shares outstanding before conversion	77,574	1,101,726
Shares reacquired upon conversion into other share class(es)	(114,219)	(1,654,398)

Net increase (decrease) in shares outstanding	(36,645)	$(552,672)

Class C
Six months ended March 31, 2017:
Shares sold	1,062,242	$15,916,112
Shares issued in reinvestment of dividends and distributions	126,456	1,873,461
Shares reacquired	(450,150)	(6,741,525)

Net increase (decrease) in shares outstanding before conversion	738,548	11,048,048
Shares reacquired upon conversion into other share class(es)	(131,240)	(1,978,442)

Net increase (decrease) in shares outstanding	607,308	$9,069,606

Year ended September 30, 2016:
Shares sold	2,204,602	$32,132,718
Shares issued in reinvestment of dividends and distributions	149,909	2,152,256
Shares reacquired	(558,325)	(8,123,556)

Net increase (decrease) in shares outstanding before conversion	1,796,186	26,161,418
Shares reacquired upon conversion into other share class(es)	(26,443)	(391,863)

Net increase (decrease) in shares outstanding	1,769,743	$25,769,555

Class R
Six months ended March 31, 2017:
Shares sold	18,623	$277,756
Shares issued in reinvestment of dividends and distributions	1,084	15,985
Shares reacquired	(3,158)	(46,980)

Net increase (decrease) in shares outstanding	16,549	$246,761

Year ended September 30, 2016:
Shares sold	38,700	$541,659
Shares issued in reinvestment of dividends and distributions	1,780	25,439
Shares reacquired	(29,969)	(432,733)

Net increase (decrease) in shares outstanding	10,511	$134,365

104

Class Z	Shares	Amount
Six months ended March 31, 2017:
Shares sold	2,398,114	$36,040,008
Shares issued in reinvestment of dividends and distributions	231,413	3,433,016
Shares reacquired	(1,260,169)	(18,883,958)

Net increase (decrease) in shares outstanding before conversion	1,369,358	20,589,066
Shares issued upon conversion from other share class(es)	670,598	10,106,316
Shares reacquired upon conversion into other share class(es)	(459)	(6,934)

Net increase (decrease) in shares outstanding	2,039,497	$30,688,448

Year ended September 30, 2016:
Shares sold	2,732,743	$39,982,220
Shares issued in reinvestment of dividends and distributions	362,959	5,218,285
Shares reacquired	(1,418,253)	(20,589,579)

Net increase (decrease) in shares outstanding before conversion	1,677,449	24,610,926
Shares issued upon conversion from other share class(es)	152,526	2,268,990

Net increase (decrease) in shares outstanding	1,829,975	$26,879,916

Note 7. Borrowings

The Company, on behalf of the Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. Prior to October 6, 2016, the Funds had a prior SCA that provided a commitment of $900 million in which the Funds paid an annualized commitment fee of .11% of the unused portion of the prior SCA. For the SCA and the prior SCA, the Series’ portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under each SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

The Series did not utilize the SCA during the six months ended March 31, 2017.

Note 8. Recent Accounting Pronouncements and Reporting Updates

On October 13, 2016, the SEC adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. Also under the new rules, the SEC will permit open-end funds, with the exception of money market funds, to offer swing pricing, subject to board approval and review. The

Prudential Balanced Fund	105

Notes to Financial Statements (unaudited) (continued)

compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

Note 9. Other

At the Series’ Board meeting in March, 2017, the Board of Directors approved a change in the methodology of allocating certain expenses, like Transfer Agency (including sub-transfer agency and networking) and Blue Sky fees. The impact to the net assets of the Series and individual share classes is not ascertainable at the present time. Management expects to implement the changes by December 31, 2017.

106

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.99		$14.67	$16.45	$14.70	$13.37	$11.32
Income (loss) from investment operations:
Net investment income (loss)	.08		.18	.18	.20	.21	.19
Net realized and unrealized gain (loss) on investment transactions	.63		1.25	(.09)	1.76	1.34	2.06
Total from investment operations	.71		1.43	.09	1.96	1.55	2.25
Less Dividends and Distributions:
Dividends from net investment income	(.08)		(.19)	(.33)	(.21)	(.22)	(.20)
Distributions from net realized gains	(.48)		(.92)	(1.54)	-	-	-
Total dividends and distributions	(.56)		(1.11)	(1.87)	(.21)	(.22)	(.20)
Net asset value, end of period	$15.14		$14.99	$14.67	$16.45	$14.70	$13.37
Total Return(b):	4.87%		10.15%	.17%	13.43%	11.78%	20.04%

Ratios/Supplemental Data:
Net assets, end of period (000)	$331,639		$324,422	$295,456	$303,153	$281,499	$269,131
Average net assets (000)	$328,493		$308,458	$309,664	$295,552	$273,250	$257,847
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.19%	(e)	1.23%	1.23%	1.22%	1.22%	1.29%
Expenses before waivers and/or expense reimbursement	1.21%	(e)	1.25%	1.25%	1.24%	1.24%	1.31%
Net investment income (loss)	1.05%	(e)	1.23%	1.16%	1.27%	1.50%	1.55%
Portfolio turnover rate(d)	90%	(f)	230%	216%	215%	234%	204%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(d)	The Series accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Balanced Fund	107

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.08		$14.75	$16.45	$14.71	$13.38	$11.33
Income (loss) from investment operations:
Net investment income (loss)	.03		.08	.07	.09	.11	.11
Net realized and unrealized gain (loss) on investment transactions	.63		1.25	(.09)	1.75	1.35	2.05
Total from investment operations	.66		1.33	(.02)	1.84	1.46	2.16
Less Dividends and Distributions:
Dividends from net investment income	(.03)		(.08)	(.14)	(.10)	(.13)	(.11)
Distributions from net realized gains	(.48)		(.92)	(1.54)	-	-	-
Total dividends and distributions	(.51)		(1.00)	(1.68)	(.10)	(.13)	(.11)
Net asset value, end of period	$15.23		$15.08	$14.75	$16.45	$14.71	$13.38
Total Return(b):	4.47%		9.41%	(.49)%	12.60%	11.01%	19.18%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,638		$12,101	$12,376	$14,899	$13,222	$10,142
Average net assets (000)	$11,932		$12,405	$14,068	$14,806	$11,466	$10,739
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.89%	(e)	1.93%	1.93%	1.92%	1.92%	2.00%
Expenses before waivers and/or expense reimbursement	1.91%	(e)	1.95%	1.95%	1.94%	1.94%	2.02%
Net investment income (loss)	.35%	(e)	.54%	.46%	.57%	.80%	.85%
Portfolio turnover rate(d)	90%	(f)	230%	216%	215%	234%	204%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(d)	The Series accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

108

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.08		$14.74	$16.45	$14.71	$13.37	$11.32
Income (loss) from investment operations:
Net investment income (loss)	.03		.08	.07	.09	.11	.11
Net realized and unrealized gain (loss) on investment transactions	.63		1.26	(.10)	1.75	1.36	2.05
Total from investment operations	.66		1.34	(.03)	1.84	1.47	2.16
Less Dividends and Distributions:
Dividends from net investment income	(.03)		(.08)	(.14)	(.10)	(.13)	(.11)
Distributions from net realized gains	(.48)		(.92)	(1.54)	-	-	-
Total dividends and distributions	(.51)		(1.00)	(1.68)	(.10)	(.13)	(.11)
Net asset value, end of period	$15.23		$15.08	$14.74	$16.45	$14.71	$13.37
Total Return(b):	4.47%		9.49%	(.56)%	12.60%	11.10%	19.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$67,291		$57,448	$30,093	$20,838	$15,926	$10,653
Average net assets (000)	$62,349		$43,525	$26,353	$17,899	$12,912	$10,547
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.89%	(e)	1.93%	1.93%	1.92%	1.92%	1.99%
Expenses before waivers and/or expense reimbursement	1.91%	(e)	1.95%	1.95%	1.94%	1.94%	2.01%
Net investment income (loss)	.35%	(e)	.53%	.47%	.58%	.79%	.85%
Portfolio turnover rate(d)	90%	(f)	230%	216%	215%	234%	204%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(d)	The Series accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Balanced Fund	109

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.00		$14.68	$16.43	$14.69	$13.36	$11.31
Income (loss) from investment operations:
Net investment income (loss)	.06		.15	.15	.17	.18	.12
Net realized and unrealized gain (loss) on investment transactions	.64		1.25	(.09)	1.75	1.35	2.10
Total from investment operations	.70		1.40	.06	1.92	1.53	2.22
Less Dividends and Distributions:
Dividends from net investment income	(.07)		(.16)	(.27)	(.18)	(.20)	(.17)
Distributions from net realized gains	(.48)		(.92)	(1.54)	-	-	-
Total dividends and distributions	(.55)		(1.08)	(1.81)	(.18)	(.20)	(.17)
Net asset value, end of period	$15.15		$15.00	$14.68	$16.43	$14.69	$13.36
Total Return(b):	4.76%		9.93%	.02%	13.16%	11.58%	19.82%

Ratios/Supplemental Data:
Net assets, end of period (000)	$981		$723	$553	$482	$305	$222
Average net assets (000)	$802		$739	$528	$395	$273	$27
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.39%	(e)	1.43%	1.43%	1.42%	1.42%	1.51%
Expenses before waivers and/or expense reimbursement	1.66%	(e)	1.70%	1.70%	1.69%	1.69%	1.78%
Net investment income (loss)	.85%	(e)	1.04%	.96%	1.08%	1.30%	1.37%
Portfolio turnover rate(d)	90%	(f)	230%	216%	215%	234%	204%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(d)	The Series accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

110

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.09		$14.75	$16.57	$14.80	$13.46	$11.39
Income (loss) from investment operations:
Net investment income (loss)	.10		.22	.23	.25	.25	.24
Net realized and unrealized gain (loss) on investment transactions	.64		1.27	(.10)	1.77	1.35	2.06
Total from investment operations	.74		1.49	.13	2.02	1.60	2.30
Less Dividends and Distributions:
Dividends from net investment income	(.11)		(.23)	(.41)	(.25)	(.26)	(.23)
Distributions from net realized gains	(.48)		(.92)	(1.54)	-	-	-
Total dividends and distributions	(.59)		(1.15)	(1.95)	(.25)	(.26)	(.23)
Net asset value, end of period	$15.24		$15.09	$14.75	$16.57	$14.80	$13.46
Total Return(b):	5.00%		10.57%	.41%	13.80%	12.10%	20.46%

Ratios/Supplemental Data:
Net assets, end of period (000)	$124,601		$92,562	$63,516	$98,321	$85,068	$41,826
Average net assets (000)	$104,604		$79,518	$59,423	$89,928	$70,535	$38,043
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.89%	(e)	.93%	.93%	.92%	.92%	.99%
Expenses before waivers and/or expense reimbursement	.91%	(e)	.95%	.95%	.94%	.94%	1.01%
Net investment income (loss)	1.35%	(e)	1.53%	1.45%	1.57%	1.76%	1.85%
Portfolio turnover rate(d)	90%	(f)	230%	216%	215%	234%	204%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(d)	The Series accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Balanced Fund	111

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655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISERS	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10281

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Balanced Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL BALANCED FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	PIBAX	PBFBX	PABCX	PALRX	PABFX
CUSIP	74437E883	74437E875	74437E867	74437E636	74437E859

MF185E2

PRUDENTIAL JENNISON EQUITY

OPPORTUNITY FUND

SEMIANNUAL REPORT

MARCH 31, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2017 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2017 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Equity Opportunity Fund informative and useful. The report covers performance for the six-month period ended March 31, 2017. We are proud to announce that Prudential Investments became PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name was changed: the name of your Fund and the management and operation did not change.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, the 9th-largest global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Equity Opportunity Fund

May 15, 2017

Prudential Jennison Equity Opportunity Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 3/31/17 (without Sales Charges)	Average Annual Total Returns as of 3/31/17 (with Sales Charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	13.91	15.50	10.67	6.35	—
Class B	13.50	16.34	11.02	6.21	—
Class C	13.50	20.42	11.15	6.21	—
Class Q	14.12	22.74	N/A	N/A	7.64 (11/25/14)
Class R	13.84	21.99	11.71	6.73	—
Class Z	14.08	22.64	12.28	7.28	—
S&P 500 Index	10.11	17.15	13.29	7.50	—
Lipper Customized Blend Funds Average**	9.95	16.61	11.57	6.03	—
Lipper Multi-Cap Core Funds Average**	9.50	15.84	11.56	6.30	—

*Not annualized

**The Lipper Customized Blend Funds Average is a blend of the Lipper Multi-Cap Core Funds and Lipper Multi-Cap Value Funds Averages. The Lipper Customized Blend Funds Average was utilized because the Fund’s Manager believes that a blend of the Lipper Multi-Cap Core and Lipper Multi-Cap Value Averages provides a more appropriate basis for Fund performance comparisons, although Lipper classifies the Fund in its Multi-Cap Core Funds category.

Source: PGIM Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 years of calendar returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr.1) 4% (Yr.2) 3% (Yr.3) 2% (Yr.4) 1% (Yr.5) 1% (Yr.6) 0% (Yr.7)	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	None	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The average annual total return for the Index measured from the month-end closest to the inception date through 3/31/17 is 8.15% for Class Q shares.

Lipper Customized Blend Funds Average—The Lipper Customized Blend Funds Average (Lipper Average) is a 50/50 blend of the Lipper Multi-Cap Value Fund and Lipper Multi-Cap Core Funds Averages. The average annual total return for the Average measured from the month-end closest to the inception date through 3/31/17 is 5.79% for Class Q shares.

Lipper Multi-Cap Core Funds Average—The Lipper Multi-Cap Core Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Multi-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Core Funds in the Lipper Average typically have between 25% and 75% of their assets invested in companies with market capitalizations of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-Cap Core Funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio,

Prudential Jennison Equity Opportunity Fund	5

Your Fund’s Performance (continued)

and three-year sales-per-share growth value compared with the S&P SuperComposite 1500 Index. The average annual total return for the Average measured from the month-end closest to the inception date through 3/31/17 is 5.79% for Class Q shares.

Lipper Multi-Cap Value Funds Average—The Lipper Multi-Cap Value Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Multi-Cap Value Funds category for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Value Funds in the Lipper Average typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. The average annual total return for the Average measured from the month-end closest to the inception date through 3/31/17 is 5.78% for Class Q shares.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and the Lipper Averages are measured from the closest month-end to the inception date of Class Q shares, and not from the class’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 3/31/17 (%)
Apple, Inc., Technology Hardware, Storage & Peripherals	2.3
Viacom, Inc., Media	2.2
Microsoft Corp., Software	2.2
JPMorgan Chase & Co., Banks	2.1
MetLife, Inc., Insurance	2.1

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 3/31/17 (%)
Hotels, Restaurants & Leisure	8.7
Software	8.5
Media	8.1
Banks	5.5
Biotechnology	4.9

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended March 31, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses

Prudential Jennison Equity Opportunity Fund	7

Fees and Expenses (continued)

paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Equity Opportunity Fund		Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,139.10	1.09%	$5.81
	Hypothetical	$1,000.00	$1,019.50	1.09%	$5.49
Class B	Actual	$1,000.00	$1,135.00	1.79%	$9.53
	Hypothetical	$1,000.00	$1,016.01	1.79%	$9.00
Class C	Actual	$1,000.00	$1,135.00	1.79%	$9.53
	Hypothetical	$1,000.00	$1,016.01	1.79%	$9.00
Class Q	Actual	$1,000.00	$1,141.20	0.67%	$3.58
	Hypothetical	$1,000.00	$1,021.59	0.67%	$3.38
Class R	Actual	$1,000.00	$1,138.40	1.29%	$6.88
	Hypothetical	$1,000.00	$1,018.50	1.29%	$6.49
Class Z	Actual	$1,000.00	$1,140.80	0.79%	$4.22
	Hypothetical	$1,000.00	$1,020.99	0.79%	$3.98

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2017, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments (unaudited)

as of March 31, 2017

Description	Shares	Value
LONG-TERM INVESTMENTS 96.2%

COMMON STOCKS

Aerospace & Defense 2.2%
Orbital ATK, Inc.	42,597	$4,174,506
United Technologies Corp.	44,958	5,044,737

		9,219,243

Banks 5.5%
Bank of America Corp.	284,255	6,705,576
JPMorgan Chase & Co.	102,804	9,030,303
PNC Financial Services Group, Inc. (The)	64,117	7,709,428

		23,445,307

Biotechnology 4.9%
Alexion Pharmaceuticals, Inc.*	46,438	5,630,143
Biogen, Inc.*	19,078	5,216,307
BioMarin Pharmaceutical, Inc.*	55,713	4,890,487
Shire PLC, ADR	28,911	5,037,164

		20,774,101

Capital Markets 3.2%
Goldman Sachs Group, Inc. (The)	36,742	8,440,372
Morgan Stanley	117,425	5,030,487

		13,470,859

Chemicals 1.2%
Monsanto Co.	44,725	5,062,870

Commercial Services & Supplies 0.7%
Mobile Mini, Inc.	103,735	3,163,918

Communications Equipment 1.7%
Infinera Corp.*(a)	249,721	2,554,646
Juniper Networks, Inc.	165,613	4,609,010

		7,163,656

Consumer Finance 1.0%
Synchrony Financial	117,053	4,014,918

Diversified Consumer Services 0.5%
Laureate Education, Inc. (Class A Stock)*	162,598	2,320,274

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	9

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Diversified Telecommunication Services 0.3%
Frontier Communications Corp.(a)	589,259	$1,261,014

Electric Utilities 1.0%
PG&E Corp.	64,068	4,251,553

Electrical Equipment 0.8%
Eaton Corp. PLC	42,735	3,168,800

Electronic Equipment, Instruments & Components 3.2%
Benchmark Electronics, Inc.*	137,216	4,363,469
FLIR Systems, Inc.	150,268	5,451,723
National Instruments Corp.	119,151	3,879,556

		13,694,748

Energy Equipment & Services 4.1%
Halliburton Co.	151,809	7,470,521
Patterson-UTI Energy, Inc.	252,685	6,132,665
Propetro Holding Corp.*	284,616	3,668,700

		17,271,886

Equity Real Estate Investment Trusts (REITs) 1.3%
CoreCivic, Inc.	180,831	5,681,710

Food Products 2.1%
Conagra Brands, Inc.	104,658	4,221,904
Mondelez International, Inc. (Class A Stock)	106,153	4,573,071

		8,794,975

Health Care Providers & Services 1.8%
Cigna Corp.	50,484	7,395,401

Health Care Technology 1.0%
Veeva Systems, Inc. (Class A Stock)*	83,273	4,270,239

Hotels, Restaurants & Leisure 8.7%
Carnival Corp.	116,534	6,865,018
Hyatt Hotels Corp. (Class A Stock)*(a)	144,272	7,787,803
MGM Resorts International	297,095	8,140,403
Playa Hotels & Resorts NV*	418,880	4,398,240
SeaWorld Entertainment, Inc.	256,521	4,686,639
Wendy’s Co. (The)(a)	369,440	5,028,078

		36,906,181

See Notes to Financial Statements.

10

Description	Shares	Value
COMMON STOCKS (Continued)

Household Durables 2.9%
CalAtlantic Group, Inc.(a)	188,185	$7,047,528
Toll Brothers, Inc.*	140,714	5,081,183

		12,128,711

Industrial Conglomerates 1.3%
General Electric Co.	182,278	5,431,884

Insurance 2.1%
MetLife, Inc.	163,992	8,662,057

Internet Software & Services 1.9%
Alphabet, Inc. (Class C Stock)*	9,781	8,113,926

IT Services 1.0%
CSRA, Inc.	144,574	4,234,573

Machinery 0.9%
Dover Corp.	47,909	3,849,488

Media 8.1%
Comcast Corp. (Class A Stock)	190,522	7,161,722
Liberty Global PLC (United Kingdom) (Class C Stock)*(a)	84,656	2,966,346
Live Nation Entertainment, Inc.*	268,931	8,167,434
Twenty-First Century Fox, Inc. (Class A Stock)	205,469	6,655,141
Viacom, Inc. (Class B Stock)	200,069	9,327,217

		34,277,860

Metals & Mining 0.3%
Constellium NV (Netherlands) (Class A Stock)*	213,395	1,387,068

Multiline Retail 0.9%
Target Corp.	68,885	3,801,763

Oil, Gas & Consumable Fuels 4.8%
Anadarko Petroleum Corp.	80,507	4,991,434
Continental Resources, Inc.*(a)	63,911	2,902,838
Noble Energy, Inc.	183,740	6,309,631
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	116,638	6,150,322

		20,354,225

Paper & Forest Products 0.9%
Louisiana-Pacific Corp.*	147,022	3,649,086

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	11

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Pharmaceuticals 4.9%
Allergan PLC	25,691	$6,138,094
Bristol-Myers Squibb Co.	110,225	5,994,035
Merck & Co., Inc.	59,887	3,805,220
Pfizer, Inc.	136,413	4,666,689

		20,604,038

Road & Rail 2.6%
Ryder System, Inc.	40,467	3,052,831
Union Pacific Corp.	75,973	8,047,060

		11,099,891

Semiconductors & Semiconductor Equipment 2.1%
Cavium, Inc.*	56,997	4,084,405
Versum Materials, Inc.*	154,221	4,719,163

		8,803,568

Software 8.5%
Fortinet, Inc.*	138,703	5,319,260
Guidewire Software, Inc.*	70,690	3,981,968
Microsoft Corp.	140,175	9,231,925
Oracle Corp.	100,105	4,465,684
PTC, Inc.*	92,847	4,879,110
TiVo Corp.	129,738	2,432,588
Verint Systems, Inc.*	133,283	5,781,150

		36,091,685

Technology Hardware, Storage & Peripherals 3.7%
Apple, Inc.	68,930	9,902,484
Diebold Nixdorf, Inc.(a)	184,629	5,668,110

		15,570,594

Textiles, Apparel & Luxury Goods 2.0%
Coach, Inc.	204,265	8,442,272

Tobacco 0.4%
Turning Point Brands, Inc.*	113,479	1,770,272

Trading Companies & Distributors 1.7%
Univar, Inc.*	234,187	7,180,173

TOTAL LONG-TERM INVESTMENTS (cost $306,342,440)		406,784,787

See Notes to Financial Statements.

12

Description	Shares	Value
SHORT-TERM INVESTMENTS 8.5%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(b)	14,625,429	$14,625,429
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $21,191,066; includes $21,178,051 of cash collateral for securities on loan)(b)(c)	21,188,267	21,192,505

TOTAL SHORT-TERM INVESTMENTS (cost $35,816,495)(Note 3)		35,817,934

TOTAL INVESTMENTS 104.7% (cost $342,158,935)		$442,602,721
Liabilities in excess of other assets (4.7)%		(19,911,400)

NET ASSETS 100.0%		$422,691,321

The following abbreviations are used in the semiannual report:

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

REIT—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $20,704,994; cash collateral of $21,178,051 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	PGIM Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(c)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	13

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$9,219,243	$—	$—
Banks	23,445,307	—	—
Biotechnology	20,774,101	—	—
Capital Markets	13,470,859	—	—
Chemicals	5,062,870	—	—
Commercial Services & Supplies	3,163,918	—	—
Communications Equipment	7,163,656	—	—
Consumer Finance	4,014,918	—	—
Diversified Consumer Services	2,320,274	—	—
Diversified Telecommunication Services	1,261,014	—	—
Electric Utilities	4,251,553	—	—
Electrical Equipment	3,168,800	—	—
Electronic Equipment, Instruments & Components	13,694,748	—	—
Energy Equipment & Services	17,271,886	—	—
Equity Real Estate Investment Trusts (REITs)	5,681,710	—	—
Food Products	8,794,975	—	—
Health Care Providers & Services	7,395,401	—	—
Health Care Technology	4,270,239	—	—
Hotels, Restaurants & Leisure	36,906,181	—	—
Household Durables	12,128,711	—	—
Industrial Conglomerates	5,431,884	—	—
Insurance	8,662,057	—	—
Internet Software & Services	8,113,926	—	—
IT Services	4,234,573	—	—
Machinery	3,849,488	—	—
Media	34,277,860	—	—
Metals & Mining	1,387,068	—	—
Multiline Retail	3,801,763	—	—
Oil, Gas & Consumable Fuels	20,354,225	—	—
Paper & Forest Products	3,649,086	—	—
Pharmaceuticals	20,604,038	—	—
Road & Rail	11,099,891	—	—
Semiconductors & Semiconductor Equipment	8,803,568	—	—
Software	36,091,685	—	—
Technology Hardware, Storage & Peripherals	15,570,594	—	—
Textiles, Apparel & Luxury Goods	8,442,272	—	—
Tobacco	1,770,272	—	—
Trading Companies & Distributors	7,180,173	—	—
Affiliated Mutual Funds	35,817,934	—	—

Total	$442,602,721	$—	$—

See Notes to Financial Statements.

14

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2017 were as follows (unaudited):

Hotels, Restaurants & Leisure	8.7%
Software	8.5
Affiliated Mutual Funds (including 5.0% of collateral for securities on loan)	8.5
Media	8.1
Banks	5.5
Biotechnology	4.9
Pharmaceuticals	4.9
Oil, Gas & Consumable Fuels	4.8
Energy Equipment & Services	4.1
Technology Hardware, Storage & Peripherals	3.7
Electronic Equipment, Instruments & Components	3.2
Capital Markets	3.2
Household Durables	2.9
Road & Rail	2.6
Aerospace & Defense	2.2
Semiconductors & Semiconductor Equipment	2.1
Food Products	2.1
Insurance	2.1
Textiles, Apparel & Luxury Goods	2.0
Internet Software & Services	1.9
Health Care Providers & Services	1.8
Trading Companies & Distributors	1.7
Communications Equipment	1.7
Equity Real Estate Investment Trusts (REITs)	1.3
Industrial Conglomerates	1.3
Chemicals	1.2
Health Care Technology	1.0
Electric Utilities	1.0
IT Services	1.0
Consumer Finance	1.0
Machinery	0.9
Multiline Retail	0.9
Paper & Forest Products	0.9
Electrical Equipment	0.8
Commercial Services & Supplies	0.7
Diversified Consumer Services	0.5
Tobacco	0.4
Metals & Mining	0.3
Diversified Telecommunication Services	0.3

104.7
Liabilities in excess of other assets	(4.7)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Series entered into financial transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements other financial transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instruments/transactions assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$20,704,994	$(20,704,994)	$—

(1)	Amount represents market value.
(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	15

Statement of Assets & Liabilities (unaudited)

as of March 31, 2017

Assets
Investments at value, including securities on loan of $20,704,994:
Unaffiliated investments (cost $306,342,440)	$406,784,787
Affiliated investments (cost $35,816,495)	35,817,934
Receivable for investments sold	1,247,584
Receivable for Series shares sold	695,811
Dividends receivable	424,143
Tax reclaim receivable	239,232
Prepaid expenses	1,812

Total Assets	445,211,303

Liabilities
Payable to broker for collateral for securities on loan	21,178,051
Payable for Series shares reacquired	850,779
Accrued expenses	145,533
Management fee payable	214,037
Distribution fee payable	102,272
Affiliated transfer agent fee payable	29,310

Total Liabilities	22,519,982

Net Assets	$422,691,321

Net assets were comprised of:
Common stock, at par	$21,152
Paid-in capital in excess of par	300,499,719

300,520,871
Undistributed net investment income	1,002,481
Accumulated net realized gain on investment and foreign currency transactions	20,736,874
Net unrealized appreciation on investments and foreign currencies	100,431,095

Net assets, March 31, 2017	$422,691,321

See Notes to Financial Statements.

16

Class A
Net asset value and redemption price per share ($232,879,837 ÷ 11,527,796 shares of common stock issued and outstanding)	$20.20
Maximum sales charge (5.50% of offering price)	1.18

Maximum offering price to public	$21.38

Class B
Net asset value, offering price and redemption price per share ($7,220,126 ÷ 425,439 shares of common stock issued and outstanding)	$16.97

Class C
Net asset value, offering price and redemption price per share ($38,619,445 ÷ 2,275,963 shares of common stock issued and outstanding)	$16.97

Class Q
Net asset value, offering price and redemption price per share ($17,036,308 ÷ 813,169 shares of common stock issued and outstanding)	$20.95

Class R
Net asset value, offering price and redemption price per share ($6,182,369 ÷ 342,764 shares of common stock issued and outstanding)	$18.04

Class Z
Net asset value, offering price and redemption price per share ($120,753,236 ÷ 5,767,302 shares of common stock issued and outstanding)	$20.94

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	17

Statement of Operation (unaudited)

Six Months Ended March 31, 2017

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $16,549)	$3,177,654
Income from securities lending, net (including affiliated income of $8,960)	33,913
Affiliated dividend income	26,733

Total income	3,238,300

Expenses
Management fee	1,221,883
Distribution fee—Class A	350,457
Distribution fee—Class B	37,280
Distribution fee—Class C	192,087
Distribution fee—Class R	23,180
Transfer agent’s fees and expenses (including affiliated expense of $67,300)	240,000
Registration fees	49,000
Custodian and accounting fees	42,000
Shareholders’ reports	24,000
Audit fee	12,000
Legal fees and expenses	10,000
Directors’ fees	8,000
Loan interest expense	19
Miscellaneous	11,912

Total expenses	2,221,818
Less: Distribution fee waiver—Class R	(7,727)

Net expenses	2,214,091

Net investment income (loss)	1,024,209

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $862)	22,464,957
Foreign currency transactions	(3,287)

22,461,670

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1,439)	29,758,507
Foreign currencies	(9,701)

29,748,806

Net gain (loss) on investment and foreign currency transactions	52,210,476

Net Increase (Decrease) In Net Assets Resulting From Operations	$53,234,685

See Notes to Financial Statements.

18

Statement of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2017	Year Ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,024,209	$3,424,070
Net realized gain (loss) on investment and foreign currency transactions	22,461,670	27,616,170
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	29,748,806	16,849,331

Net increase (decrease) in net assets resulting from operations	53,234,685	47,889,571

Dividends and Distributions
Dividends from net investment income
Class A	(1,787,242)	(1,680,661)
Class B	(24,068)	(10,680)
Class C	(125,231)	(51,323)
Class Q	(178,312)	(185,424)
Class R	(42,479)	(36,396)
Class Z	(1,049,595)	(1,456,860)

	(3,206,927)	(3,421,344)

Distributions from net realized gains and capital gain distributions received
Class A	(15,484,654)	(17,212,514)
Class B	(570,058)	(715,935)
Class C	(2,966,179)	(3,440,456)
Class Q	(1,047,773)	(1,111,625)
Class R	(442,240)	(478,768)
Class Z	(6,756,621)	(10,236,582)

	(27,267,525)	(33,195,880)

Series share transactions (Net of share conversions)
Net proceeds from shares sold	27,984,939	39,380,782
Net asset value of shares issued in reinvestment of dividends and distributions	29,444,764	32,791,490
Cost of shares reacquired	(54,256,445)	(154,404,240)

Net increase (decrease) in net assets from Series share transactions	3,173,258	(82,231,968)

Total increase (decrease)	25,933,491	(70,959,621)

Net Assets:
Beginning of period	396,757,830	467,717,451

End of period(a)	$422,691,321	$396,757,830

(a) Includes undistributed net investment income of:	$1,002,481	$3,185,199

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	19

Notes to Financial Statements (unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company. The Company consists of six series: Prudential Jennison Equity Opportunity Fund (the “Series”), Prudential Jennison Growth Fund, and Prudential Balanced Fund which are diversified funds and Prudential Growth Allocation Fund, Prudential Moderate Allocation Fund and Prudential Conservative Allocation Fund which are non-diversified funds. These financial statements relate to Prudential Jennison Equity Opportunity Fund. The financial statements of the other series are not presented herein.

The Series’ investment objective is to achieve long-term growth of capital.

Note 1. Accounting Policies

The Series follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last

20

sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Series may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted

Prudential Jennison Equity Opportunity Fund	21

Notes to Financial Statements (unaudited) (continued)

securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Series has valued the investment. Therefore, the Series may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Series’ Subadviser under the guidelines adopted by the Directors of the Series. However, the liquidity of the Series’ investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolio does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the

22

amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currency transactions.

Master Netting Arrangements: The Series is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Real Estate Investment Trust (REITs): The Fund invests in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Series may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities in the open market using the collateral. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the forms of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Series also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the

Prudential Jennison Equity Opportunity Fund	23

Notes to Financial Statements (unaudited) (continued)

value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Series has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and

24

supervises the subadvisers’ performance of such services. PGIM has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of .60% of the average daily net assets of the Series up to $300 million and .575% of the average daily net assets of the Series over $300 million. The effective management fee rate was .59% of the average daily net assets of the Series for the six months ended March 31, 2017.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q, Class R and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Series.

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS has contractually agreed through January 31, 2018 to limit such fees to .50% of the average daily net assets of Class R shares.

PIMS has advised the Series that it has received $89,857 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended March 31, 2017, it received $3,110 and $1,848 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent.

Prudential Jennison Equity Opportunity Fund	25

Notes to Financial Statements (unaudited) (continued)

Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Series may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investments Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the period ended March 31, 2017, PGIM, Inc., an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, was compensated $5,334 by PGIM Investments for managing the Series’ securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Note 4. Portfolio Securities

The aggregate cost of purchases and the proceeds from sales of portfolio securities, (excluding short-term investments and U.S. Treasury securities), for the six months ended March 31, 2017, were $85,131,083 and $123,966,679, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and net unrealized appreciation as of March 31, 2017 were as follows:

Tax Basis	$343,760,861

Appreciation	104,764,984
Depreciation	(5,923,124)

Net Unrealized Appreciation	$98,841,860

The book basis may differ from tax basis due to certain tax-related adjustments.

26

Management has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, Class B, Class C, Class Q, Class R and Class Z shares. Class A shares are subject to a front-end sales charge of 5.50%. Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% during the first 12 months. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

There are 1 billion shares of $.001 par value common stock of the Series, designated Class A, Class B, Class C, Class Q, Class R, Class Z and Class T, each of which consists of 100 million, 5 million, 150 million, 260 million, 260 million, 260 and 75 million authorized shares, respectively. The Fund currently does not have any Class T shares outstanding.

As of March 31, 2017, two shareholders of record held 35% of the Series’ outstanding shares.

Prudential Jennison Equity Opportunity Fund	27

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2017:
Shares sold	524,555	$10,439,606
Shares issued in reinvestment of dividends and distributions	865,729	16,795,140
Shares reacquired	(1,338,686)	(26,537,526)

Net increase (decrease) in shares outstanding before conversion	51,598	697,220
Shares issued upon conversion from other share class(es)	51,834	1,057,083
Shares reacquired upon conversion into other share class(es)	(446,304)	(8,958,038)

Net increase (decrease) in shares outstanding	(342,872)	$(7,203,735)

Year ended September 30, 2016:
Shares sold	609,270	$11,129,216
Shares issued in reinvestment of dividends and distributions	1,026,262	17,959,570
Shares reacquired	(2,905,661)	(52,216,017)

Net increase (decrease) in shares outstanding before conversion	(1,270,129)	(23,127,231)
Shares issued upon conversion from other share class(es)	91,060	1,672,182
Shares reacquired upon conversion into other share class(es)	(239,303)	(4,108,793)

Net increase (decrease) in shares outstanding	(1,418,372)	$(25,563,842)

Class B
Six months ended March 31, 2017:
Shares sold	20,934	$352,127
Shares issued in reinvestment of dividends and distributions	35,274	576,029
Shares reacquired	(46,241)	(769,947)

Net increase (decrease) in shares outstanding before conversion	9,967	158,209
Shares reacquired upon conversion into other share class(es)	(41,961)	(724,310)

Net increase (decrease) in shares outstanding	(31,994)	$(566,101)

Year ended September 30, 2016:
Shares sold	27,154	$424,238
Shares issued in reinvestment of dividends and distributions	47,237	706,198
Shares reacquired	(105,188)	(1,593,983)

Net increase (decrease) in shares outstanding before conversion	(30,797)	(463,547)
Shares reacquired upon conversion into other share class(es)	(77,763)	(1,212,274)

Net increase (decrease) in shares outstanding	(108,560)	$(1,675,821)

28

Class C	Shares	Amount
Six months ended March 31, 2017:
Shares sold	152,277	$2,569,278
Shares issued in reinvestment of dividends and distributions	178,318	2,911,925
Shares reacquired	(290,531)	(4,855,735)

Net increase (decrease) in shares outstanding before conversion	40,064	625,468
Shares reacquired upon conversion into other share class(es)	(56,846)	(955,533)

Net increase (decrease) in shares outstanding	(16,782)	$(330,065)

Year ended September 30, 2016:
Shares sold	153,837	$2,387,491
Shares issued in reinvestment of dividends and distributions	216,723	3,240,010
Shares reacquired	(697,590)	(10,839,472)

Net increase (decrease) in shares outstanding before conversion	(327,030)	(5,211,971)
Shares reacquired upon conversion into other share class(es)	(63,434)	(952,667)

Net increase (decrease) in shares outstanding	(390,464)	$(6,164,638)

Class Q
Six months ended March 31, 2017:
Shares sold	18,410	$381,716
Shares issued in reinvestment of dividends and distributions	60,999	1,226,085
Shares reacquired	(113,114)	(2,325,051)

Net increase (decrease) in shares outstanding	(33,705)	$(717,250)

Year ended September 30, 2016:
Shares sold	49,588	$890,000
Shares issued in reinvestment of dividends and distributions	71,779	1,297,049
Shares reacquired*	(144,856)	(2,799,886)

Net increase (decrease) in shares outstanding	(23,489)	$(612,837)

Class R
Six months ended March 31, 2017:
Shares sold	49,167	$866,466
Shares issued in reinvestment of dividends and distributions	19,144	331,771
Shares reacquired	(67,095)	(1,180,797)

Net increase (decrease) in shares outstanding before conversion	1,216	17,440
Shares reacquired upon conversion into other share class(es)	(223)	(3,951)

Net increase (decrease) in shares outstanding	993	$13,489

Year ended September 30, 2016:
Shares sold	108,052	$1,791,587
Shares issued in reinvestment of dividends and distributions	21,062	332,366
Shares reacquired	(170,977)	(2,900,861)

Net increase (decrease) in shares outstanding	(41,863)	$(776,908)

Prudential Jennison Equity Opportunity Fund	29

Notes to Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended March 31, 2017:
Shares sold	649,809	$13,375,746
Shares issued in reinvestment of dividends and distributions	378,488	7,603,814
Shares reacquired	(907,537)	(18,587,389)

Net increase (decrease) in shares outstanding before conversion	120,760	2,392,171
Shares issued upon conversion from other share class(es)	461,338	9,584,749

Net increase (decrease) in shares outstanding	582,098	$11,976,920

Year ended September 30, 2016:
Shares sold	1,202,027	$22,758,250
Shares issued in reinvestment of dividends and distributions	512,247	9,256,297
Shares reacquired	(4,540,046)	(84,054,021)

Net increase (decrease) in shares outstanding before conversion	(2,825,772)	(52,039,474)
Shares issued upon conversion from other shares class(es)	283,936	5,061,460
Shares reacquired upon conversion into other share class(es)	(23,859)	(459,908)

Net increase (decrease) in shares outstanding	(2,565,695)	$(47,437,922)

*	Includes affiliated redemption of 485 shares with a value of $9,885 for Class Q shares.

Note 7. Borrowings

The Company, on behalf of the Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. Prior to October 6, 2016, the Funds had a prior SCA that provided a commitment of $900 million in which the Funds paid an annualized commitment fee of .11% of the unused portion of the prior SCA. For the SCA and the prior SCA, The Series’ portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under each SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

The Series utilized the SCA during the six months ended March 31, 2017. The average daily balance for the 1 day that the Series had loans outstanding during the period was approximately $337,000, borrowed at a weighted average interest rate of 2.03%. The maximum loan outstanding amount during the period was $337,000. At March 31, 2017 the Series did not have an outstanding loan amount.

30

Note 8. Recent Accounting Pronouncements and Reporting Updates

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. Also under the new rules, the SEC will permit open-end funds, with the exception of money market funds, to offer swing pricing, subject to board approval and review. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

Note 9. Other

At the Series’ Board meeting in March, 2017, the Board of Directors approved a change in the methodology of allocating certain expenses, like Transfer Agency (including sub-transfer agency and networking) and Blue Sky fees. The impact to the net assets of the Series and individual share classes is not ascertainable at the present time. Management expects to implement the changes by December 31, 2017.

Prudential Jennison Equity Opportunity Fund	31

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$19.11		$18.46	$21.48	$19.56	$15.40	$12.15
Income (loss) from investment operations:
Net investment income (loss)	.05		.14	.12	.05	.06	.06
Net realized and unrealized gain (loss) on investment transactions	2.55		1.97	(1.20)	2.63	4.18	3.19
Total from investment operations	2.60		2.11	(1.08)	2.68	4.24	3.25
Less Dividends and Distributions:
Dividends from net investment income	(.16)		(.13)	(.04)	(.04)	(.08)	-
Distributions from net realized gains	(1.35)		(1.33)	(1.90)	(.72)	-	-
Total dividends and distributions	(1.51)		(1.46)	(1.94)	(.76)	(.08)	-
Net asset value, end of period	$20.20		$19.11	$18.46	$21.48	$19.56	$15.40
Total Return(b):	13.91%		12.14%	(5.38)%	14.00%	27.64%	26.75%

Ratios/Supplemental Data:
Net assets, end of period (000)	$232,880		$226,889	$245,320	$303,859	$260,720	$213,926
Average net assets (000)	$234,299		$235,287	$290,318	$291,978	$231,545	$210,097
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.09%	(d)	1.07%	1.10%	1.07%	1.10%	1.13%
Expenses before waivers and/or expense reimbursement	1.09%	(d)	1.07%	1.10%	1.07%	1.10%	1.13%
Net investment income (loss)	.48%	(d)	.78%	.59%	.26%	.36%	.44%
Portfolio turnover rate	21%	(e)	59%	69%	47%	55%	40%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Series invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

32

Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$16.24		$15.90	$18.86	$17.33	$13.70	$10.88
Income (loss) from investment operations:
Net investment income (loss)	(.02)		.01	(.02)	(.08)	(.05)	(.03)
Net realized and unrealized gain (loss) on investment transactions	2.16		1.68	(1.04)	2.33	3.70	2.85
Total from investment operations	2.14		1.69	(1.06)	2.25	3.65	2.82
Less Dividends and Distributions:
Dividends from net investment income	(.06)		(.02)	-	-	(.02)	-
Distributions from net realized gains	(1.35)		(1.33)	(1.90)	(.72)	-	-
Total dividends and distributions	(1.41)		(1.35)	(1.90)	(.72)	(.02)	-
Net asset value, end of period	$16.97		$16.24	$15.90	$18.86	$17.33	$13.70
Total Return(b):	13.50%		11.34%	(6.04)%	13.30%	26.66%	25.92%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,220		$7,429	$8,997	$13,049	$10,406	$8,856
Average net assets (000)	$7,477		$8,184	$11,632	$13,038	$9,405	$9,961
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.79%	(d)	1.77%	1.80%	1.77%	1.80%	1.83%
Expenses before waivers and/or expense reimbursement	1.79%	(d)	1.77%	1.80%	1.77%	1.80%	1.83%
Net investment income (loss)	(.22%)	(d)	.08%	(.10)%	(.43)%	(.33)%	(.26)%
Portfolio turnover rate	21%	(e)	59%	69%	47%	55%	40%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Series invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	33

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$16.24		$15.89	$18.86	$17.33	$13.70	$10.88
Income (loss) from investment operations:
Net investment income (loss)	(.02)		.01	(.02)	(.08)	(.05)	(.03)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.16		1.69	(1.05)	2.33	3.70	2.85
Total from investment operations	2.14		1.70	(1.07)	2.25	3.65	2.82
Less Dividends and Distributions:
Dividends from net investment income	(.06)		(.02)	-	-	(.02)	-
Distributions from net realized gains	(1.35)		(1.33)	(1.90)	(.72)	-	-
Total dividends and distributions	(1.41)		(1.35)	(1.90)	(.72)	(.02)	-
Net asset value, end of period	$16.97		$16.24	$15.89	$18.86	$17.33	$13.70
Total Return(b):	13.50%		11.41%	(6.10)%	13.30%	26.66%	25.92%

Ratios/Supplemental Data:
Net assets, end of period (000)	$38,619		$37,229	$42,644	$48,927	$33,179	$26,667
Average net assets (000)	$38,527		$40,176	$49,176	$42,781	$28,668	$27,151
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.79%	(d)	1.77%	1.80%	1.77%	1.80%	1.83%
Expenses before waivers and/or expense reimbursement	1.79%	(d)	1.77%	1.80%	1.77%	1.80%	1.83%
Net investment income (loss)	(.22%)	(d)	.08%	(.10)%	(.44)%	(.34)%	(.26)%
Portfolio turnover rate	21%	(e)	59%	69%	47%	55%	40%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Series invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

34

Class Q Shares
	Six Months Ended March 31, 2017		Year Ended September 30, 2016	November 25, 2014(a) through September 30, 2015
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$19.80		$19.09	$22.73
Income from investment operations:
Net investment income (loss)	.09		.23	.18
Net realized and unrealized gain (loss) on investment transactions	2.64		2.03	(1.82)
Total from investment operations	2.73		2.26	(1.64)
Less Dividends and Distributions:
Dividends from net investment income	(.23)		(.22)	(.10)
Distributions from net realized gains	(1.35)		(1.33)	(1.90)
Total dividends and distributions	(1.58)		(1.55)	(2.00)
Net asset value, end of period	$20.95		$19.80	$19.09
Total Return(c):	14.12%		12.61%	(7.49)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17,036		$16,766	$16,611
Average net assets (000)	$16,761		$16,698	$17,054
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.67%	(e)	.66%	.66% (e)
Expenses before waivers and/or expense reimbursement	.67%	(e)	.66%	.66% (e)
Net investment income (loss)	.90%	(e)	1.20%	1.01% (e)
Portfolio turnover rate	21%	(f)	59%	69% (f)

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolio in which the Series invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	35

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$17.21		$16.76	$19.69	$17.99	$14.18	$11.21
Income (loss) from investment operations:
Net investment income (loss)	.02		.09	.07	.01	.03	.04
Net realized and unrealized gain (loss) on investment transactions	2.29		1.79	(1.10)	2.42	3.83	2.93
Total from investment operations	2.31		1.88	(1.03)	2.43	3.86	2.97
Less Dividends and Distributions:
Dividends from net investment income	(.13)		(.10)	- (d)	(.01)	(.05)	-
Distributions from net realized gains	(1.35)		(1.33)	(1.90)	(.72)	-	-
Total dividends and distributions	(1.48)		(1.43)	(1.90)	(.73)	(.05)	-
Net asset value, end of period	$18.04		$17.21	$16.76	$19.69	$17.99	$14.18
Total Return(b):	13.77%		11.98%	(5.59)%	13.81%	27.34%	26.49%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,182		$5,880	$6,430	$8,188	$4,418	$3,056
Average net assets (000)	$6,199		$6,281	$7,693	$6,569	$3,599	$2,401
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.29%	(e)	1.27%	1.30%	1.27%	1.30%	1.33%
Expenses before waivers and/or expense reimbursement	1.54%	(e)	1.52%	1.55%	1.52%	1.55%	1.58%
Net investment income (loss)	.27%	(e)	.57%	.39%	.07%	.17%	.27%
Portfolio turnover rate	21%	(f)	59%	69%	47%	55%	40%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Series invests.
(d)	Less than $.005 per share
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

36

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$19.78		$19.06	$22.12	$20.11	$15.83	$12.49
Income (loss) from investment operations:
Net investment income (loss)	.08		.20	.19	.12	.12	.11
Net realized and unrealized gain (loss) on investment transactions	2.64		2.04	(1.25)	2.70	4.28	3.27
Total from investment operations	2.72		2.24	(1.06)	2.82	4.40	3.38
Less Dividends and Distributions:
Dividends from net investment income	(.21)		(.19)	(.10)	(.09)	(.12)	(.04)
Distributions from net realized gains	(1.35)		(1.33)	(1.90)	(.72)	-	-
Total dividends and distributions	(1.56)		(1.52)	(2.00)	(.81)	(.12)	(.04)
Net asset value, end of period	$20.94		$19.78	$19.06	$22.12	$20.11	$15.83
Total Return(b):	14.08%		12.49%	(5.10)%	14.38%	28.01%	27.14%

Ratios/Supplemental Data:
Net assets, end of period (000)	$120,753		$102,564	$147,716	$194,498	$120,082	$94,646
Average net assets (000)	$109,898		$123,372	$177,458	$161,815	$104,364	$84,211
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.79%	(d)	.77%	.80%	.77%	.80%	.83%
Expenses before waivers and/or expense reimbursement	.79%	(d)	.77%	.80%	.77%	.80%	.83%
Net investment income (loss)	.79%	(d)	1.06%	.90%	.57%	.66%	.74%
Portfolio turnover rate	21%	(e)	59%	69%	47%	55%	40%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Series invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Equity Opportunity Fund	37

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10281

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Equity Opportunity Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON EQUITY OPPORTUNITY FUND

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	PJIAX	PJIBX	PJGCX	PJOQX	PJORX	PJGZX
CUSIP	74437E503	74437E602	74437E701	74437E552	74437E644	74437E800

MF172E2

     PRUDENTIAL JENNISON GROWTH FUND

SEMIANNUAL REPORT

MARCH 31, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2017 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2017 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Growth Fund informative and useful. The report covers performance for the six-month period ended March 31, 2017. We are proud to announce that Prudential Investments became PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name was changed: the name of your Fund and the management and operation did not change.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, the 9th-largest global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Growth Fund

May 15, 2017

Prudential Jennison Growth Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 3/31/17 (without Sales Charges)	Average Annual Total Returns as of 3/31/17 (with Sales Charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)
Class A	8.56	9.29	10.73	8.00
Class B	8.21	9.84	11.08	7.85
Class C	8.20	13.86	11.21	7.87
Class R	8.47	15.44	11.77	8.40
Class Z	8.71	16.01	12.32	8.93
Russell 1000 Growth Index	10.01	15.76	13.32	9.13
S&P 500 Index	10.11	17.15	13.29	7.50
Lipper Large-Cap Growth Funds Average	7.89	14.55	11.60	7.94

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z
Maximum Initial Sales Charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None
Annual Distribution and Service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Russell 1000 Growth Index—The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book ratios and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Lipper Large-Cap Growth Funds Average—The Lipper Large-Cap Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Large-Cap Growth Funds universe for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Jennison Growth Fund	5

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 3/31/17 (%) (excluding short-term investments)
Apple, Inc., Technology Hardware, Storage & Peripherals	6.1
Amazon.com, Inc., Internet & Direct Marketing Retail	5.7
Facebook, Inc., Internet Software & Services	4.0
Microsoft Corp., Software	3.6
Visa, Inc., IT Services	3.1

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 3/31/17 (%) (excluding short-term investments)
Internet Software & Services	15.3
Software	12.3
Internet & Direct Marketing Retail	11.5
IT Services	7.3
Biotechnology	6.5

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended March 31, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses

Prudential Jennison Growth Fund	7

Fees and Expenses (continued)

paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Growth Fund		Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,085.60	1.03%	$5.36
	Hypothetical	$1,000.00	$1,019.80	1.03%	$5.19
Class B	Actual	$1,000.00	$1,082.10	1.73%	$8.98
	Hypothetical	$1,000.00	$1,016.31	1.73%	$8.70
Class C	Actual	$1,000.00	$1,082.00	1.73%	$8.98
	Hypothetical	$1,000.00	$1,016.31	1.73%	$8.70
Class R	Actual	$1,000.00	$1,084.70	1.23%	$6.39
	Hypothetical	$1,000.00	$1,018.80	1.23%	$6.19
Class Z	Actual	$1,000.00	$1,087.10	0.73%	$3.80
	Hypothetical	$1,000.00	$1,021.29	0.73%	$3.68

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2017, and divided by the 365 days in the Fund's fiscal year ending September 30, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments (unaudited)

as of March 31, 2017

Description	Shares	Value
LONG-TERM INVESTMENTS 99.3%

COMMON STOCKS

Aerospace & Defense 1.6%
Boeing Co. (The)	316,708	$56,012,977

Air Freight & Logistics 1.5%
FedEx Corp.	272,490	53,176,424

Automobiles 1.2%
Tesla, Inc.*(a)	161,381	44,912,332

Banks 0.9%
JPMorgan Chase & Co.	388,841	34,155,793

Beverages 1.6%
Constellation Brands, Inc. (Class A Stock)	112,683	18,262,534
Monster Beverage Corp.*	874,083	40,356,412

		58,618,946

Biotechnology 6.5%
Alexion Pharmaceuticals, Inc.*	472,816	57,324,212
BioMarin Pharmaceutical, Inc.*	305,809	26,843,914
Celgene Corp.*	684,284	85,145,458
Regeneron Pharmaceuticals, Inc.*	38,661	14,981,524
Shire PLC, ADR	291,749	50,831,428

		235,126,536

Capital Markets 2.3%
Goldman Sachs Group, Inc. (The)	281,774	64,729,123
S&P Global, Inc.	138,471	18,103,699

		82,832,822

Chemicals 0.9%
Albemarle Corp.	290,782	30,718,210

Communications Equipment 0.4%
Palo Alto Networks, Inc.*	123,051	13,865,387

Energy Equipment & Services 0.6%
Halliburton Co.	421,453	20,739,702

Food & Staples Retailing 1.5%
Costco Wholesale Corp.	324,143	54,355,540

See Notes to Financial Statements.

Prudential Jennison Growth Fund	9

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure 2.4%
Marriott International, Inc. (Class A Stock)	897,121	$84,490,856

Internet & Direct Marketing Retail 11.5%
Amazon.com, Inc.*	230,200	204,081,508
Expedia, Inc.	174,678	22,039,123
Netflix, Inc.*	695,693	102,830,382
Priceline Group, Inc. (The)*	46,745	83,204,698

		412,155,711

Internet Software & Services 15.3%
Alibaba Group Holding Ltd. (China), ADR*(a)	1,039,944	112,137,162
Alphabet, Inc. (Class A Stock)*	113,108	95,892,962
Alphabet, Inc. (Class C Stock)*	115,728	96,003,320
Facebook, Inc. (Class A Stock)*	1,020,299	144,933,473
Tencent Holdings Ltd. (China)	3,461,713	99,730,292

		548,697,209

IT Services 7.3%
FleetCor Technologies, Inc.*	284,218	43,039,132
Mastercard, Inc. (Class A Stock)	961,160	108,101,665
Visa, Inc. (Class A Stock)	1,269,332	112,805,535

		263,946,332

Life Sciences Tools & Services 1.2%
Illumina, Inc.*	258,309	44,077,848

Machinery 1.0%
Parker-Hannifin Corp.	219,879	35,251,001

Media 2.5%
Charter Communications, Inc. (Class A Stock)*	161,166	52,752,855
Time Warner, Inc.	363,705	35,537,616

		88,290,471

Oil, Gas & Consumable Fuels 1.9%
Concho Resources, Inc.*	283,750	36,416,475
EOG Resources, Inc.	311,797	30,415,797

		66,832,272

Pharmaceuticals 3.6%
Allergan PLC	293,312	70,078,103
Bristol-Myers Squibb Co.	1,122,467	61,039,755

		131,117,858

See Notes to Financial Statements.

10

Description	Shares	Value
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment 5.9%
Broadcom Ltd.	244,605	$53,558,711
NVIDIA Corp.	619,511	67,483,333
NXP Semiconductors NV (Netherlands)*	172,163	17,818,871
QUALCOMM, Inc.	514,360	29,493,402
Texas Instruments, Inc.	545,632	43,956,114

		212,310,431

Software 12.3%
Activision Blizzard, Inc.	693,162	34,561,057
Adobe Systems, Inc.*	678,108	88,242,194
Microsoft Corp.	1,989,866	131,052,575
Red Hat, Inc.*	445,977	38,577,011
salesforce.com, Inc.*	874,870	72,168,026
Snap, Inc. (Class A Stock)*(a)	357,561	8,055,849
Splunk, Inc.*(a)	511,610	31,868,187
Workday, Inc. (Class A Stock)*(a)	440,334	36,671,016

		441,195,915

Specialty Retail 5.2%
Home Depot, Inc. (The)	337,518	49,557,768
Industria de Diseno Textil SA (Spain)	1,697,910	59,794,751
O’Reilly Automotive, Inc.*	205,867	55,551,151
Ulta Beauty, Inc.*	76,809	21,908,231

		186,811,901

Technology Hardware, Storage & Peripherals 6.1%
Apple, Inc.	1,527,250	219,404,735

Textiles, Apparel & Luxury Goods 4.1%
adidas AG (Germany)	362,557	68,970,175
NIKE, Inc. (Class B Stock)	1,422,823	79,293,926

		148,264,101

TOTAL LONG-TERM INVESTMENTS (cost $2,038,973,939)		3,567,361,310

SHORT-TERM INVESTMENTS 5.6%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(b)	20,901	20,901

See Notes to Financial Statements.

Prudential Jennison Growth Fund	11

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Description	Shares	Value
SHORT-TERM INVESTMENTS (Continued)

AFFILIATED MUTUAL FUNDS (cont’d.)
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $200,732,403; includes $200,545,495 of cash collateral for securities on loan)(b)(c)	200,724,137	$200,764,282

TOTAL SHORT-TERM INVESTMENTS (cost $200,753,304)		200,785,183

TOTAL INVESTMENTS 104.9% (cost $2,239,727,243)		3,768,146,493
Liabilities in excess of other assets (4.9)%		(174,444,288)

NET ASSETS 100.0%		$3,593,702,205

The following abbreviations are used in the semiannual report:

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $195,176,662; cash collateral of $200,545,495 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	PGIM Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(c)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$56,012,977	$—	$—
Air Freight & Logistics	53,176,424	—	—

See Notes to Financial Statements.

12

	Level 1	Level 2	Level 3
Common Stocks (continued)
Automobiles	$44,912,332	$—	$—
Banks	34,155,793	—	—
Beverages	58,618,946	—	—
Biotechnology	235,126,536	—	—
Capital Markets	82,832,822	—	—
Chemicals	30,718,210	—	—
Communications Equipment	13,865,387	—	—
Energy Equipment & Services	20,739,702	—	—
Food & Staples Retailing	54,355,540	—	—
Hotels, Restaurants & Leisure	84,490,856	—	—
Internet & Direct Marketing Retail	412,155,711	—	—
Internet Software & Services	448,966,917	99,730,292	—
IT Services	263,946,332	—	—
Life Sciences Tools & Services	44,077,848	—	—
Machinery	35,251,001	—	—
Media	88,290,471	—	—
Oil, Gas & Consumable Fuels	66,832,272	—	—
Pharmaceuticals	131,117,858	—	—
Semiconductors & Semiconductor Equipment	212,310,431	—	—
Software	441,195,915	—	—
Specialty Retail	127,017,150	59,794,751	—
Technology Hardware, Storage & Peripherals	219,404,735	—	—
Textiles, Apparel & Luxury Goods	79,293,926	68,970,175	—
Affiliated Mutual Funds	200,785,183	—	—

Total	$3,539,651,275	$228,495,218	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2017 were as follows:

Internet Software & Services	15.3%
Software	12.3
Internet & Direct Marketing Retail	11.5
IT Services	7.3
Biotechnology	6.5
Technology Hardware, Storage & Peripherals	6.1
Semiconductors & Semiconductor Equipment	5.9
Affiliated Mutual Fund (including 5.6% of collateral for securities on loan)	5.6
Specialty Retail	5.2
Textiles, Apparel & Luxury Goods	4.1%
Pharmaceuticals	3.6
Media	2.5
Hotels, Restaurants & Leisure	2.4
Capital Markets	2.3
Oil, Gas & Consumable Fuels	1.9
Beverages	1.6
Aerospace & Defense	1.6
Food & Staples Retailing	1.5
Air Freight & Logistics	1.5

See Notes to Financial Statements.

Prudential Jennison Growth Fund	13

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Industry (cont’d.)
Automobiles	1.2%
Life Sciences Tools & Services	1.2
Machinery	1.0
Banks	0.9
Chemicals	0.9

Energy Equipment & Services	0.6%
Communications Equipment	0.4

104.9
Liabilities in excess of other assets	(4.9)

100.0%

Financial Instruments/Transactions - Summary of Offsetting and Netting Arrangements:

The Series entered into financial transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements other financial transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instruments/transactions assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$195,176,662	$(195,176,662)	$—

(1)	Amount represents market value.
(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

14

This Page Intentionally Left Blank

Statement of Assets & Liabilities (unaudited)

as of March 31, 2017

Assets
Investments at value, including securities on loan of $195,176,662:
Unaffiliated investments (cost $2,038,973,939)	$3,567,361,310
Affiliated investments (cost $200,753,304)	200,785,183
Receivable for investments sold	41,761,369
Receivable for Series shares sold	4,888,716
Dividends receivable	889,732
Tax reclaim receivable	267,059
Prepaid expenses	14,929

Total Assets	3,815,968,298

Liabilities
Payable to broker for collateral for securities on loan	200,545,495
Payable for investments purchased	7,605,675
Payable for Series shares reacquired	6,893,802
Loan payable	3,694,000
Management fee payable	1,743,233
Accrued expenses and other liabilities	959,545
Distribution fee payable	503,230
Affiliated transfer agent fee payable	319,527
Deferred directors’ fees	990
Loan interest payable	596

Total Liabilities	222,266,093

Net Assets	$3,593,702,205

Net assets were comprised of:
Common stock, at par	$113,101
Paid-in capital in excess of par	1,952,788,819

1,952,901,920
Accumulated net investment loss	(2,062,840)
Accumulated net realized gain on investment and foreign currency transactions	114,453,127
Net unrealized appreciation on investments and foreign currencies	1,528,409,998

Net assets, March 31, 2017	$3,593,702,205

See Notes to Financial Statements.

16

Class A
Net asset value and redemption price per share ($1,036,059,615 ÷ 33,256,672 shares of common stock issued and outstanding)	$31.15
Maximum sales charge (5.50% of offering price)	1.81

Maximum offering price to public	$32.96

Class B
Net asset value, offering price and redemption price per share ($15,726,607 ÷ 615,756 shares of common stock issued and outstanding)	$25.54

Class C
Net asset value, offering price and redemption price per share ($112,294,778 ÷ 4,387,896 shares of common stock issued and outstanding)	$25.59

Class R
Net asset value, offering price and redemption price per share ($302,983,798 ÷ 10,961,413 shares of common stock issued and outstanding)	$27.64

Class Z
Net asset value, offering price and redemption price per share ($2,126,637,407 ÷ 63,879,619 shares of common stock issued and outstanding)	$33.29

See Notes to Financial Statements.

Prudential Jennison Growth Fund	17

Statement of Operations (unaudited)

Six Months Ended March 31, 2017

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $106,695)	$12,919,798
Income from securities lending, net (including affiliated income of $164,191)	544,052
Affiliated dividend income	60,442

Total income	13,524,292

Expenses
Management fee	9,936,254
Distribution fee—Class A	1,517,869
Distribution fee—Class B	81,912
Distribution fee—Class C	551,829
Distribution fee—Class R	1,108,415
Transfer agent’s fees and expenses (including affiliated expense of $773,200)	2,265,000
Custodian and accounting fees	240,000
Shareholders’ reports	82,000
Registration fees	61,000
Directors’ fees	35,000
Insurance expenses	22,000
Legal fees and expenses	21,000
Audit fee	14,000
Commitment fee on syndicated credit agreement	6,000
Loan interest expense	2,661
Miscellaneous	10,243

Total expenses	15,955,183
Less: Distribution fee waiver—Class R	(369,497)

Net expenses	15,585,686

Net investment (loss)	(2,061,394)

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	141,298,393
In-kind redemption	7,136,475
Foreign currency transactions	27,902

148,462,770

Net change in unrealized appreciation (depreciation) on:
Investments	143,262,048
Foreign currencies	(1,834)

143,260,216

Net gain (loss) on investment and foreign currency transactions	291,722,986

Net Increase (Decrease) In Net Assets Resulting From Operations	$289,661,592

See Notes to Financial Statements.

18

Statement of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2017	Year Ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment (loss)	$(2,061,394)	$(2,165,482)
Net realized gain on investment and foreign currency transactions	148,462,770	126,295,439
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	143,260,216	157,588,913

Net increase (decrease) in net assets resulting from operations	289,661,592	281,718,870

Distributions from net realized gains
Class A	(39,167,677)	(73,078,272)
Class B	(791,375)	(1,827,195)
Class C	(5,175,628)	(8,263,488)
Class R	(12,570,604)	(20,608,511)
Class Z	(74,652,783)	(123,901,846)

	(132,358,067)	(227,679,312)

Series share transactions (Net of share conversions)
Net proceeds from shares sold	363,275,327	902,430,150
Net asset value of shares issued in reinvestment of dividends and distributions	120,797,164	206,743,958
Cost of shares reacquired	(530,652,589)	(882,232,775)

Net increase (decrease) in net assets from Series share transactions	(46,580,098)	226,941,333

Total increase (decrease)	110,723,427	280,980,891

Net Assets:
Beginning of period	3,482,978,778	3,201,997,887

End of period	$3,593,702,205	$3,482,978,778

See Notes to Financial Statements.

Prudential Jennison Growth Fund	19

Notes to Financial Statements (unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”), registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company consists of six series: Prudential Jennison Growth Fund (the “Series”), Prudential Jennison Equity Opportunity Fund and Prudential Balanced Fund which are diversified funds and Prudential Growth Allocation Fund, Prudential Moderate Allocation Fund and Prudential Conservative Allocation Fund which are non-diversified funds. These financial statements relate to Prudential Jennison Growth Fund. The financial statements of the other series are not presented herein.

The Series’ investment objective is to achieve long-term growth of capital.

Note 1. Accounting Policies

The Series follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security

20

principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Series may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities

Prudential Jennison Growth Fund	21

Notes to Financial Statements (unaudited) (continued)

are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Series has valued the investment. Therefore, the Series may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Series’ Subadviser under the guidelines adopted by the Directors of the Series. However, the liquidity of the Series’ investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Series does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency

22

gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Master Netting Arrangements: The Series maybe subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Series may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities in the open market using the collateral. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Series also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Prudential Jennison Growth Fund	23

Notes to Financial Statements (unaudited) (continued)

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 2. Agreements

The Company has a management agreement, on behalf of the Series, with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of .60% of the Series’ average daily net assets up to $300 million, .575% of the average daily net assets on the next $2.7 billion and .55% of the average daily net assets in excess of $3 billion. The effective management fee rate was .57% of the Series’ average daily net assets for the six months ended March 31, 2017.

24

The Company has a distribution agreement, on behalf of the Series, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75%, of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS has contractually agreed through January 31, 2018 to limit such fees to .50% of the average daily net assets of the Class R shares.

PIMS has advised the Series that it has received $322,465 in front-end sales charges resulting from sales of Class A shares, during the six months ended March 31, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended March 31, 2017, it received $95, $6,544 and $6,581 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Series may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments.

Prudential Jennison Growth Fund	25

Notes to Financial Statements (unaudited) (continued)

For the period ended March 31, 2017, the Manager was compensated $87,318 by PGIM Investments for managing the Series’ securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Note 4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, for the six months ended March 31, 2017, were $916,166,545 and $1,014,110,305 respectively.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of March 31, 2017 were as follows:

Tax Basis	$2,248,514,374

Appreciation	1,535,718,370
Depreciation	(16,086,251)

Net Unrealized Appreciation	$1,519,632,119

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefits plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a

26

CDSC of 1% on shares redeemed within the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

The Company is authorized to issue 6 billion shares of common stock at $.001 par value per shares. There are 1.3 billion shares authorized for the Series, designated Class A, Class B, Class C, Class R, Class Z and Class T, each of which consists of 125 million, 5 million, 100 million, 220 million, 775 million and 75 million authorized shares, respectively. The Series currently does not have any Class T shares outstanding.

As of March 31, 2017, two shareholders of record held 19% of the Series’ outstanding shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2017:
Shares sold	1,594,748	$47,054,625
Shares issued in reinvestment of dividends and distributions	1,282,873	36,510,583
Shares reacquired	(3,642,060)	(107,419,734)

Net increase (decrease) in shares outstanding before conversion	(764,439)	(23,854,526)
Shares issued upon conversion from other share class(es)	107,965	3,218,401
Shares reacquired upon conversion into other share class(es)	(1,056,830)	(31,644,457)

Net increase (decrease) in shares outstanding	(1,713,304)	$(52,280,582)

Year ended September 30, 2016:
Shares sold	6,771,362	$195,983,825
Shares issued in reinvestment of dividends and distributions	2,261,377	67,728,237
Shares reacquired	(9,026,625)	(258,144,381)

Net increase (decrease) in shares outstanding before conversion	6,114	5,567,681
Shares issued upon conversion from other share class(es)	303,176	8,693,141
Shares reacquired upon conversion into other share class(es)	(276,494)	(7,889,700)

Net increase (decrease) in shares outstanding	32,796	$6,371,122

Prudential Jennison Growth Fund	27

Notes to Financial Statements (unaudited) (continued)

Class B	Shares	Amount
Six months ended March 31, 2017:
Shares sold	29,370	$725,637
Shares issued in reinvestment of dividends and distributions	32,673	763,887
Shares reacquired	(68,628)	(1,669,911)

Net increase (decrease) in shares outstanding before conversion	(6,585)	(180,387)
Shares reacquired upon conversion into other share class(es)	(80,765)	(1,973,717)

Net increase (decrease) in shares outstanding	(87,350)	$(2,154,104)

Year ended September 30, 2016:
Shares sold	120,912	$2,900,218
Shares issued in reinvestment of dividends and distributions	69,502	1,736,861
Shares reacquired	(146,953)	(3,499,304)

Net increase (decrease) in shares outstanding before conversion	43,461	1,137,775
Shares reacquired upon conversion into other share class(es)	(219,292)	(5,198,698)

Net increase (decrease) in shares outstanding	(175,831)	$(4,060,923)

Class C
Six months ended March 31, 2017:
Shares sold	375,882	$9,235,109
Shares issued in reinvestment of dividends and distributions	194,171	4,549,427
Shares reacquired	(622,730)	(15,142,714)

Net increase (decrease) in shares outstanding before conversion	(52,677)	(1,358,178)
Shares reacquired upon conversion into other share class(es)	(192,735)	(4,759,319)

Net increase (decrease) in shares outstanding	(245,412)	$(6,117,497)

Year ended September 30, 2016:
Shares sold	1,722,223	$41,887,020
Shares issued in reinvestment of dividends and distributions	284,466	7,123,026
Shares reacquired	(958,681)	(22,680,052)

Net increase (decrease) in shares outstanding before conversion	1,048,008	26,329,994
Shares reacquired upon conversion into other share class(es)	(92,243)	(2,223,725)

Net increase (decrease) in shares outstanding	955,765	$24,106,269

Class R
Six months ended March 31, 2017:
Shares sold	1,097,213	$28,397,964
Shares issued in reinvestment of dividends and distributions	489,026	12,352,803
Shares reacquired	(1,519,283)	(40,522,288)

Net increase (decrease) in shares outstanding before conversion	66,956	228,479
Shares issued upon conversion from other share class(es)	1,894	51,964

Net increase (decrease) in shares outstanding	68,850	$280,443

Year ended September 30, 2016:
Shares sold	3,076,822	$78,342,361
Shares issued in reinvestment of dividends and distributions	758,861	20,322,288
Shares reacquired	(2,817,713)	(72,682,689)

Net increase (decrease) in shares outstanding before conversion	1,017,970	25,981,960
Shares issued upon conversion from class(es)	1,111	29,320

Net increase (decrease) in shares outstanding	1,019,081	$26,011,280

28

Class Z	Shares	Amount
Six months ended March 31, 2017:
Shares sold	8,833,230	$277,861,992
Shares issued in reinvestment of dividends and distributions	2,192,906	66,620,464
Shares reacquired	(11,664,323)	(365,897,942)

Net increase (decrease) in shares outstanding before conversion	(638,187)	(21,415,486)
Shares issued upon conversion from other share class(es)	1,122,864	35,885,317
Shares reacquired upon conversion into other share class(es)	(24,769)	(778,189)

Net increase (decrease) in shares outstanding	459,908	$13,691,642

Year ended September 30, 2016:
Shares sold	19,073,115	$583,316,726
Shares issued in reinvestment of dividends and distributions	3,453,885	109,833,546
Shares reacquired	(17,329,671)	(525,226,349)

Net increase (decrease) in shares outstanding before conversion	5,197,329	167,923,923
Shares issued upon conversion from other share class(es)	331,592	10,084,105
Shares reacquired upon conversion into other share class(es)	(113,606)	(3,494,443)

Net increase (decrease) in shares outstanding	5,415,315	$174,513,585

Note 7. Borrowings

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. Prior to October 6, 2016, the Funds had a prior SCA that provided a commitment of $900 million in which the Funds paid an annualized commitment fee of .11% of the unused portion of the prior SCA. For the SCA and the prior SCA, the Series’ portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under each SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

The Series utilized the SCA during the six months ended March 31, 2017. The balance for the 14 days that the Series had a loan outstanding during the period was $3,410,500, borrowed at a weighted average interest rate of 2.01%. The maximum loan balance outstanding during the period was $6,584,000. At March 31, 2017, the Series had an outstanding loan amount of $3,694,000.

Note 8. In-Kind Redemption

During the six months ended March 31, 2017, the Series settled the redemption of certain fund shares by delivery of certain portfolio securities in lieu of cash. The value of such securities was $107,911,306. Additionally, cash of $72,218 was transferred in-kind. In-kind redemption gains and losses are excluded from the calculation of the Series’ taxable gain (loss) for federal income tax purposes.

Prudential Jennison Growth Fund	29

Notes to Financial Statements (unaudited) (continued)

Note 9. Recent Accounting Pronouncements and Reporting Updates

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. Also under the new rules, the SEC will permit open-end funds, with the exception of money market funds, to offer swing pricing, subject to board approval and review. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

Note 10. Other

At the Series’ Board meeting in March, 2017, the Board of Directors approved a change in the methodology of allocating certain expenses, like Transfer Agency (including sub-transfer agency and networking) and Blue Sky fees. The impact to the net assets of the Series and individual share classes is not ascertainable at the present time. Management expects to implement the changes by December 31, 2017.

30

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$29.86		$29.37	$29.31	$25.59	$21.16	$16.88
Income (loss) from investment operations:
Net investment income (loss)	(.04)		(.06)	(.08)	(.08)	(.01)	(.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.49		2.60	1.70	4.79	4.44	4.32
Total from investment operations	2.45		2.54	1.62	4.71	4.43	4.28
Less Distributions:
Distributions from net realized gains	(1.16)		(2.05)	(1.56)	(.99)	-	-
Net asset value, end of period	$31.15		$29.86	$29.37	$29.31	$25.59	$21.16
Total Return(b):	8.56%		8.63%	5.89%	18.72%	20.94%	25.36%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,036,060		$1,044,317	$1,026,140	$1,086,552	$1,006,407	$904,802
Average net assets (000)	$1,014,812		$1,061,391	$1,079,867	$1,079,657	$933,021	$916,595
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.03%	(d)	1.03%	1.05%	1.05%	1.06%	1.06%
Expenses before waivers and/or expense reimbursement	1.03%	(d)	1.03%	1.05%	1.05%	1.06%	1.06%
Net investment income (loss)	(.25)%	(d)	(.19)%	(.26)%	(.27)%	(.04)%	(.18)%
Portfolio turnover rate	27%	(e)	36%	41%	38%	43%	44%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Growth Fund	31

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$24.78		$24.85	$25.21	$22.29	$18.55	$14.90
Income (loss) from investment operations:
Net investment income (loss)	(.12)		(.21)	(.25)	(.23)	(.14)	(.15)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.04		2.19	1.45	4.14	3.88	3.80
Total from investment operations	1.92		1.98	1.20	3.91	3.74	3.65
Less Distributions:
Distributions from net realized gains	(1.16)		(2.05)	(1.56)	(.99)	-	-
Net asset value, end of period	$25.54		$24.78	$24.85	$25.21	$22.29	$18.55
Total Return(b):	8.17%		7.90%	5.14%	17.87%	20.16%	24.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15,727		$17,421	$21,843	$26,222	$28,166	$30,110
Average net assets (000)	$16,429		$20,138	$25,070	$28,811	$28,518	$32,576
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.73%	(d)	1.73%	1.75%	1.75%	1.76%	1.76%
Expenses before waivers and/or expense reimbursement	1.73%	(d)	1.73%	1.75%	1.75%	1.76%	1.76%
Net investment income (loss)	(.95)%	(d)	(.89)%	(.96)%	(.97)%	(.72)%	(.88)%
Portfolio turnover rate	27%	(e)	36%	41%	38%	43%	44%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

32

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$24.82		$24.89	$25.25	$22.32	$18.58	$14.93
Income (loss) from investment operations:
Net investment income (loss)	(.12)		(.21)	(.25)	(.24)	(.15)	(.15)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.05		2.19	1.45	4.16	3.89	3.80
Total from investment operations	1.93		1.98	1.20	3.92	3.74	3.65
Less Distributions:
Distributions from net realized gains	(1.16)		(2.05)	(1.56)	(.99)	-	-
Net asset value, end of period	$25.59		$24.82	$24.89	$25.25	$22.32	$18.58
Total Return(b):	8.20%		7.89%	5.13%	17.89%	20.13%	24.45%

Ratios/Supplemental Data:
Net assets, end of period (000)	$112,295		$115,018	$91,552	$75,620	$64,213	$58,437
Average net assets (000)	$110,684		$110,677	$83,892	$71,867	$59,245	$55,226
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.73%	(d)	1.73%	1.75%	1.75%	1.76%	1.76%
Expenses before waivers and/or expense reimbursement	1.73%	(d)	1.73%	1.75%	1.75%	1.76%	1.76%
Net investment income (loss)	(.95)%	(d)	(.88)%	(.96)%	(.97)%	(.74)%	(.88)%
Portfolio turnover rate	27%	(e)	36%	41%	38%	43%	44%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Growth Fund	33

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$26.65		$26.47	$26.62	$23.37	$19.36	$15.47
Income (loss) from investment operations:
Net investment income (loss)	(.06)		(.10)	(.16)	(.12)	(.05)	(.07)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.21		2.33	1.57	4.36	4.06	3.96
Total from investment operations	2.15		2.23	1.41	4.24	4.01	3.89
Less Distributions:
Distributions from net realized gains	(1.16)		(2.05)	(1.56)	(.99)	-	-
Net asset value, end of period	$27.64		$26.65	$26.47	$26.62	$23.37	$19.36
Total Return(b):	8.47%		8.39%	5.68%	18.48%	20.71%	25.15%

Ratios/Supplemental Data:
Net assets, end of period (000)	$302,984		$290,328	$261,304	$47,957	$37,198	$34,287
Average net assets (000)	$296,410		$277,093	$122,239	$43,736	$38,280	$27,346
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.23%	(d)	1.23%	1.25%	1.25%	1.26%	1.26%
Expenses before waivers and/or expense reimbursement	1.48%	(d)	1.48%	1.50%	1.50%	1.51%	1.51%
Net investment income (loss)	(.45)%	(d)	(.39)%	(.57)%	(.48)%	(.25)%	(.38)%
Portfolio turnover rate	27%	(e)	36%	41%	38%	43%	44%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

34

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$31.79		$31.05	$30.81	$26.78	$22.07	$17.56
Income (loss) from investment operations:
Net investment income (loss)	.01		.03	.01	.01	.06	.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.65		2.76	1.79	5.01	4.65	4.49
Total from investment operations	2.66		2.79	1.80	5.02	4.71	4.51
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	- (d)	-	-
Distributions from net realized gains	(1.16)		(2.05)	(1.56)	(.99)	-	-
Total dividends and distributions	(1.16)		(2.05)	(1.56)	(.99)	-	-
Net asset value, end of period	$33.29		$31.79	$31.05	$30.81	$26.78	$22.07
Total Return(b):	8.71%		8.99%	6.20%	19.07%	21.34%	25.68%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,126,637		$2,015,895	$1,801,158	$1,465,227	$1,241,434	$984,242
Average net assets (000)	$2,034,775		$1,944,589	$1,701,486	$1,398,654	$1,077,941	$1,103,837
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.73%	(e)	.73%	.75%	.75%	.76%	.76%
Expenses before waivers and/or expense reimbursement	.73%	(e)	.73%	.75%	.75%	.76%	.76%
Net investment income (loss)	.05%	(e)	.11%	.03%	.03%	.25%	.12%
Portfolio turnover rate	27%	(f)	36%	41%	38%	43%	44%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(d)	Less than $.005 per share.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Growth Fund	35

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10281

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Growth Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON GROWTH FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	PJFAX	PJFBX	PJFCX	PJGRX	PJFZX
CUSIP	74437E107	74437E206	74437E305	74437E651	74437E404

MF168E2

     PRUDENTIAL ASSET ALLOCATION FUNDS

SEMIANNUAL REPORT

MARCH 31, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Balanced / Allocation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2017 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name for Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM) a Prudential Financial company. © 2017 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Asset Allocation Funds informative and useful. The report covers performance for the six-month period ended March 31, 2017. We are proud to announce that Prudential Investments became PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name was changed: the name of your Fund and the management and operation did not change.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, the 9th-largest global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Asset Allocation Funds

May 15, 2017

Prudential Asset Allocation Funds	3

Conservative Allocation Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 3/31/17 (without Sales Charges)	Average Annual Total Returns as of 3/31/17 (with Sales Charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)
Class A	3.05	1.49	3.48	3.90
Class B	2.59	1.56	3.71	3.70
Class C	2.67	5.64	3.88	3.71
Class R	2.91	7.11	4.40	4.25
Class Z	3.17	7.63	4.92	4.75
Conservative Customized Blend Index	2.39	6.14	5.19	4.44
Russell 1000 Index	10.09	17.43	13.26	7.58
S&P 500 Index	10.11	17.15	13.29	7.50
Lipper Mixed-Asset Target Allocation Conservative Funds Average	2.10	6.84	4.43	3.93

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr.1) 4% (Yr.2) 3% (Yr.3) 2% (Yr.4) 1% (Yr.5) 1% (Yr.6) 0% (Yr.7)	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Conservative Customized Blend Index—The Conservative Customized Blend is a model portfolio consisting of the Russell 3000 Index (25.5%), the MSCI ACWI ex-US ND Index (10%), the Bloomberg Barclays US Aggregate Bond Index (29%), the Bloomberg Barclays 1-3 Year Government/Credit Index (29%), the FTSE EPRA/NAREIT Developed Real Estate Net Index (5%), and the Citigroup 3-Month T-Bill Index (1.5%).

Russell 1000 Index—The Russell 1000 Index is an unmanaged index that consists of the stocks of the 1,000 largest firms in the Russell 3000 Index, an index that represents approximately 98% of the US market.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Lipper Mixed-Asset Target Allocation Conservative Funds Average—The Lipper Mixed-Asset Target Allocation Conservative Funds Average (Lipper Average) is based on an average return of all funds in the Lipper Mixed-Asset Target Allocation Conservative Funds universe for the periods noted. Funds in the Lipper Average maintain a mix of between 20% and 40% equity securities with the remainder in bonds, cash, and cash equivalents.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Asset Allocation Funds	5

Conservative Customized Blend

Performance Target

The Prudential Conservative Allocation Fund seeks to exceed a performance target—the Conservative Customized Blend Index—consisting of a weighted average return of six securities indexes that are generally considered representative of the asset classes in which the Fund may invest. The chart below shows both the total returns of these indexes for the six-month period ended March 31, 2017, and their weightings in the Conservative Customized Blend Index. The Fund seeks to exceed this target by holding positions in specific PGIM Investments mutual funds. In response to market developments, the Fund’s investment subadviser may vary its holdings in those funds (within specified ranges).

Source: Lipper Inc.

The Bloomberg Barclays US Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the US Government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how prices of short- and intermediate-term bonds have performed.

The Bloomberg Barclays 1-3 Year Government/Credit Index is considered representative of the performance of short-term US corporate bonds and US government bonds with maturities from one to three years.

The Citigroup 3-Month T-Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues.

The MSCI ACWI ex-US ND Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the US. It comprises approximately 23 developed and 21 emerging market country indexes. The Net Dividend (ND) version of the MSCI ACWI ex-US ND Index reflects the impact of the maximum withholding taxes on reinvested dividends.

The Russell 3000 Index is an unmanaged index that represents the US equity market—it covers about 98% of all investable stocks in the US.

The FTSE EPRA/NAREIT Developed Real Estate Net Index is designed to track the performance of listed real estate companies and REITs worldwide.

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Moderate Allocation Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 3/31/17 (without Sales Charges)	Average Annual Total Returns as of 3/31/17 (with Sales Charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)
Class A	5.56	4.64	5.32	4.05
Class B	5.23	4.93	5.57	3.86
Class C	5.23	8.85	5.72	3.86
Class R	5.48	10.43	6.18	4.37
Class Z	5.73	10.99	6.79	4.90
Moderate Customized Blend Index	4.92	10.17	7.60	5.18
Russell 1000 Index	10.09	17.43	13.26	7.58
S&P 500 Index	10.11	17.15	13.29	7.50
Lipper Mixed-Asset Target Allocation Moderate Funds Average**	4.33	9.86	6.28	4.49
Lipper Mixed-Asset Target Allocation Growth Funds Average**	5.55	11.16	7.63	4.91

*Not annualized

**The Fund is compared to the Lipper Mixed-Asset Target Allocation Moderate Funds Performance Universe, although Lipper classifies the Fund in the Lipper Mixed-Asset Target Allocation Growth Funds Performance Universe. The Lipper Mixed-Asset Target Allocation Moderate Funds Performance Universe is utilized because the Fund’s manager believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.

Source: PGIM Investments LLC and Lipper Inc.

Prudential Asset Allocation Funds	7

Moderate Allocation Fund

Your Fund’s Performance (continued)

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr.1) 4% (Yr.2) 3% (Yr.3) 2% (Yr.4) 1% (Yr.5) 1% (Yr.6) 0% (Yr.7)	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Moderate Customized Blend Index—The Moderate Customized Blend is a model portfolio consisting of the Russell 3000 Index (45%), the MSCI ACWI ex-US ND Index (15%), the Bloomberg Barclays US Aggregate Bond Index (19%), the Bloomberg Barclays 1-3 Year Government/Credit Index (14%), the FTSE EPRA/NAREIT Developed Real Estate Net Index (5%), and the Citigroup 3-Month T-Bill Index (2%).

Russell 1000 Index—The Russell 1000 Index is an unmanaged index that consists of the stocks of the 1,000 largest firms in the Russell 3000 Index, an index that represents approximately 98% of the US market.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Lipper Mixed-Asset Target Allocation Moderate Funds Average—The Lipper Mixed-Asset Target Allocation Moderate Funds Average (Lipper Average) is based on an average return of all funds in the Lipper Mixed-Asset Target Allocation Moderate Funds universe for the periods noted. These are funds that, by portfolio practice, maintain a mix of between 40%-60% equity securities, with the remainder invested in bonds, cash, and cash equivalents.

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Lipper Mixed-Asset Target Allocation Growth Funds Average—The Lipper Mixed-Asset Target Allocation Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Mixed-Asset Target Allocation Growth Funds universe for the periods noted. These are funds that, by portfolio practice, maintain a mix of between 60%-80% equity securities, with the remainder invested in bonds, cash, and cash equivalents.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Asset Allocation Funds	9

Moderate Customized Blend

Performance Target

The Prudential Moderate Allocation Fund seeks to exceed a performance target—the Moderate Customized Blend Index—consisting of a weighted average return of six securities indexes that are generally considered representative of the asset classes in which the Fund may invest. The chart below shows both the total returns of these indexes for the six-month period ended March 31, 2017, and their weightings in the Moderate Customized Blend Index. The Fund seeks to exceed this target by holding positions in specific PGIM Investments mutual funds. In response to market developments, the Fund’s investment subadviser may vary its holdings in those funds (within specified ranges).

Source: Lipper Inc.

The Bloomberg Barclays US Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the US Government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how prices of short- and intermediate-term bonds have performed.

The Bloomberg Barclays 1-3 Year Government/Credit Index is considered representative of the performance of short-term US corporate bonds and US government bonds with maturities from one to three years.

The Citigroup 3-Month T-Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues.

The MSCI ACWI ex-US ND Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the US. It comprises approximately 23 developed and 21 emerging market country indexes. The Net Dividend (ND) version of the MSCI ACWI ex-US ND Index reflects the impact of the maximum withholding taxes on reinvested dividends.

The Russell 3000 Index is an unmanaged index that represents the US equity market—it covers about 98% of all investable stocks in the US.

The FTSE EPRA/NAREIT Developed Real Estate Net Index is designed to track the performance of listed real estate companies and REITs worldwide.

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Growth Allocation Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 3/31/17 (without Sales Charges)	Average Annual Total Returns as of 3/31/17 (with Sales Charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)
Class A	8.09	7.83	6.80	3.79
Class B	7.62	8.26	7.06	3.59
Class C	7.68	12.24	7.22	3.60
Class R	7.97	13.88	7.75	4.13
Class Z	8.18	14.34	8.27	4.63
Growth Customized Blend Index	7.37	14.12	9.63	5.50
Russell 1000 Index	10.09	17.43	13.26	7.58
S&P 500 Index	10.11	17.15	13.29	7.50
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Average	7.40	14.22	8.60	4.35

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Prudential Asset Allocation Funds	11

Growth Allocation Fund

Your Fund’s Performance (continued)

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr.1) 4% (Yr.2) 3% (Yr.3) 2% (Yr.4) 1% (Yr.5) 1% (Yr.6) 0% (Yr.7)	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Growth Customized Blend Index—The Growth Customized Blend is a model portfolio consisting of the Russell 3000 Index (60.5%), the MSCI ACWI ex-US ND Index (24%), the Bloomberg Barclays US Aggregate Bond Index (8%), the FTSE EPRA/NAREIT Developed Real Estate Net Index (5%), and the Citigroup 3-Month T-Bill Index (2.5%).

Russell 1000 Index—The Russell 1000 Index is an unmanaged index that consists of the stocks of the 1,000 largest firms in the Russell 3000 Index, an index that represents approximately 98% of the US market.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Average—The Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Mixed-Asset Target Allocation Aggressive Growth Funds universe for the periods noted. Funds in the Lipper Average are funds of funds that, by portfolio practice, maintain at least 80% of assets in equity securities, with the remainder invested in bonds, cash, and cash equivalents.

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Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Asset Allocation Funds	13

Growth Customized Blend

Performance Target

The Prudential Growth Allocation Fund seeks to exceed a performance target—the Growth Customized Blend Index—consisting of a weighted average return of five securities indexes that are generally considered representative of the asset classes in which the Fund may invest. The chart below shows both the total returns of these indexes for the six-month period ended March 31, 2017, and their weightings in the Growth Customized Blend Index. The Fund seeks to exceed this target by holding positions in specific PGIM Investments mutual funds. In response to market developments, the Fund’s investment subadviser may vary its holdings in those funds (within specified ranges).

Source: Lipper Inc.

The Bloomberg Barclays US Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the US Government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how prices of short- and intermediate-term bonds have performed.

The Citigroup 3-Month T-Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues.

The MSCI ACWI ex-US ND Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the US. It comprises approximately 23 developed and 21 emerging market country indexes. The Net Dividend (ND) version of the MSCI ACWI ex-US ND Index reflects the impact of the maximum withholding taxes on reinvested dividends.

The Russell 3000 Index is an unmanaged index that represents the US equity market—it covers about 98% of all investable stocks in the US.

The FTSE EPRA/NAREIT Developed Real Estate Net Index is designed to track the performance of listed real estate companies and REITs worldwide.

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Fees and Expenses (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 held through the six-month period ended March 31, 2017. These examples are for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the tables on the following pages. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the tables, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending

Prudential Asset Allocation Funds	15

Fees and Expenses (continued)

account value, as these additional expenses are not reflected in the information provided in the expense tables. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Conservative Allocation Fund		Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,030.50	1.48%	$7.49
	Hypothetical	$1,000.00	$1,017.55	1.48%	$7.44
Class B	Actual	$1,000.00	$1,025.90	2.23%	$11.26
	Hypothetical	$1,000.00	$1,013.81	2.23%	$11.19
Class C	Actual	$1,000.00	$1,026.70	2.23%	$11.27
	Hypothetical	$1,000.00	$1,013.81	2.23%	$11.19
Class R	Actual	$1,000.00	$1,029.10	1.73%	$8.75
	Hypothetical	$1,000.00	$1,016.31	1.73%	$8.69
Class Z	Actual	$1,000.00	$1,031.70	1.23%	$6.23
	Hypothetical	$1,000.00	$1,018.80	1.23%	$6.19

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Prudential Moderate Allocation Fund		Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,055.60	1.56%	$8.00
	Hypothetical	$1,000.00	$1,017.14	1.56%	$7.85
Class B	Actual	$1,000.00	$1,052.30	2.31%	$11.83
	Hypothetical	$1,000.00	$1,013.41	2.31%	$11.60
Class C	Actual	$1,000.00	$1,052.30	2.31%	$11.83
	Hypothetical	$1,000.00	$1,013.41	2.31%	$11.60
Class R	Actual	$1,000.00	$1,054.80	1.81%	$9.28
	Hypothetical	$1,000.00	$1,015.90	1.81%	$9.10
Class Z	Actual	$1,000.00	$1,057.30	1.31%	$6.73
	Hypothetical	$1,000.00	$1,018.39	1.31%	$6.60

Prudential Growth Allocation Fund		Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,080.90	1.65%	$8.58
	Hypothetical	$1,000.00	$1,016.68	1.65%	$8.32
Class B	Actual	$1,000.00	$1,076.20	2.40%	$12.44
	Hypothetical	$1,000.00	$1,012.94	2.40%	$12.06
Class C	Actual	$1,000.00	$1,076.80	2.40%	$12.45
	Hypothetical	$1,000.00	$1,012.94	2.40%	$12.06
Class R	Actual	$1,000.00	$1,079.70	1.90%	$9.87
	Hypothetical	$1,000.00	$1,015.44	1.90%	$9.57
Class Z	Actual	$1,000.00	$1,081.80	1.40%	$7.29
	Hypothetical	$1,000.00	$1,017.93	1.40%	$7.06

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2017, and divided by the 365 days in each Fund's fiscal year ending September 30, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which each Fund may invest.

Prudential Asset Allocation Funds	17

Prudential Conservative Allocation Fund

Portfolio of Investments (unaudited)

as of March 31, 2017

Description	Shares	Value
LONG-TERM INVESTMENTS 99.1%

AFFILIATED MUTUAL FUNDS
Prudential Absolute Return Bond Fund (Class Q)	934,469	$9,101,731
Prudential Global Real Estate Fund (Class Q)	279,342	6,458,388
Prudential Government Income Fund (Class Q)	820,818	7,814,191
Prudential High Yield Fund (Class Q)	472,555	2,608,503
Prudential Jennison 20/20 Focus Fund (Class Q)	79,569	1,296,982
Prudential Jennison Equity Opportunity Fund (Class Q)	123,390	2,585,015
Prudential Jennison Growth Fund (Class Z)*	87,499	2,912,845
Prudential Jennison International Opportunities Fund (Class Q)	387,187	5,192,172
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)*	50,514	1,945,812
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	6,861	259,810
Prudential Jennison Small Company Fund, Inc. (Class Q)	179,157	4,547,006
Prudential Jennison Value Fund (Class Q)	66,793	1,301,127
Prudential QMA International Equity Fund (Class Q)	1,119,610	7,747,702
Prudential QMA Large-Cap Core Equity Fund (Class Q)	292,557	4,917,882
Prudential QMA Long-Short Equity Fund (Class Z)*	324,980	3,883,508
Prudential QMA Mid-Cap Value Fund (Class Q)	73,755	1,623,346
Prudential QMA Small-Cap Value Fund (Class Q)	121,051	2,594,114
Prudential QMA Strategic Value Fund (Class Z)	488,751	7,106,436
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	3,703,284	35,736,690
Prudential Short-Term Corporate Bond Fund, Inc. (Class Q)	59,736	661,280
Prudential Total Return Bond Fund (Class Q)	1,278,342	18,216,367

TOTAL LONG-TERM INVESTMENTS (cost $110,378,568)		128,510,907

SHORT-TERM INVESTMENT 0.9%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $1,176,485)	1,176,485	1,176,485

TOTAL INVESTMENTS(a) 100.0% (cost $111,555,053)		129,687,392
Liabilities in excess of other assets 0.0%		(61,334)

NET ASSETS 100.0%		$129,626,058

The following abbreviation is used in the semiannual report.

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(a)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	19

Prudential Conservative Allocation Fund

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$129,687,392	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocations:

The investment allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2017 were as follows:

Short-Term Bond	23.6%
Intermediate Term Bond	22.1
U.S. Small/Mid Cap	11.6
High Yield Bond	11.4
International Equity	10.2
U.S. Large-Cap Value	6.9
U.S. Large-Cap Growth	5.3
Global Real Estate	5.0%
Long Short	3.0

99.1
Short-Term Investment	0.9
Liabilities in excess of other assets	0.0

100.0%

See Notes to Financial Statements.

20

Prudential Moderate Allocation Fund

Portfolio of Investments (unaudited)

as of March 31, 2017

Description	Shares	Value
LONG-TERM INVESTMENTS 99.2%

AFFILIATED MUTUAL FUNDS
Prudential Absolute Return Bond Fund (Class Q)	853,937	$8,317,346
Prudential Global Real Estate Fund (Class Q)	355,955	8,229,687
Prudential Government Income Fund (Class Q)	522,544	4,974,618
Prudential High Yield Fund (Class Q)	302,862	1,671,798
Prudential Jennison 20/20 Focus Fund (Class Q)	202,101	3,294,253
Prudential Jennison Equity Opportunity Fund (Class Q)	315,060	6,600,502
Prudential Jennison Growth Fund (Class Z)*	148,828	4,954,478
Prudential Jennison International Opportunities Fund (Class Q)	740,017	9,923,623
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)*	128,909	4,965,586
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	8,949	338,893
Prudential Jennison Small Company Fund, Inc. (Class Q)	375,419	9,528,132
Prudential Jennison Value Fund (Class Q)	253,600	4,940,121
Prudential QMA International Equity Fund (Class Q)	2,142,250	14,824,370
Prudential QMA Large-Cap Core Equity Fund (Class Q)	887,655	14,921,480
Prudential QMA Long-Short Equity Fund (Class Z)*	552,102	6,597,621
Prudential QMA Mid-Cap Value Fund (Class Q)	131,492	2,894,133
Prudential QMA Small-Cap Value Fund (Class Q)	250,683	5,372,126
Prudential QMA Strategic Value Fund (Class Z)	905,908	13,171,898
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	2,231,991	21,538,709
Prudential Total Return Bond Fund (Class Q)	1,163,913	16,585,761

TOTAL LONG-TERM INVESTMENTS (cost $129,882,251)		163,645,135

SHORT-TERM INVESTMENT 1.0%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $1,559,217)	1,559,217	1,559,217

TOTAL INVESTMENTS(a) 100.2% (cost $131,441,468)		165,204,352
Liabilities in excess of other assets (0.2)%		(250,301)

NET ASSETS 100.0%		$164,954,051

The following abbreviation is used in the semiannual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(a)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	21

Prudential Moderate Allocation Fund

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$165,204,352	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocations:

The investment allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2017 were as follows:

U.S. Small/Mid Cap	19.8%
International Equity	15.5
Intermediate Term Bond	13.6
U.S. Large-Cap Value	12.9
Short-Term Bond	12.0
U.S. Large-Cap Growth	10.0
High Yield Bond	6.4
Global Real Estate	5.0%
Long Short	4.0

99.2
Short-Term Investment	1.0
Liabilities in excess of other assets	(0.2)

100.0%

See Notes to Financial Statements.

22

Prudential Growth Allocation Fund

Portfolio of Investments (unaudited)

as of March 31, 2017

Description	Shares	Value
LONG-TERM INVESTMENTS 99.2%

AFFILIATED MUTUAL FUNDS
Prudential Absolute Return Bond Fund (Class Q)	49,746	$484,524
Prudential Global Real Estate Fund (Class Q)	209,587	4,845,654
Prudential High Yield Fund (Class Q)	88,490	488,466
Prudential Jennison 20/20 Focus Fund (Class Q)	179,206	2,921,055
Prudential Jennison Equity Opportunity Fund (Class Q)	325,388	6,816,885
Prudential Jennison Growth Fund (Class Z)*	102,343	3,407,002
Prudential Jennison International Opportunities Fund (Class Q)	691,893	9,278,279
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)*	95,096	3,663,106
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	5,450	206,410
Prudential Jennison Small Company Fund, Inc. (Class Q)	317,859	8,067,272
Prudential Jennison Value Fund (Class Q)	162,695	3,169,290
Prudential QMA International Equity Fund (Class Q)	2,038,572	14,106,919
Prudential QMA Large-Cap Core Equity Fund (Class Q)	655,079	11,011,878
Prudential QMA Long-Short Equity Fund (Class Z)*	407,694	4,871,941
Prudential QMA Mid-Cap Value Fund (Class Q)	99,808	2,196,767
Prudential QMA Small-Cap Value Fund (Class Q)	193,728	4,151,600
Prudential QMA Strategic Value Fund (Class Z)	752,228	10,937,396
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	183,155	1,767,446
Prudential Total Return Bond Fund (Class Q)	288,597	4,112,500

TOTAL LONG-TERM INVESTMENTS (cost $73,580,323)		96,504,390

SHORT-TERM INVESTMENT 1.1%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $1,077,651)	1,077,651	1,077,651

TOTAL INVESTMENTS(a) 100.3% (cost $74,657,974)		97,582,041
Liabilities in excess of other assets (0.3)%		(288,432)

NET ASSETS 100.0%		$97,293,609

The following abbreviation is used in the semiannual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(a)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	23

Prudential Growth Allocation Fund

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$97,582,041	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocations:

The investment allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2017 were as follows:

U.S. Small/Mid Cap	27.0%
International Equity	24.8
U.S. Large-Cap Value	17.4
U.S. Large-Cap Growth	13.0
Global Real Estate	5.0
Long Short	5.0
Intermediate Term Bond	4.1
Short-Term Bond	1.5%
High Yield Bond	1.4

99.2
Short-Term Investment	1.1
Liabilities in excess of other assets	(0.3)

100.0%

See Notes to Financial Statements.

24

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Prudential Conservative Allocation Fund

Statement of Assets & Liabilities (unaudited)

as of March 31, 2017

Assets
Affiliated investments (cost $111,555,053)	$129,687,392
Receivable for investments sold	395,000
Dividends receivable	179,965
Receivable for Fund shares sold	33,723
Prepaid expenses	683

Total Assets	130,296,763

Liabilities
Payable for investments purchased	291,197
Payable for Fund shares reacquired	207,841
Accrued expenses	86,811
Distribution fee payable	51,206
Management fee payable	22,269
Affiliated transfer agent fee payable	11,381

Total Liabilities	670,705

Net Assets	$129,626,058

Net assets were comprised of:
Common stock, at par	$10,366
Paid-in capital in excess of par	111,283,319

111,293,685
Undistributed net investment income	1,118
Accumulated net realized gain on investment transactions	198,916
Net unrealized appreciation on investments	18,132,339

Net assets, March 31, 2017	$129,626,058

See Notes to Financial Statements.

26

Class A
Net asset value and redemption price per share ($82,932,480 ÷ 6,623,916 shares of common stock issued and outstanding)	$12.52
Maximum sales charge (5.50% of offering price)	0.73

Maximum offering price to public	$13.25

Class B
Net asset value, offering price and redemption price per share ($11,671,353 ÷ 937,138 shares of common stock issued and outstanding)	$12.45

Class C
Net asset value, offering price and redemption price per share ($26,985,114 ÷ 2,165,585 shares of common stock issued and outstanding)	$12.46

Class R
Net asset value, offering price and redemption price per share ($135,622 ÷ 10,795 shares of common stock issued and outstanding)	$12.56

Class Z
Net asset value, offering price and redemption price per share ($7,901,489 ÷ 628,090 shares of common stock issued and outstanding)	$12.58

See Notes to Financial Statements.

Prudential Asset Allocation Funds	27

Prudential Conservative Allocation Fund

Statement of Operations (unaudited)

Six Months Ended March 31, 2017

Net Investment Income (Loss)
Affiliated dividend income	$1,689,190

Expenses
Management fee	130,017
Distribution fee—Class A	121,425
Distribution fee—Class B	70,714
Distribution fee—Class C	136,284
Distribution fee—Class R	486
Transfer agent’s fees and expenses (including affiliated expense of $25,300)	76,000
Registration fees	40,000
Custodian and accounting fees	34,000
Shareholders’ reports	12,000
Audit fee	12,000
Legal fees and expenses	9,000
Directors’ fees	6,000
Miscellaneous	7,241

Total expenses	655,167
Less: Expense subsidy	(1,208)
Distribution fee waiver-Class A	(20,238)
Distribution fee waiver-Class R	(162)

Net expenses	633,559

Net investment income (loss)	1,055,631

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on affiliated investment transactions	590,804
Net capital gain distributions received	1,470,666

2,061,470

Net change in unrealized appreciation (depreciation) on investments	568,783

Net gain (loss) on investment transactions	2,630,253

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,685,884

See Notes to Financial Statements.

28

Prudential Conservative Allocation Fund

Statement of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2017	Year Ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,055,631	$1,567,044
Net realized gain (loss) on investment transactions	590,804	(2,112,961)
Net capital gain distributions received	1,470,666	3,170,232
Net change in unrealized appreciation (depreciation) on investments	568,783	6,008,273

Net increase (decrease) in net assets resulting from operations	3,685,884	8,632,588

Dividends and Distributions
Dividends from net investment income
Class A	(935,714)	(1,378,069)
Class B	(107,064)	(259,712)
Class C	(209,926)	(305,974)
Class R	(1,294)	(1,462)
Class Z	(94,750)	(128,099)

	(1,348,748)	(2,073,316)

Distributions from net realized gains and capital gain distributions received
Class A	(897,459)	(3,963,183)
Class B	(152,058)	(1,326,261)
Class C	(300,939)	(1,556,854)
Class R	(1,440)	(4,783)
Class Z	(82,721)	(320,891)

	(1,434,617)	(7,171,972)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	6,788,847	27,728,528
Net asset value of shares issued in reinvestment of dividends and distributions	2,663,614	8,541,312
Cost of shares reacquired	(18,086,199)	(39,293,635)

Net increase (decrease) in net assets from Fund share transactions	(8,633,738)	(3,023,795)

Total increase (decrease)	(7,731,219)	(3,636,495)

Net Assets:
Beginning of period	137,357,277	140,993,772

End of period(a)	$129,626,058	$137,357,277

(a) Includes undistributed net investment income of:	$1,118	$294,235

See Notes to Financial Statements.

Prudential Asset Allocation Funds	29

Prudential Moderate Allocation Fund

Statement of Assets & Liabilities (unaudited)

as of March 31, 2017

Assets
Affiliated investments (cost $131,441,468)	$165,204,352
Receivable for investments sold	530,000
Dividends receivable	128,617
Receivable for Fund shares sold	75,851
Prepaid expenses	755

Total Assets	165,939,575

Liabilities
Payable for investments purchased	446,720
Payable for Fund shares reacquired	310,054
Accrued expenses	112,823
Distribution fee payable	65,200
Management fee payable	31,358
Affiliated transfer agent fee payable	19,369

Total Liabilities	985,524

Net Assets	$164,954,051

Net assets were comprised of:
Common stock, at par	$11,629
Paid-in capital in excess of par	130,123,558

130,135,187
Distributions in excess of net investment income	(333,070)
Accumulated net realized gain on investment transactions	1,389,050
Net unrealized appreciation on investments	33,762,884

Net assets, March 31, 2017	$164,954,051

See Notes to Financial Statements.

30

Class A
Net asset value and redemption price per share ($116,746,059 ÷ 8,215,011 shares of common stock issued and outstanding)	$14.21
Maximum sales charge (5.50% of offering price)	0.83

Maximum offering price to public	$15.04

Class B
Net asset value, offering price and redemption price per share ($18,433,900 ÷ 1,305,953 shares of common stock issued and outstanding)	$14.12

Class C
Net asset value, offering price and redemption price per share ($27,096,931 ÷ 1,920,226 shares of common stock issued and outstanding)	$14.11

Class R
Net asset value, offering price and redemption price per share ($8,966 ÷ 634.6 shares of common stock issued and outstanding)	$14.13

Class Z
Net asset value, offering price and redemption price per share ($2,668,195 ÷ 187,660 shares of common stock issued and outstanding)	$14.22

See Notes to Financial Statements.

Prudential Asset Allocation Funds	31

Prudential Moderate Allocation Fund

Statement of Operations (unaudited)

Six Months Ended March 31, 2017

Net Investment Income (Loss)
Affiliated dividend income	$1,983,924

Expenses
Management fee	161,602
Distribution fee—Class A	163,146
Distribution fee—Class B	112,723
Distribution fee—Class C	137,413
Distribution fee—Class R	31
Transfer agent’s fees and expenses (including affiliated expense of $42,100)	123,000
Registration fees	42,000
Custodian and accounting fees	31,000
Shareholders’ reports	13,000
Audit fee	12,000
Legal fees and expenses	10,000
Directors’ fees	6,000
Miscellaneous	7,010

Total expenses	818,925
Less: Expense subsidy	(1,595)
Distribution fee waiver—Class A	(27,192)
Distribution fee waiver—Class R	(10)

Net expenses	790,128

Net investment income (loss)	1,193,796

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain on affiliated investment transactions	1,169,941
Net capital gain distributions received	3,051,175

4,221,116

Net change in unrealized appreciation (depreciation) on investments	3,244,493

Net gain (loss) on investment transactions	7,465,609

Net Increase (Decrease) In Net Assets Resulting From Operations	$8,659,405

See Notes to Financial Statements.

32

Prudential Moderate Allocation Fund

Statement of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2017	Year Ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,193,796	$1,076,720
Net realized gain (loss) on investment transactions	1,169,941	(2,723,632)
Net capital gain distributions received	3,051,175	6,182,151
Net change in unrealized appreciation (depreciation) on investments	3,244,493	7,584,017

Net increase (decrease) in net assets resulting from operations	8,659,405	12,119,256

Dividends and Distributions
Dividends from net investment income
Class A	(1,266,793)	(1,482,352)
Class B	(97,019)	(258,894)
Class C	(124,143)	(227,324)
Class R	(79)	(47)
Class Z	(38,832)	(65,766)

	(1,526,866)	(2,034,383)

Distributions from net realized gains and capital gain distributions received
Class A	(2,451,148)	(6,166,331)
Class B	(483,523)	(2,224,171)
Class C	(618,707)	(1,952,947)
Class R	(193)	(239)
Class Z	(62,254)	(233,128)

	(3,615,825)	(10,576,816)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	9,412,325	11,792,383
Net asset value of shares issued in reinvestment of dividends and distributions	4,977,833	12,128,699
Cost of shares reacquired	(16,126,384)	(29,662,108)

Net increase (decrease) in net assets from Fund share transactions	(1,736,226)	(5,741,026)

Total increase (decrease)	1,780,488	(6,232,969)

Net Assets:
Beginning of period	163,173,563	169,406,532

End of period	$164,954,051	$163,173,563

See Notes to Financial Statements.

Prudential Asset Allocation Funds	33

Prudential Growth Allocation Fund

Statement of Assets & Liabilities (unaudited)

as of March 31, 2017

Assets
Affiliated investments (cost $74,657,974)	$97,582,041
Receivable for investments sold	285,000
Receivable for Fund shares sold	159,665
Dividends receivable	18,604
Prepaid expenses	523

Total Assets	98,045,833

Liabilities
Payable for investments purchased	379,787
Payable for Fund shares reacquired	205,290
Accrued expenses	109,255
Distribution fee payable	35,650
Affiliated transfer agent fee payable	17,961
Management fee payable	4,281

Total Liabilities	752,224

Net Assets	$97,293,609

Net assets were comprised of:
Common stock, at par	$5,935
Paid-in capital in excess of par	74,268,066

74,274,001
Distributions in excess of net investment income	(187,149)
Accumulated net realized gain on investment transactions	282,690
Net unrealized appreciation on investments	22,924,067

Net assets, March 31, 2017	$97,293,609

See Notes to Financial Statements.

34

Class A
Net asset value and redemption price per share ($71,311,873 ÷ 4,307,524 shares of common stock issued and outstanding)	$16.56
Maximum sales charge (5.50% of offering price)	0.96

Maximum offering price to public	$17.52

Class B
Net asset value, offering price and redemption price per share ($10,621,866 ÷ 668,435 shares of common stock issued and outstanding)	$15.89

Class C
Net asset value, offering price and redemption price per share ($13,288,330 ÷ 835,217 shares of common stock issued and outstanding)	$15.91

Class R
Net asset value, offering price and redemption price per share ($26,367 ÷ 1,605 shares of common stock issued and outstanding)	$16.43

Class Z
Net asset value, offering price and redemption price per share ($2,045,173 ÷ 122,095 shares of common stock issued and outstanding)	$16.75

See Notes to Financial Statements.

Prudential Asset Allocation Funds	35

Prudential Growth Allocation Fund

Statement of Operations (unaudited)

Six Months Ended March 31, 2017

Net Investment Income (Loss)
Affiliated dividend income	$1,104,631

Expenses
Management fee	93,641
Distribution fee—Class A	100,217
Distribution fee—Class B	61,056
Distribution fee—Class C	63,610
Distribution fee—Class R	92
Transfer agent’s fees and expenses (including affiliated expense of $38,400)	100,000
Registration fees	43,000
Custodian and accounting fees	30,000
Shareholders’ reports	12,000
Audit fee	11,000
Legal fees and expenses	9,000
Directors’ fees	5,000
Miscellaneous	7,992

Total expenses	536,608
Less: Expense subsidy	(77,524)
Distribution fee waiver—Class A	(16,703)
Distribution fee waiver—Class R	(31)

Net expenses	442,350

Net investment income (loss)	662,281

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on affiliated investment transactions	496,482
Net capital gain distributions received	2,297,389

2,793,871

Net change in unrealized appreciation (depreciation) on investments	3,759,472

Net gain (loss) on investment transactions	6,553,343

Net Increase (Decrease) In Net Assets Resulting From Operations	$7,215,624

See Notes to Financial Statements.

36

Prudential Growth Allocation Fund

Statement of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2017	Year Ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$662,281	$238,792
Net realized gain (loss) on investment transactions	496,482	(1,891,066)
Net capital gain distributions received	2,297,389	4,583,473
Net change in unrealized appreciation (depreciation) on investments	3,759,472	4,816,236

Net increase (decrease) in net assets resulting from operations	7,215,624	7,747,435

Dividends and Distributions
Dividends from net investment income
Class A	(720,738)	(599,248)
Class B	(50,040)	(46,741)
Class C	(54,686)	(32,631)
Class R	(210)	(24)
Class Z	(23,756)	(24,860)

	(849,430)	(703,504)

Distributions from net realized gains and capital gain distributions received
Class A	(1,903,452)	(5,198,938)
Class B	(346,254)	(1,592,057)
Class C	(378,406)	(1,111,445)
Class R	(712)	(283)
Class Z	(51,505)	(171,108)

	(2,680,329)	(8,073,831)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	4,858,651	9,248,590
Net asset value of shares issued in reinvestment of dividends and distributions	3,441,557	8,531,587
Cost of shares reacquired	(7,398,293)	(13,852,245)

Net increase (decrease) in net assets from Fund share transactions	901,915	3,927,932

Total increase (decrease)	4,587,780	2,898,032

Net Assets:
Beginning of period	92,705,829	89,807,797

End of period	$97,293,609	$92,705,829

See Notes to Financial Statements.

Prudential Asset Allocation Funds	37

Notes to Financial Statements (unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company was incorporated in Maryland on August 10, 1995 and consists of six series (“Fund” or “Funds”): Prudential Jennison Equity Opportunity Fund, Prudential Jennison Growth Fund and Prudential Balanced Fund which are diversified funds and Prudential Conservative Allocation Fund (“Conservative Allocation Fund”), Prudential Moderate Allocation Fund (“Moderate Allocation Fund”) and Prudential Growth Allocation Fund (“Growth Allocation Fund”) which are non-diversified funds. These financial statements relate to the Conservative Allocation Fund, Moderate Allocation Fund and Growth Allocation Fund (collectively referred to as the “Allocation Funds”).

The Conservative Allocation Fund’s investment objective is current income and a reasonable level of capital appreciation. The Moderate Allocation Fund’s investment objective is capital appreciation and a reasonable level of current income. The Growth Allocation Fund’s investment objective is long-term capital appreciation. Each Fund in the Allocation Funds is typically referred to as a “Fund of Funds” because it invests in other mutual funds. The Allocation Funds may also invest directly in U.S. Government securities and money market instruments for cash management purposes or when assuming a defensive position.

Note 1. Accounting Policies

The Allocation Funds follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Company and the Allocation Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Allocation Funds hold securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Allocation Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed

38

representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each of the Allocation Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolios of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual and such expenses exclude those of the underlying funds. Expenses on the underlying funds are reflected in the net asset values of those funds. The Company’s expenses are allocated to the respective portfolio on the basis of relative net assets except the expenses that are charged directly at the portfolio or class level.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Conservative Allocation Fund expects to pay dividends from net investment income quarterly and distributions from net realized gains, if any, annually. The Moderate Allocation Fund and the Growth Allocation Fund expect to pay dividends from net investment income and distributions from net realized gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted

Prudential Asset Allocation Funds	39

Notes to Financial Statements (unaudited) (continued)

accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: It is each of the Allocation Funds’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company, on behalf of the Allocation Funds, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA furnishes investment advisory services in connection with the management of the Allocation Funds. In connection therewith, QMA is obligated to keep certain books and records of the Allocation Funds. PGIM Investments pays for the services of QMA, the cost of compensation of officers of the Allocation Funds, occupancy and certain clerical and bookkeeping costs of the Allocation Funds. The Allocation Funds bear all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of .20% of each of the Allocation Funds’ average daily net assets up to $5 billion and .175% of average daily net assets in excess of $5 billion. The effective management fee rate, before any waivers and/or expense reimbursement for each of the Allocation Funds was .20% for the six months ended March 31, 2017. The effective management fee rates net of waivers and/or expense reimbursement were .20%, .20% and .03% for the Conservative, Moderate and Growth Allocation Funds, respectively.

The Company, on behalf of the Allocation Funds, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Allocation Funds. The

40

Allocation Funds compensate PIMS for distributing and servicing the Allocation Funds’ Class A, B, C and R shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Allocation Funds.

Pursuant to the Distribution Plans, the Allocation Funds compensate PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS has contractually agreed through January 31, 2018 to limit such expenses to .25% and .50% of the average daily net assets of the Class A and Class R shares, respectively.

PGIM Investments has contractually agreed through January 31, 2018 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of shares of the Allocation Funds to .50% of each Allocation Funds’ average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

PIMS has advised the Allocation Funds of its receipt of front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2017. These amounts were as follows:

Fund	Class A
Conservative Allocation Fund	$87,254
Moderate Allocation Fund	123,187
Growth Allocation Fund	110,621

From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Allocation Funds of its receipt of contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders for the six months ended March 31, 2017. These amounts were as follows:

Fund	Class A	Class B	Class C
Conservative Allocation Fund	$—	$3,783	$1,856
Moderate Allocation Fund	—	5,854	1,307
Growth Allocation Fund	—	3,340	432

PGIM Investments, QMA and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Prudential Asset Allocation Funds	41

Notes to Financial Statements (unaudited) (continued)

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Allocation Funds may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. The Allocation Funds may also invest in other affiliated mutual funds. Earnings from the Core Fund and other affiliated mutual funds are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities, (excluding short-term investments and U.S. Treasury securities), for the six months ended March 31, 2017, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Conservative Allocation Fund	$15,482,103	$24,358,000
Moderate Allocation Fund	20,825,064	23,410,000
Growth Allocation Fund	12,158,697	11,800,000

42

A summary of the aggregate cost of purchases and proceeds from sales of shares of affiliated mutual funds, other than short-term investments, dividend income and capital gain distributions received for the six months ended March 31, 2017 is presented as follows:

Conservative Allocation Fund:

Affiliated Mutual Funds	Value, beginning of period	Cost of Purchases	Exchange	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, ending of period
Prudential Absolute Return Bond Fund (Class Q)	$5,509,109	$3,991,022	$—	$(555,000)	$100,563	$—	$9,101,731
Prudential Global Real Estate Fund (Class Q)	6,872,587	303,382	—	(230,000)	135,572	77,810	6,458,388
Prudential Government Income Fund (Class Q)	9,738,162	416,803	—	(2,050,000)	67,031	—	7,814,191
Prudential High Yield Fund (Class Q)	2,763,355	95,298	—	(280,000)	85,322	—	2,608,503
Prudential Jennison 20/20 Focus Fund (Class Q)	1,401,394	126,816	—	(225,000)	2,752	104,064	1,296,982
Prudential Jennison Equity Opportunity Fund (Class Q)	2,787,531	247,419	—	(610,000)	27,984	164,435	2,585,015
Prudential Jennison Growth Fund (Class Z)	3,132,157	158,003	—	(515,000)	—	108,003	2,912,845
Prudential Jennison International Opportunities Fund (Class Q)	5,527,556	460,761	—	(885,000)	15,761	—	5,192,172
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)	2,100,579	146,380	—	(365,000)	—	116,380	1,945,812
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	24,976	243,135	—	(15,000)	3,135	—	259,810
Prudential Jennison Small Company Fund, Inc. (Class Q)	4,847,150	366,398	—	(960,000)	43,500	197,898	4,547,006
Prudential Jennison Value Fund (Class Q)	1,412,402	79,973	—	(300,000)	20,437	39,535	1,301,127
Prudential QMA International Equity Fund (Class Q)	—	70,000	5,958,015	(763,000)	—	—	7,747,702
Prudential QMA International Equity Fund (Class Z)	8,268,364	341,846	(5,958,015)	(550,000)	176,846	—	—
Prudential QMA Large-Cap Core Equity Fund (Class Q)	—	65,000	2,995,149	(240,000)	—	—	4,917,882
Prudential QMA Large-Cap Core Equity Fund (Class Z)	5,272,822	293,913	(2,995,149)	(680,000)	55,961	197,953	—
Prudential QMA Long-Short Equity Fund (Class Z)	4,157,607	161,420	—	(610,000)	—	61,420	3,883,508

Prudential Asset Allocation Funds	43

Notes to Financial Statements (unaudited) (continued)

Conservative Allocation Fund (cont’d.):

Affiliated Mutual Funds	Value, beginning of period	Cost of Purchases	Exchange	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, ending of period
Prudential QMA Mid-Cap Value Fund (Class Q)	$3,113,109	$122,978	$—	$(1,880,000)	$24,689	$28,290	$1,623,346
Prudential QMA Small-Cap Value Fund (Class Q)	1,384,793	1,450,421	—	(490,000)	43,817	6,604	2,594,114
Prudential QMA Strategic Value Fund (Class Z)	7,593,704	617,865	—	(1,830,000)	103,140	181,725	7,106,436
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	33,544,750	4,862,150	—	(2,445,000)	471,692	—	35,736,690
Prudential Short-Term Corporate Bond Fund, Inc. (Class Q)	700,630	8,946	—	(40,000)	8,951	—	661,280
Prudential Total Return Bond Fund (Class Q)	26,074,480	852,174	—	(7,840,000)	296,109	186,549	18,216,367

	$136,227,217	$15,482,103	$—	$(24,358,000)	$1,683,262	$1,470,666	$128,510,907

Moderate Allocation Fund:

Affiliated Mutual Funds	Value, beginning of period	Cost of Purchases	Exchange	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, ending of period
Prudential Absolute Return Bond Fund (Class Q)	$3,283,950	$5,126,417	$—	$(245,000)	$85,729	$—	$8,317,346
Prudential Global Real Estate Fund (Class Q)	8,148,068	720,718	—	(60,000)	168,289	97,429	8,229,687
Prudential Government Income Fund (Class Q)	4,889,394	420,124	—	(180,000)	40,160	—	4,974,618
Prudential High Yield Fund (Class Q)	1,664,755	113,159	—	(125,000)	53,131	—	1,671,798
Prudential Jennison 20/20 Focus Fund (Class Q)	3,290,333	330,344	—	(310,000)	6,966	263,377	3,294,253
Prudential Jennison Equity Opportunity Fund (Class Q)	6,597,417	622,079	—	(1,000,000)	70,110	411,969	6,600,502
Prudential Jennison Growth Fund (Class Z)	4,952,479	339,093	—	(575,000)	—	179,093	4,954,478

44

Moderate Allocation Fund (cont’d.):

Affiliated Mutual Funds	Value, beginning of period	Cost of Purchases	Exchange	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, ending of period
Prudential Jennison International Opportunities Fund (Class Q)	$9,816,788	$1,174,055	$—	$(1,285,000)	$29,055	$—	$9,923,623
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)	4,954,150	405,765	—	(555,000)	—	290,765	4,965,586
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	51,570	298,952	—	(20,000)	3,952	—	338,893
Prudential Jennison Small Company Fund, Inc. (Class Q)	9,439,756	837,015	—	(1,340,000)	89,562	407,453	9,528,132
Prudential Jennison Value Fund (Class Q)	4,942,754	288,052	—	(690,000)	76,012	147,040	4,940,121
Prudential QMA International Equity Fund (Class Q)	—	150,000	11,353,193	(1,295,000)	—	—	14,824,370
Prudential QMA International Equity Fund (Class Z)	14,696,424	1,000,352	(11,353,193)	(475,000)	325,352	—	—
Prudential QMA Large-Cap Core Equity Fund (Class Q)	—	140,000	9,558,590	(490,000)	—	—	14,921,480
Prudential QMA Large-Cap Core Equity Fund (Class Z)	14,856,370	1,005,762	(9,558,590)	(1,200,000)	166,564	589,198	—
Prudential QMA Long-Short Equity Fund (Class Z)	6,560,086	392,577	—	(640,000)	—	102,577	6,597,621
Prudential QMA Mid-Cap Value Fund (Class Q)	5,744,717	183,221	—	(3,520,000)	43,442	49,779	2,894,133
Prudential QMA Small-Cap Value Fund (Class Q)	2,470,875	3,046,731	—	(610,000)	88,406	13,325	5,372,126
Prudential QMA Strategic Value Fund (Class Z)	13,110,048	1,068,807	—	(2,275,000)	187,843	330,965	13,171,898
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	21,191,678	1,664,470	—	(1,175,000)	284,336	—	21,538,709
Prudential Total Return Bond Fund (Class Q)	21,154,025	1,497,371	—	(5,345,000)	259,259	168,205	16,585,761

	$161,815,637	$20,825,064	$—	$(23,410,000)	$1,978,168	$3,051,175	$163,645,135

Prudential Asset Allocation Funds	45

Notes to Financial Statements (unaudited) (continued)

Growth Allocation Fund:

Affiliated Mutual Funds	Value, beginning of period	Cost of Purchases	Exchange	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, ending of period
Prudential Absolute Return Bond Fund (Class Q)	$471,677	$15,761	$—	$(10,000)	$5,762	$—	$484,524
Prudential Global Real Estate Fund (Class Q)	4,620,618	552,153	—	—	96,278	55,875	4,845,654
Prudential High Yield Fund (Class Q)	472,524	80,297	—	(70,000)	15,281	—	488,466
Prudential Jennison 20/20 Focus Fund (Class Q)	2,795,153	301,732	—	(165,000)	5,971	225,760	2,921,055
Prudential Jennison Equity Opportunity Fund (Class Q)	6,527,068	613,292	—	(715,000)	70,286	413,006	6,816,885
Prudential Jennison Growth Fund (Class Z)	3,262,175	259,723	—	(280,000)	—	119,723	3,407,002
Prudential Jennison International Opportunities Fund (Class Q)	8,806,332	1,371,776	—	(1,120,000)	26,776	—	9,278,279
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)	3,499,253	272,701	—	(230,000)	—	207,701	3,663,106
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	61,007	162,381	—	(20,000)	2,381	—	206,410
Prudential Jennison Small Company Fund, Inc. (Class Q)	7,673,338	604,156	—	(710,000)	73,730	335,426	8,067,272
Prudential Jennison Value Fund (Class Q)	3,039,633	204,464	—	(325,000)	47,527	91,937	3,169,290
Prudential QMA International Equity Fund (Class Q)	—	270,000	11,260,270	(1,040,000)	—	—	14,106,919
Prudential QMA International Equity Fund (Class Z)	13,403,564	965,484	(11,260,270)	(200,000)	305,484	—	—
Prudential QMA Large-Cap Core Equity Fund (Class Q)	—	215,000	6,811,504	(240,000)	—	—	11,011,878
Prudential QMA Large-Cap Core Equity Fund (Class Z)	10,517,953	540,018	(6,811,504)	(470,000)	119,016	421,002	—

46

Growth Allocation Fund (cont’d.):

Affiliated Mutual Funds	Value, beginning of period	Cost of Purchases	Exchange	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, ending of period
Prudential QMA Long-Short Equity Fund (Class Z)	$4,637,550	$263,571	$—	$(235,000)	$—	$73,571	$4,871,941
Prudential QMA Mid-Cap Value Fund (Class Q)	4,192,417	149,029	—	(2,505,000)	32,169	36,860	2,196,767
Prudential QMA Small-Cap Value Fund (Class Q)	1,862,156	2,276,552	—	(340,000)	66,525	10,027	4,151,600
Prudential QMA Strategic Value Fund (Class Z)	10,486,671	943,805	—	(1,525,000)	151,636	267,170	10,937,396
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	282,274	1,513,871	—	(30,000)	18,652	—	1,767,446
Prudential Total Return Bond Fund (Class Q)	5,278,376	582,931	—	(1,570,000)	63,634	39,331	4,112,500

	$91,889,739	$12,158,697	$—	$(11,800,000)	$1,101,108	$2,297,389	$96,504,390

Note 5. Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation as of March 31, 2017 were as follows:

	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund
Tax Basis	$113,391,362	$134,252,039	$77,132,197

Appreciation	17,035,562	31,452,178	20,451,992
Depreciation	(739,532)	(499,865)	(2,148)

Net Unrealized Appreciation	$16,296,030	$30,952,313	$20,449,844

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Allocation Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Allocation Funds’ financial statements for the current reporting period. The Allocation Funds’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Allocation Funds offer Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase

Prudential Asset Allocation Funds	47

Notes to Financial Statements (unaudited) (continued)

Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Allocation Funds to one or more other share classes of the Allocation Funds as presented in the table of transactions in shares of common stock.

There are 6 billion shares of $.001 par value of common stock of the Company authorized which are divided into six series. The Conservative Allocation Fund, comprising one of the six series, has seven classes, designated Class A, Class B, Class C, Class Q, Class R, Class T and Class Z, which consists of 125 million, 10 million, 125 million, 235 million, 165 million, 75 million and 235 million authorized shares, respectively. The Moderate Allocation Fund, comprising one of the six series, has seven classes, designated Class A, Class B, Class C, Class Q, Class R, Class T and Class Z, which consists of 125 million, 10 million, 130 million, 250 million, 160 million, 75 million and 250 million authorized shares, respectively. The Growth Allocation Fund, comprising one of the six series, has seven classes, designated Class A, Class B, Class C, Class Q, Class R, Class T and Class Z, which consists of 125 million, 5 million, 125 million, 250 million, 150 million, 75 million and 250 million authorized shares, respectively. Each of the Allocation Funds does not have any Class Q shares or Class T shares outstanding.

As of March 31, 2017, PGIM Investments owned 291, 263 and 224 shares of Class R shares of the Conservative Allocation Fund, Moderate Allocation Fund and Growth Allocation Fund, respectively. In addition two, two and two shareholders of record held 44%, 44% and 37% of the Conservative Allocation, Moderate Allocation and Growth Allocation Funds’ outstanding shares, respectively.

48

Transactions in shares of common stock were as follows:

Conservative Allocation Fund:

Class A	Shares	Amount
Six months ended March 31, 2017:
Shares sold	379,618	$4,683,378
Shares issued in reinvestment of dividends and distributions	147,193	1,791,215
Shares reacquired	(973,079)	(11,996,735)

Net increase (decrease) in shares outstanding before conversion	(446,268)	(5,522,142)
Shares issued upon conversion from other share class(es)	260,121	3,230,763
Shares reacquired upon conversion into other share class(es)	(42,057)	(520,462)

Net increase (decrease) in shares outstanding	(228,204)	$(2,811,841)

Year ended September 30, 2016:
Shares sold	1,697,517	$20,570,532
Shares issued in reinvestment of dividends and distributions	417,351	4,979,388
Shares reacquired	(1,776,935)	(21,476,871)

Net increase (decrease) in shares outstanding before conversion	337,933	4,073,049
Shares issued upon conversion from other share class(es)	817,774	9,959,646
Shares reacquired upon conversion into other share class(es)	(170,108)	(2,057,937)

Net increase (decrease) in shares outstanding	985,599	$11,974,758

Class B
Six months ended March 31, 2017:
Shares sold	4,347	$53,020
Shares issued in reinvestment of dividends and distributions	19,400	235,047
Shares reacquired	(127,871)	(1,569,506)

Net increase (decrease) in shares outstanding before conversion	(104,124)	(1,281,439)
Shares reacquired upon conversion into other share class(es)	(261,248)	(3,230,416)

Net increase (decrease) in shares outstanding	(365,372)	$(4,511,855)

Year ended September 30, 2016:
Shares sold	26,898	$323,341
Shares issued in reinvestment of dividends and distributions	121,637	1,443,591
Shares reacquired	(450,540)	(5,466,348)

Net increase (decrease) in shares outstanding before conversion	(302,005)	(3,699,416)
Shares reacquired upon conversion into other share class(es)	(818,565)	(9,922,957)

Net increase (decrease) in shares outstanding	(1,120,570)	$(13,622,373)

Prudential Asset Allocation Funds	49

Notes to Financial Statements (unaudited) (continued)

Conservative Allocation Fund (cont’d.):

Class C	Shares	Amount
Six months ended March 31, 2017:
Shares sold	134,323	$1,647,471
Shares issued in reinvestment of dividends and distributions	38,221	463,448
Shares reacquired	(292,192)	(3,591,913)

Net increase (decrease) in shares outstanding before conversion	(119,648)	(1,480,994)
Shares reacquired upon conversion into other share class(es)	(4,203)	(51,982)

Net increase (decrease) in shares outstanding	(123,851)	$(1,532,976)

Year ended September 30, 2016:
Shares sold	454,934	$5,440,412
Shares issued in reinvestment of dividends and distributions	141,187	1,675,516
Shares reacquired	(771,588)	(9,309,151)

Net increase (decrease) in shares outstanding before conversion	(175,467)	(2,193,223)
Shares reacquired upon conversion into other share class(es)	(35,354)	(427,989)

Net increase (decrease) in shares outstanding	(210,821)	$(2,621,212)

Class R
Six months ended March 31, 2017:
Shares sold	1,406	$17,404
Shares issued in reinvestment of dividends and distributions	224	2,735
Shares reacquired	(36)	(437)

Net increase (decrease) in shares outstanding	1,594	$19,702

Year ended September 30, 2016:
Shares sold	1,915	$23,678
Shares issued in reinvestment of dividends and distributions	522	6,245
Shares reacquired	(1,812)	(22,898)

Net increase (decrease) in shares outstanding	625	$7,025

Class Z
Six months ended March 31, 2017:
Shares sold	31,324	$387,574
Shares issued in reinvestment of dividends and distributions	14,004	171,169
Shares reacquired	(74,781)	(927,608)

Net increase (decrease) in shares outstanding before conversion	(29,453)	(368,865)
Shares issued upon conversion from other share class(es)	46,021	572,097

Net increase (decrease) in shares outstanding	16,568	$203,232

Year ended September 30, 2016:
Shares sold	112,034	$1,370,565
Shares issued in reinvestment of dividends and distributions	36,406	436,572
Shares reacquired	(248,765)	(3,018,367)

Net increase (decrease) in shares outstanding before conversion	(100,325)	(1,211,230)
Shares issued upon conversion from other shares class(es)	201,418	2,449,237

Net increase (decrease) in shares outstanding	101,093	$1,238,007

50

Moderate Allocation Fund:

Class A	Shares	Amount
Six months ended March 31, 2017:
Shares sold	535,520	$7,470,060
Shares issued in reinvestment of dividends and distributions	267,043	3,655,812
Shares reacquired	(676,171)	(9,406,768)

Net increase (decrease) in shares outstanding before conversion	126,392	1,719,104
Shares issued upon conversion from other share class(es)	468,542	6,630,173
Shares reacquired upon conversion into other share class(es)	(4,015)	(56,279)

Net increase (decrease) in shares outstanding	590,919	$8,292,998

Year ended September 30, 2016:
Shares sold	611,139	$8,263,316
Shares issued in reinvestment of dividends and distributions	562,569	7,476,540
Shares reacquired	(1,197,334)	(16,221,748)

Net increase (decrease) in shares outstanding before conversion	(23,626)	(481,892)
Shares issued upon conversion from other share class(es)	727,165	9,871,524
Shares reacquired upon conversion into other share class(es)	(14,551)	(198,659)

Net increase (decrease) in shares outstanding	688,988	$9,190,973

Class B
Six months ended March 31, 2017:
Shares sold	9,496	$131,779
Shares issued in reinvestment of dividends and distributions	42,026	572,398
Shares reacquired	(117,071)	(1,613,462)

Net increase (decrease) in shares outstanding before conversion	(65,549)	(909,285)
Shares reacquired upon conversion into other share class(es)	(471,102)	(6,607,380)

Net increase (decrease) in shares outstanding	(536,651)	$(7,516,665)

Year ended September 30, 2016:
Shares sold	20,947	$280,131
Shares issued in reinvestment of dividends and distributions	185,447	2,453,468
Shares reacquired	(388,305)	(5,227,791)

Net increase (decrease) in shares outstanding before conversion	(181,911)	(2,494,192)
Shares reacquired upon conversion into other share class(es)	(729,254)	(9,818,490)

Net increase (decrease) in shares outstanding	(911,165)	$(12,312,682)

Class C
Six months ended March 31, 2017:
Shares sold	124,255	$1,709,859
Shares issued in reinvestment of dividends and distributions	47,997	653,717
Shares reacquired	(300,700)	(4,155,777)

Net increase (decrease) in shares outstanding before conversion	(128,448)	(1,792,201)
Shares reacquired upon conversion into other share class(es)	(4,798)	(66,207)

Net increase (decrease) in shares outstanding	(133,246)	$(1,858,408)

Year ended September 30, 2016:
Shares sold	187,282	$2,491,966
Shares issued in reinvestment of dividends and distributions	144,287	1,908,920
Shares reacquired	(506,786)	(6,714,757)

Net increase (decrease) in shares outstanding before conversion	(175,217)	(2,313,871)
Shares reacquired upon conversion into other share class(es)	(4,290)	(56,207)

Net increase (decrease) in shares outstanding	(179,507)	$(2,370,078)

Prudential Asset Allocation Funds	51

Notes to Financial Statements (unaudited) (continued)

Moderate Allocation Fund (cont’d.):

Class R	Shares	Amount
Six months ended March 31, 2017:
Shares sold	322.0	$4,427
Shares issued in reinvestment of dividends and distributions	19.9	271

Net increase (decrease) in shares outstanding	341.9	$4,698

Year ended September 30, 2016:
Shares issued in reinvestment of dividends and distributions	21.7	288

Net increase (decrease) in shares outstanding	21.7	$288

Class Z
Six months ended March 31, 2017:
Shares sold	6,836	$96,200
Shares issued in reinvestment of dividends and distributions	6,991	95,635
Shares reacquired	(68,672)	(950,377)

Net increase (decrease) in shares outstanding before conversion	(54,845)	(758,542)
Shares issued upon conversion from other share class(es)	7,124	99,693

Net increase (decrease) in shares outstanding	(47,721)	$(658,849)

Year ended September 30, 2016:
Shares sold	54,203	$756,970
Shares issued in reinvestment of dividends and distributions	21,798	289,483
Shares reacquired	(112,743)	(1,497,812)

Net increase (decrease) in shares outstanding before conversion	(36,742)	(451,359)
Shares issued upon conversion from other shares class(es)	14,753	201,832

Net increase (decrease) in shares outstanding	(21,989)	$(249,527)

52

Growth Allocation Fund:

Class A	Shares	Amount
Six months ended March 31, 2017:
Shares sold	214,890	$3,467,112
Shares issued in reinvestment of dividends and distributions	162,185	2,559,286
Shares reacquired	(311,364)	(5,009,989)

Net increase (decrease) in shares outstanding before conversion	65,711	1,016,409
Shares issued upon conversion from other share class(es)	178,857	2,943,218
Shares reacquired upon conversion into other share class(es)	(16,695)	(272,083)

Net increase (decrease) in shares outstanding	227,873	$3,687,544

Year ended September 30, 2016:
Shares sold	415,136	$6,392,006
Shares issued in reinvestment of dividends and distributions	370,831	5,658,883
Shares reacquired	(537,893)	(8,293,098)

Net increase (decrease) in shares outstanding before conversion	248,074	3,757,791
Shares issued upon conversion from other share class(es)	279,236	4,330,334
Shares reacquired upon conversion into other share class(es)	(9,884)	(159,112)

Net increase (decrease) in shares outstanding	517,426	$7,929,013

Class B
Six months ended March 31, 2017:
Shares sold	10,584	$164,352
Shares issued in reinvestment of dividends and distributions	25,952	393,955
Shares reacquired	(55,183)	(854,986)

Net increase (decrease) in shares outstanding before conversion	(18,647)	(296,679)
Shares reacquired upon conversion into other share class(es)	(185,785)	(2,930,165)

Net increase (decrease) in shares outstanding	(204,432)	$(3,226,844)

Year ended September 30, 2016:
Shares sold	17,180	$243,509
Shares issued in reinvestment of dividends and distributions	110,352	1,623,272
Shares reacquired	(166,081)	(2,478,054)

Net increase (decrease) in shares outstanding before conversion	(38,549)	(611,273)
Shares reacquired upon conversion into other share class(es)	(290,672)	(4,330,334)

Net increase (decrease) in shares outstanding	(329,221)	$(4,941,607)

Class C
Six months ended March 31, 2017:
Shares sold	57,670	$893,151
Shares issued in reinvestment of dividends and distributions	27,408	416,595
Shares reacquired	(59,841)	(923,173)

Net increase (decrease) in shares outstanding before conversion	25,237	386,573
Shares reacquired upon conversion into other share class(es)	(5,515)	(86,300)

Net increase (decrease) in shares outstanding	19,722	$300,273

Year ended September 30, 2016:
Shares sold	140,335	$2,093,947
Shares issued in reinvestment of dividends and distributions	73,072	1,075,615
Shares reacquired	(156,885)	(2,332,276)

Net increase (decrease) in shares outstanding before conversion	56,522	837,286
Shares reacquired upon conversion into other share class(es)	(14,606)	(232,161)

Net increase (decrease) in shares outstanding	41,916	$605,125

Prudential Asset Allocation Funds	53

Notes to Financial Statements (unaudited) (continued)

Growth Allocation Fund (cont’d.):

Class R	Shares	Amount
Six months ended March 31, 2017:
Shares sold	671.8	$10,558
Shares issued in reinvestment of dividends and distributions	58.9	923

Net increase (decrease) in shares outstanding	730.7	$11,481

Year ended September 30, 2016:
Shares sold	658.0	$9,900
Shares issued in reinvestment of dividends and distributions	20.3	308

Net increase (decrease) in shares outstanding	678.3	$10,208

Class Z
Six months ended March 31, 2017:
Shares sold	19,676	$323,478
Shares issued in reinvestment of dividends and distributions	4,436	70,798
Shares reacquired	(37,314)	(610,145)

Net increase (decrease) in shares outstanding before conversion	(13,202)	(215,869)
Shares issued upon conversion from other share class(es)	20,950	345,330

Net increase (decrease) in shares outstanding	7,748	$129,461

Year ended September 30, 2016:
Shares sold	31,669	$509,228
Shares issued in reinvestment of dividends and distributions	11,252	173,509
Shares reacquired	(48,526)	(748,817)

Net increase (decrease) in shares outstanding before conversion	(5,605)	(66,080)
Shares issued upon conversion from other shares class(es)	23,665	391,273

Net increase (decrease) in shares outstanding	18,060	$325,193

Note 7. Borrowings

The Company, on behalf of the Allocation Funds, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. Prior to October 6, 2016, the Funds had a prior SCA that provided a commitment of $900 million in which the Funds paid an annualized commitment fee of .11% of the unused portion of the prior SCA. For the SCA and the prior SCA, each Allocation Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under each SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

54

The Allocation Funds did not utilize the SCA during the six months ended March 31, 2017.

Note 8. Dividends to Shareholders

Subsequent to the six months ended March 31, 2017, the Conservative Allocation Fund declared ordinary income dividends on April 12, 2017 to shareholders of record on April 13, 2017. The ex-date was April 17, 2017. The per share amounts declared were as follows:

Ordinary Income
Class A	$0.02994
Class B	$0.00486
Class C	$0.00486
Class R	$0.02145
Class Z	$0.03833

Note 9. Recent Accounting Pronouncements and Reporting Updates

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. Also under the new rules, the SEC will permit open-end funds, with the exception of money market funds, to offer swing pricing, subject to board approval and review. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

Note 10. Other

At the Funds’ Board meeting in March, 2017, the Board of Directors approved a change in the methodology of allocating certain expenses, like Transfer Agency (including sub-transfer agency and networking) and Blue Sky fees. The impact to the net assets of the Funds and individual share classes is not ascertainable at the present time. Management expects to implement the changes by December 31, 2017.

Prudential Asset Allocation Funds	55

Prudential Conservative Allocation Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2017(a)		2016(a)	2015(a)	2014	2013(a)	2012(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.43		$12.49	$13.30	$13.03	$12.39	$11.20
Income (loss) from investment operations:
Net investment income (loss)	.11		.16	.24	.20	.22	.21
Net realized and unrealized gain (loss) on investment transactions	.26		.62	(.41)	.53	.70	1.21
Total from investment operations	.37		.78	(.17)	.73	.92	1.42
Less Dividends and Distributions:
Dividends from net investment income	(.14)		(.21)	(.29)	(.22)	(.28)	(.23)
Distributions from net realized gains	(.14)		(.63)	(.35)	(.24)	-	-
Total dividends and distributions	(.28)		(.84)	(.64)	(.46)	(.28)	(.23)
Net asset value, end of period	$12.52		$12.43	$12.49	$13.30	$13.03	$12.39
Total Return(b):	3.05%		6.61%	(1.42)%	5.67%	7.52%	12.84%

Ratios/Supplemental Data:
Net assets, end of period (000)	$82,932		$85,173	$73,273	$72,292	$64,535	$57,791
Average net assets (000)	$81,175		$81,813	$75,170	$66,510	$60,521	$56,264
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	.75%	(d)	.73%	.72%	.71%	.72%	.75%
Expenses, before waivers and/or expense reimbursement	.80%	(d)	.78%	.77%	.76%	.77%	.81%
Net investment income (loss)	1.84%	(d)	1.36%	1.86%	1.48%	1.74%	1.80%
Portfolio turnover rate	12%	(e)	25%	42%	46%	25%	23%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

56

Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2017(a)		2016(a)	2015(a)	2014	2013(a)	2012(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.37		$12.43	$13.24	$12.98	$12.33	$11.15
Income (loss) from investment operations:
Net investment income (loss)	.07		.08	.15	.10	.13	.13
Net realized and unrealized gain (loss) on investment transactions	.24		.61	(.42)	.52	.70	1.20
Total from investment operations	.31		.69	(.27)	.62	.83	1.33
Less Dividends and Distributions:
Dividends from net investment income	(.09)		(.12)	(.19)	(.12)	(.18)	(.15)
Distributions from net realized gains	(.14)		(.63)	(.35)	(.24)	-	-
Total dividends and distributions	(.23)		(.75)	(.54)	(.36)	(.18)	(.15)
Net asset value, end of period	$12.45		$12.37	$12.43	$13.24	$12.98	$12.33
Total Return(b):	2.59%		5.84%	(2.17)%	4.82%	6.84%	11.96%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,671		$16,107	$30,118	$40,863	$43,767	$43,162
Average net assets (000)	$14,182		$23,560	$37,344	$43,801	$43,407	$44,359
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	1.50%	(d)	1.48%	1.47%	1.46%	1.47%	1.50%
Expenses, before waivers and/or expense reimbursement	1.50%	(d)	1.48%	1.47%	1.46%	1.47%	1.51%
Net investment income (loss)	1.13%	(d)	.67%	1.17%	.73%	1.01%	1.06%
Portfolio turnover rate	12%	(e)	25%	42%	46%	25%	23%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	57

Prudential Conservative Allocation Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2017(a)		2016(a)	2015(a)	2014	2013(a)	2012(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.37		$12.44	$13.24	$12.98	$12.34	$11.16
Income (loss) from investment operations:
Net investment income (loss)	.07		.08	.14	.10	.12	.13
Net realized and unrealized gain (loss) on investment transactions	.25		.60	(.40)	.52	.70	1.20
Total from investment operations	.32		.68	(.26)	.62	.82	1.33
Less Dividends and Distributions:
Dividends from net investment income	(.09)		(.12)	(.19)	(.12)	(.18)	(.15)
Distributions from net realized gains	(.14)		(.63)	(.35)	(.24)	-	-
Total dividends and distributions	(.23)		(.75)	(.54)	(.36)	(.18)	(.15)
Net asset value, end of period	$12.46		$12.37	$12.44	$13.24	$12.98	$12.34
Total Return(b):	2.67%		5.75%	(2.09)%	4.82%	6.75%	11.95%

Ratios/Supplemental Data:
Net assets, end of period (000)	$26,985		$28,325	$31,091	$28,724	$22,055	$18,224
Average net assets (000)	$27,332		$30,257	$30,647	$26,250	$19,308	$18,095
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	1.50%	(d)	1.48%	1.47%	1.46%	1.47%	1.50%
Expenses, before waivers and/or expense reimbursement	1.50%	(d)	1.48%	1.47%	1.46%	1.47%	1.51%
Net investment income (loss)	1.10%	(d)	.63%	1.09%	.69%	.98%	1.10%
Portfolio turnover rate	12%	(e)	25%	42%	46%	25%	23%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

58

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,
	2017(a)		2016(a)	2015(a)	2014	2013(a)	2012(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.47		$12.53	$13.34	$13.07	$12.42	$11.23
Income (loss) from investment operations:
Net investment income (loss)	.10		.13	.21	.17	.19	.17
Net realized and unrealized gain (loss) on investment transactions	.25		.62	(.41)	.53	.71	1.22
Total from investment operations	.35		.75	(.20)	.70	.90	1.39
Less Dividends and Distributions:
Dividends from net investment income	(.12)		(.18)	(.26)	(.19)	(.25)	(.20)
Distributions from net realized gains	(.14)		(.63)	(.35)	(.24)	-	-
Total dividends and distributions	(.26)		(.81)	(.61)	(.43)	(.25)	(.20)
Net asset value, end of period	$12.56		$12.47	$12.53	$13.34	$13.07	$12.42
Total Return(b):	2.91%		6.32%	(1.66)%	5.38%	7.32%	12.52%

Ratios/Supplemental Data:
Net assets, end of period (000)	$136		$115	$107	$95	$59	$49
Average net assets (000)	$130		$101	$101	$76	$54	$42
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	1.00%	(d)	.98%	.97%	.96%	.97%	1.00%
Expenses, before waivers and/or expense reimbursement	1.25%	(d)	1.23%	1.22%	1.21%	1.22%	1.26%
Net investment income (loss)	1.60%	(d)	1.10%	1.59%	1.18%	1.48%	1.48%
Portfolio turnover rate	12%	(e)	25%	42%	46%	25%	23%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	59

Prudential Conservative Allocation Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2017(a)		2016(a)	2015(a)	2014	2013(a)	2012(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.49		$12.55	$13.36	$13.09	$12.44	$11.24
Income (loss) from investment operations:
Net investment income (loss)	.13		.19	.27	.22	.24	.24
Net realized and unrealized gain (loss) on investment transactions	.26		.63	(.40)	.54	.72	1.22
Total from investment operations	.39		.82	(.13)	.76	.96	1.46
Less Dividends and Distributions:
Dividends from net investment income	(.16)		(.25)	(.33)	(.25)	(.31)	(.26)
Distributions from net realized gains	(.14)		(.63)	(.35)	(.24)	-	-
Total dividends and distributions	(.30)		(.88)	(.68)	(.49)	(.31)	(.26)
Net asset value, end of period	$12.58		$12.49	$12.55	$13.36	$13.09	$12.44
Total Return(b):	3.17%		6.85%	(1.16)%	5.90%	7.84%	13.17%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,901		$7,637	$6,404	$5,572	$6,097	$3,960
Average net assets (000)	$7,559		$6,800	$6,058	$5,941	$5,492	$3,176
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	.50%	(d)	.48%	.47%	.46%	.47%	.50%
Expenses, before waivers and/or expense reimbursement	.50%	(d)	.48%	.47%	.46%	.47%	.51%
Net investment income (loss)	2.09%	(d)	1.59%	2.09%	1.75%	1.90%	1.99%
Portfolio turnover rate	12%	(e)	25%	42%	46%	25%	23%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

60

Prudential Moderate Allocation Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2017(a)		2016(a)	2015(a)	2014	2013(a)	2012(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.93		$13.96	$15.17	$14.21	$12.80	$11.09
Income (loss) from investment operations:
Net investment income (loss)	.12		.12	.18	.15	.16	.14
Net realized and unrealized gain (loss) on investment transactions	.64		.94	(.55)	.97	1.49	1.73
Total from investment operations	.76		1.06	(.37)	1.12	1.65	1.87
Less Dividends and Distributions:
Dividends from net investment income	(.17)		(.21)	(.31)	(.16)	(.24)	(.16)
Distributions from net realized gains	(.31)		(.88)	(.53)	-	-	-
Total dividends and distributions	(.48)		(1.09)	(.84)	(.16)	(.24)	(.16)
Net asset value, end of period	$14.21		$13.93	$13.96	$15.17	$14.21	$12.80
Total Return(b):	5.56%		8.00%	(2.79)%	7.91%	13.13%	17.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$116,746		$106,173	$96,846	$93,752	$81,788	$70,155
Average net assets (000)	$109,066		$100,247	$98,271	$89,611	$74,440	$66,664
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	.75%	(d)	.75%	.71%	.70%	.71%	.74%
Expenses, before waivers and/or expense reimbursement	.80%	(d)	.80%	.76%	.75%	.76%	.79%
Net investment income (loss)	1.70%	(d)	.90%	1.17%	1.00%	1.22%	1.11%
Portfolio turnover rate	13%	(e)	20%	45%	35%	30%	27%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	61

Prudential Moderate Allocation Fund

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2017(a)		2016(a)	2015(a)	2014	2013(a)	2012(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.79		$13.83	$15.04	$14.09	$12.69	$11.00
Income (loss) from investment operations:
Net investment income (loss)	.07		.03	.07	.04	.07	.05
Net realized and unrealized gain (loss) on investment transactions	.64		.91	(.56)	.97	1.48	1.71
Total from investment operations	.71		.94	(.49)	1.01	1.55	1.76
Less Dividends and Distributions:
Dividends from net investment income	(.07)		(.10)	(.19)	(.06)	(.15)	(.07)
Distributions from net realized gains	(.31)		(.88)	(.53)	-	-	-
Total dividends and distributions	(.38)		(.98)	(.72)	(.06)	(.15)	(.07)
Net asset value, end of period	$14.12		$13.79	$13.83	$15.04	$14.09	$12.69
Total Return(b):	5.23%		7.13%	(3.55)%	7.15%	12.35%	16.06%

Ratios/Supplemental Data:
Net assets, end of period (000)	$18,434		$25,407	$38,084	$53,127	$54,574	$53,400
Average net assets (000)	$22,607		$32,651	$48,273	$56,302	$54,466	$55,362
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	1.50%	(d)	1.50%	1.46%	1.45%	1.46%	1.49%
Expenses, before waivers and/or expense reimbursement	1.50%	(d)	1.50%	1.46%	1.45%	1.46%	1.49%
Net investment income (loss)	.97%	(d)	.22%	.49%	.28%	.51%	.40%
Portfolio turnover rate	13%	(e)	20%	45%	35%	30%	27%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

62

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2017(a)		2016(a)	2015(a)	2014	2013(a)	2012(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.78		$13.83	$15.03	$14.08	$12.69	$10.99
Income (loss) from investment operations:
Net investment income (loss)	.07		.03	.06	.04	.06	.04
Net realized and unrealized gain (loss) on investment transactions	.64		.90	(.54)	.97	1.48	1.73
Total from investment operations	.71		.93	(.48)	1.01	1.54	1.77
Less Dividends and Distributions:
Dividends from net investment income	(.07)		(.10)	(.19)	(.06)	(.15)	(.07)
Distributions from net realized gains	(.31)		(.88)	(.53)	-	-	-
Total dividends and distributions	(.38)		(.98)	(.72)	(.06)	(.15)	(.07)
Net asset value, end of period	$14.11		$13.78	$13.83	$15.03	$14.08	$12.69
Total Return(b):	5.23%		7.06%	(3.48)%	7.15%	12.27%	16.16%

Ratios/Supplemental Data:
Net assets, end of period (000)	$27,097		$28,306	$30,872	$29,564	$24,604	$19,485
Average net assets (000)	$27,559		$29,628	$31,776	$28,118	$21,933	$18,652
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	1.50%	(d)	1.50%	1.46%	1.45%	1.46%	1.49%
Expenses, before waivers and/or expense reimbursement	1.50%	(d)	1.50%	1.46%	1.45%	1.46%	1.49%
Net investment income (loss)	.96%	(d)	.19%	.40%	.24%	.43%	.36%
Portfolio turnover rate	13%	(e)	20%	45%	35%	30%	27%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	63

Prudential Moderate Allocation Fund

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,
	2017(a)		2016(a)	2015(a)	2014	2013(a)	2012(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.83		$13.87	$15.11	$14.15	$12.76	$11.05
Income (loss) from investment operations:
Net investment income (loss)	.10		.09	.18	.11	.05	.13
Net realized and unrealized gain (loss) on investment transactions	.64		.93	(.62)	.97	1.55	1.71
Total from investment operations	.74		1.02	(.44)	1.08	1.60	1.84
Less Dividends and Distributions:
Dividends from net investment income	(.13)		(.18)	(.27)	(.12)	(.21)	(.13)
Distributions from net realized gains	(.31)		(.88)	(.53)	-	-	-
Total dividends and distributions	(.44)		(1.06)	(.80)	(.12)	(.21)	(.13)
Net asset value, end of period	$14.13		$13.83	$13.87	$15.11	$14.15	$12.76
Total Return(b):	5.48%		7.68%	(3.26)%	7.67%	12.74%	16.76%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9		$4	$4	$177	$153	$7
Average net assets (000)	$8		$4	$140	$167	$15	$9
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	1.00%	(d)	1.00%	.96%	.95%	.90%	.99%
Expenses, before waivers and/or expense reimbursement	1.25%	(d)	1.25%	1.21%	1.20%	1.15%	1.24%
Net investment income (loss)	1.50%	(d)	.64%	1.18%	.76%	.40%	1.08%
Portfolio turnover rate	13%	(e)	20%	45%	35%	30%	27%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

64

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2017(a)		2016(a)	2015(a)	2014	2013(a)	2012(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.95		$13.99	$15.20	$14.23	$12.81	$11.10
Income (loss) from investment operations:
Net investment income (loss)	.14		.17	.21	.17	.21	.17
Net realized and unrealized gain (loss) on investment transactions	.64		.92	(.54)	.99	1.49	1.73
Total from investment operations	.78		1.09	(.33)	1.16	1.70	1.90
Less Dividends and Distributions:
Dividends from net investment income	(.20)		(.25)	(.35)	(.19)	(.28)	(.19)
Distributions from net realized gains	(.31)		(.88)	(.53)	-	-	-
Total dividends and distributions	(.51)		(1.13)	(.88)	(.19)	(.28)	(.19)
Net asset value, end of period	$14.22		$13.95	$13.99	$15.20	$14.23	$12.81
Total Return(b):	5.73%		8.21%	(2.54)%	8.22%	13.48%	17.28%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,668		$3,283	$3,601	$3,767	$2,684	$3,052
Average net assets (000)	$2,809		$3,319	$3,537	$3,190	$2,874	$2,590
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	.50%	(d)	.50%	.46%	.45%	.46%	.49%
Expenses, before waivers and/or expense reimbursement	.50%	(d)	.50%	.46%	.45%	.46%	.49%
Net investment income (loss)	1.97%	(d)	1.24%	1.43%	1.20%	1.57%	1.38%
Portfolio turnover rate	13%	(e)	20%	45%	35%	30%	27%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	65

Prudential Growth Allocation Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$15.94		$16.15	$17.41	$16.02	$13.58	$11.23
Income (loss) from investment operations:
Net investment income (loss)	.13		.07	.08	.08	.10	.05
Net realized and unrealized gain (loss) on investment transactions	1.13		1.33	(.84)	1.42	2.46	2.30
Total from investment operations	1.26		1.40	(.76)	1.50	2.56	2.35
Less Dividends and Distributions:
Dividends from net investment income	(.18)		(.16)	(.35)	(.11)	(.12)	-
Distributions from net realized gains	(.46)		(1.45)	(.15)	-	-	-
Total dividends and distributions	(.64)		(1.61)	(.50)	(.11)	(.12)	-
Net asset value, end of period	$16.56		$15.94	$16.15	$17.41	$16.02	$13.58
Total Return(b):	8.09%		9.13%	(4.58)%	9.37%	19.02%	20.93%

Ratios/Supplemental Data:
Net assets, end of period (000)	$71,312		$65,038	$57,536	$56,293	$46,911	$37,934
Average net assets (000)	$66,997		$60,610	$59,770	$52,609	$41,896	$35,571
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	.75%	(d)	.75%	.75%	.75%	.75%	.75%
Expenses, before waivers and/or expense reimbursement	.97%	(d)	.97%	.93%	.90%	.92%	.99%
Net investment income (loss)	1.60%	(d)	.47%	.48%	.46%	.65%	.41%
Portfolio turnover rate	13%	(e)	24%	44%	24%	23%	30%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

66

Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$15.28		$15.53	$16.76	$15.44	$13.10	$10.91
Income (loss) from investment operations:
Net investment income (loss)	.07		(.03)	(.03)	(.04)	(.01)	(.03)
Net realized and unrealized gain (loss) on investment transactions	1.07		1.27	(.82)	1.36	2.38	2.22
Total from investment operations	1.14		1.24	(.85)	1.32	2.37	2.19
Less Dividends and Distributions:
Dividends from net investment income	(.07)		(.04)	(.23)	-	(.03)	-
Distributions from net realized gains	(.46)		(1.45)	(.15)	-	-	-
Total dividends and distributions	(.53)		(1.49)	(.38)	-	(.03)	-
Net asset value, end of period	$15.89		$15.28	$15.53	$16.76	$15.44	$13.10
Total Return(b):	7.62%		8.35%	(5.28)%	8.55%	18.13%	20.07%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,622		$13,335	$18,670	$27,929	$29,785	$28,111
Average net assets (000)	$12,245		$16,171	$24,591	$30,822	$29,020	$29,094
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	1.50%	(d)	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses, before waivers and/or expense reimbursement	1.67%	(d)	1.67%	1.63%	1.60%	1.62%	1.69%
Net investment income (loss)	.90%	(d)	(.18)%	(.16)%	(.22)%	(.06)%	(.26)%
Portfolio turnover rate	13%	(e)	24%	44%	24%	23%	30%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	67

Prudential Growth Allocation Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$15.30		$15.54	$16.78	$15.45	$13.11	$10.92
Income (loss) from investment operations:
Net investment income (loss)	.07		(.04)	(.05)	(.05)	(.01)	(.03)
Net realized and unrealized gain (loss) on investment transactions	1.07		1.29	(.81)	1.38	2.38	2.22
Total from investment operations	1.14		1.25	(.86)	1.33	2.37	2.19
Less Dividends and Distributions:
Dividends from net investment income	(.07)		(.04)	(.23)	-	(.03)	-
Distributions from net realized gains	(.46)		(1.45)	(.15)	-	-	-
Total dividends and distributions	(.53)		(1.49)	(.38)	-	(.03)	-
Net asset value, end of period	$15.91		$15.30	$15.54	$16.78	$15.45	$13.11
Total Return(b):	7.61%		8.41%	(5.33)%	8.61%	18.11%	20.05%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13,288		$12,473	$12,025	$11,858	$10,416	$8,566
Average net assets (000)	$12,757		$12,092	$12,540	$11,625	$9,377	$8,756
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	1.50%	(d)	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses, before waivers and/or expense reimbursement	1.67%	(d)	1.67%	1.63%	1.60%	1.62%	1.69%
Net investment income (loss)	.87%	(d)	(.26)%	(.28)%	(.29)%	(.10)%	(.28)%
Portfolio turnover rate	13%	(e)	24%	44%	24%	23%	30%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include the expenses of the investment companies in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

68

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$15.80		$16.01	$17.27	$15.90	$13.48	$11.17
Income (loss) from investment operations:
Net investment income (loss)	.11		(.04)	.04	.04	.06	.03
Net realized and unrealized gain (loss) on investment transactions	1.12		1.40	(.84)	1.40	2.45	2.28
Total from investment operations	1.23		1.36	(.80)	1.44	2.51	2.31
Less Dividends and Distributions:
Dividends from net investment income	(.14)		(.12)	(.31)	(.07)	(.09)	-
Distributions from net realized gains	(.46)		(1.45)	(.15)	-	-	-
Total dividends and distributions	(.60)		(1.57)	(.46)	(.07)	(.09)	-
Net asset value, end of period	$16.43		$15.80	$16.01	$17.27	$15.90	$13.48
Total Return(b):	7.97%		8.91%	(4.85)%	9.07%	18.74%	20.68%

Ratios/Supplemental Data:
Net assets, end of period (000)	$26		$14	$3	$3	$3	$3
Average net assets (000)	$24		$8	$3	$3	$3	$2
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	1.00%	(d)	1.00%	1.00%	.97%	1.00%	1.00%
Expenses, before waivers and/or expense reimbursement	1.42%	(d)	1.42%	1.36%	1.31%	1.37%	1.30%
Net investment income (loss)	1.40%	(d)	(.24)%	.21%	.25%	.40%	.22%
Portfolio turnover rate	13%	(e)	24%	44%	24%	23%	30%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Asset Allocation Funds	69

Prudential Growth Allocation Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$16.14		$16.34	$17.61	$16.20	$13.73	$11.32
Income (loss) from investment operations:
Net investment income (loss)	.15		.13	.15	.11	.13	.06
Net realized and unrealized gain (loss) on investment transactions	1.14		1.33	(.87)	1.45	2.50	2.35
Total from investment operations	1.29		1.46	(.72)	1.56	2.63	2.41
Less Dividends and Distributions:
Dividends from net investment income	(.22)		(.21)	(.40)	(.15)	(.16)	-
Distributions from net realized gains	(.46)		(1.45)	(.15)	-	-	-
Total dividends and distributions	(.68)		(1.66)	(.55)	(.15)	(.16)	-
Net asset value, end of period	$16.75		$16.14	$16.34	$17.61	$16.20	$13.73
Total Return(b):	8.18%		9.39%	(4.36)%	9.64%	19.31%	21.29%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,045		$1,845	$1,573	$1,477	$989	$1,112
Average net assets (000)	$1,876		$1,794	$1,352	$1,278	$1,071	$786
Ratios to average net assets(c):
Expenses, after waivers and/or expense reimbursement	.50%	(d)	.50%	.50%	.50%	.50%	.50%
Expenses, before waivers and/or expense reimbursement	.67%	(d)	.67%	.63%	.60%	.62%	.69%
Net investment income (loss)	1.88%	(d)	.81%	.82%	.62%	.84%	.49%
Portfolio turnover rate	13%	(e)	24%	44%	24%	23%	30%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

70

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Funds has delegated to the Funds’ investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10281

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Funds carefully before investing. The prospectus and summary prospectus for each Fund contain this and other information about the Funds. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Asset Allocation Funds, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. Each Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL ASSET ALLOCATION FUNDS	NASDAQ	CUSIP		NASDAQ	CUSIP
Conservative Allocation (Class A)	JDUAX	74437E750	Moderate Allocation (Class R)	JMARX	74437E610
Conservative Allocation (Class B)	JDABX	74437E743	Moderate Allocation (Class Z)	JDMZX	74437E776
Conservative Allocation (Class C)	JDACX	74437E735	Growth Allocation (Class A)	JDAAX	74437E685
Conservative Allocation (Class R)	JDARX	74437E628	Growth Allocation (Class B)	JDGBX	74437E677
Conservative Allocation (Class Z)	JDAZX	74437E784	Growth Allocation (Class C)	JDGCX	74437E669
Moderate Allocation (Class A)	JDTAX	74437E727	Growth Allocation (Class R)	JGARX	74437E594
Moderate Allocation (Class B)	JDMBX	74437E719	Growth Allocation (Class Z)	JDGZX	74437E768
Moderate Allocation (Class C)	JDMCX	74437E693

MF194E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Prudential Investment Portfolios, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	May 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	May 18, 2017

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	May 18, 2017